As filed with the Securities and Exchange Commission on April 29, 2025
1933 Act Registration No. 33-11023
1940 Act Registration No. 811-03996

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 68	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 208	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

320 Park Avenue New York, New York 10022-6839
(Address of Depositor’s Principal Executive Office) (Zip Code)
Depositor’s Telephone Number, including Area Code: (212) 224-1600
Amy Latkin Vice President and Senior Counsel
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2025 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2025 pursuant to paragraph (a)(1) of Rule 485.
Title of Securities Being Registered:
Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

THRIFT PLAN CONTRACTS—
VARIABLE ACCUMULATION ANNUITY CONTRACTS
FOR THRIFT PLANS

Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue, New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2
We offer group variable accumulation annuity contracts for use by thrift plans or arrangements of Employers in the not-for-profit field (or their associations or trusts) and for-profit Employers to assist with retirement and long-term financial planning. The Contracts are sold directly to Employers who sponsor a Plan and not to individuals. However, you, as an employee or former employee who participates in a Plan, can make contributions under the Contract as allowed by the terms of the Plan and subject to the requirements set forth in this prospectus for the Contract ("Prospectus"). Contributions are in the amounts and at the frequency you choose, subject to restrictions in the Plan and applicable federal tax law provisions.
A Plan must:
●
be qualified under Section 401(a) (including Section 401(k)) of the Code, or
●
meet the requirements of Section 403(b) of the Code.
A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date you select.
You may allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2 or to our General Account, unless your Plan restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Subaccounts of the Separate Account invest in similarly named funds or portfolios of mutual funds, which are set forth and described in Appendix A.
The Contract is a complex investment and involves risks, including potential loss of principal.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in taxes and tax penalties, as applicable.
Mutual of America Life Insurance Company’s obligations under the Contract are subject to its financial strength and claims-paying ability.
You should review this Prospectus, which contains more information about the Contract, including its features, benefits, and risks. You can find this Prospectus and other information about the Contract online at https://dfinview.com/mutualofamerica/tadf/Thrift/AP. You can also obtain this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Dated May 1, 2025

Definitions We Use in this Prospectus
Account Value—The value of a Participant’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.
Accumulation Period—For a Participant, the period under a Contract when Contributions are made or held for the Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.
Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.
Annuitant—A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. You must be the Annuitant, and the Annuitant cannot be changed; and a Beneficiary who has elected to receive a death benefit in the form of an annuity shall be the Annuitant. You or a Beneficiary also may name a joint Annuitant, except that some Plans require the consent of your Eligible Spouse if the Eligible Spouse is not the joint Annuitant. We use the life expectancy of the Annuitant and joint Annuitant, if any, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.
Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments. Sometimes referred to as “Benefit Commencement Date” in a Contract.
Annuity Payments—A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected.
The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.
Beneficiary(ies)—The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) upon the death of the Annuitant and joint Annuitant, if any.
Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.
Collateralized Loan—A loan made by us, which requires you to hold 120% of the loan amount in the General Account as collateral.
Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.
Contract—The group variable accumulation annuity contracts described in this Prospectus.
Contractholder—For purposes of this Prospectus, the Contractholder will be the employer, an association representing employers, or the trustee(s) of a Plan maintained by one or more employers.
Contributions—Amounts contributed from time to time under a Contract.
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Designated Roth Account—An account maintained for Designated Roth Contributions and earnings (or losses) attributable to Designated Roth Contributions. This term, depending on the context in which it is used, includes Designated Roth Rollover Accounts.
Designated Roth Contributions—Contributions irrevocably designated as Designated Roth Contributions described in Section 402A of the Code.
Designated Roth Rollover Account—An account maintained for rollover Designated Roth Contributions and earnings (or losses) attributable to rollover Designated Roth Contributions.
eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses (including summary prospectuses), and Underlying Fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by Mutual of America. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.
Eligible Spouse—The person to whom a Participant or Annuitant is legally married in a marriage recognized under federal law.
Employee Contribution Account—An account maintained for employee Contributions, other than Designated Roth Contributions, and earnings (or losses) attributable to such Contributions.
Employer—An employer named on the face page of the Contract that has purchased a Contract to fund a Plan, or an employer that makes Contributions for its employees under a Contract purchased by a trust or other entity for the benefit of its employees.
Employer Contribution Account—An account maintained for Employer Contributions, and earnings (or losses) attributable to such Contributions.
ERISA—The Employee Retirement Income Security Act of 1974, as amended.
General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.
IRS—The Internal Revenue Service.
Inactive Plan—A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, Contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us in writing that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted Contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
Investment Alternatives—The General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives, subject to any limitations under your Plan.
Non-Vested Account Value—The portion of your Account Value attributable to your Employer Contribution on your behalf, and earnings on those Contributions, that under your Plan would belong to your Employer if you leave employment before a certain period of time after the Contributions were made.
Participant—An employee or former employee who participates in a Plan and for whom we have received Contributions.
Plan—An employer-sponsored retirement savings plan (or Thrift plan) for which we issue a Contract, which usually permits employees to make voluntary Contributions. A Plan must satisfy the requirements of:
(1)
Code Section 403(b), in which case it is called a 403(b) Thrift plan; or
2

(2)
Code Section 401(a), including a plan that meets the requirements of Section 401(k), in which case it is called a 401(a) Thrift or a 401(k) plan.
(3)
Code Section 401(a) or 403(b) for certain defined contribution pension or profit-sharing plans that do not permit employee contributions.
Prime Rate—The rate published from time to time in the “Money Rates” section of the Wall Street Journal®.
Reduced Fee—The reduced Separate Account Annual Expenses, comprised of the administrative charge, distribution expense charge and expense risk charge, that apply to Participants in Plans that are eligible for such reduced Separate Account Annual Expenses as set forth in the Fee Table section of this Prospectus.
Rollover Contributions Account—An account maintained for rollover Contributions other than Designated Roth Contributions (or rollover Designated Roth Contributions) and earnings (or losses) attributable to such Contributions.
Separate Account—Mutual of America Separate Account No. 2, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.
Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.
Uncollateralized Loan—A loan made from your vested Account Value.
Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.
Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.
Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day.
We, us, our, Company or Mutual of America—Refers to Mutual of America Life Insurance Company.
You or your—Refers to a Participant.
3

Overview of the Contracts
Purpose

We offer the Contracts in connection with employer-sponsored plans to assist with retirement and long-term financial planning by both for-profit and not-for-profit employers and their employees. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and an annuity (income) period.
Accumulation (Savings) Period
During the Accumulation Period you may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives. You may allocate your Account Value to our General Account, unless your Plan restricts allocations. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-eight Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions during the Accumulation Period.  Your Contributions and your Employer Contribution on your behalf may be in the amounts and made at the times a Plan permits or requires. Your Contributions also must be in the amounts and at a frequency the Employer agrees to, based on your payroll period.
Minimum Required.  You are not required to make any minimum amount of Contributions.
Limits on Amounts. The maximum annual Contributions are the amounts permitted under the Code for the type of Plan or arrangements funded by the Contract.
Annuity (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
Contract Features

We issue Contracts for 403(b) Thrift Plans and 401(a) Thrift Plans or 401(k) Plans.
4

We also issue Contracts to fund defined contribution pension and profit-sharing plans that qualify under Code Section 401(a), and some of these Plans may provide for Employer Contributions only.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If you have an Eligible Spouse, your Eligible Spouse will be the Beneficiary unless the Eligible Spouse has consented in writing to the designation of another Beneficiary.
The amount of the death benefit will be your Account Value (less outstanding loans and interest) as of the date we receive proof of death and all other documentation necessary for us to process the death benefit request. The death benefit will be paid in accordance with the election of the Beneficiary(ies). The Beneficiary will select the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
Transfers and Withdrawals of Account Value.  During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives, unless your Plan limits transfers or restricts Contributions to only the General Account. If you have a loan under a Plan secured by all or part of your Account Value, we restrict your transfer or withdrawal from the General Account of the loan collateral security amount. In certain 401(k) Plans, loans may be made under a trust.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under the circumstances set forth in the Code and the Plan. You generally may not withdraw your Account Value until you have reached the age of 59 ½ or terminated employment with the Employer. If you are married, you may need the consent of your Eligible Spouse in order to make a withdrawal. Under our Specified Payments Option, if you are eligible to make withdrawals you may instruct us to withdraw a certain amount (at least $100) each month from your Investment Alternatives on a pro rata basis. You must be age 59 ½ or older, or have terminated employment with the plan sponsor during or after the year first reaching age 55, to elect this Option.
We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any), or if it is a qualified withdrawal of Designated Roth Amounts. The taxable portion of withdrawals may be subject to a 10% tax penalty, unless you have reached the age of 59 ½, are disabled or in certain other circumstances.
Loans. If your Employer’s Plan allows participant loans, you may borrow using your Account Value. The charges that we assess in connection with loans are detailed in the Charges section of this Prospectus.
5

Important Information You Should Consider About the Contract

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?	No.	Charges
Are There Transaction Charges?	No, there are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.	Charges
Are There Ongoing Fees and Expenses? (annual charges)
Yes, the table below describes the fees and expenses that you may pay each year, depending on the Investment Alternatives
and optional benefits you choose. Loan interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.28%[1]	1.99%[1]
	2. Underlying Fund fees and expenses	0.14%[2]	0.97%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets. Effective on or about June 6, 2025, the max will be
0.89%.

6

FEES AND EXPENSES	LOCATION IN PROSPECTUS

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $431	HIGHEST ANNUAL COST ESTIMATE: $3,030*
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions,
transfers, or withdrawals

* Effective on or about June 6, 2025, the highest annual cost estimate will be $2,948.
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
●Tax deferral is more beneficial to Participants with a long-term investment time horizon.
●Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
●The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
7

RISKS	LOCATION IN PROSPECTUS
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to
Mutual of America, including that any obligations (including under the General Account), guarantees, and benefits of the
Contract are subject to the claims paying ability of Mutual of
America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes, your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
Are There any Restrictions on Contract Benefits?
Yes, to the extent your Employer’s Plan allows participant loans, you have the right to borrow using your Account Value as
collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that
can be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the
Participant’s vested account balance; or (b) $50,000. The
maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under
circumstances specified by law from time to time.
We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. Amounts
borrowed in a loan do not participate in the Subaccount
investment experience. Loans, therefore, can affect the Account
Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest.
Loans
	TAXES	LOCATION IN PROSPECTUS
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Because the Contract is purchased through a tax-qualified plan, there are no additional tax benefits to the Contract.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
8

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Mutual of America offers the Contracts for sale through certain of our employees who are registered representatives of Mutual of America Securities LLC, the principal underwriter of the
Contracts. The only compensation we pay to registered
representatives for sales of the Contracts is in the form of salary, plus annual incentive compensation based on (i) achievement of individual sales objectives and (ii) the Company’s achievement of overall corporate objectives. There are no commissions or fees payable for sales of the Contracts.
The annual cash incentive compensation payment payable to
these registered representatives can increase or decrease based on individual performance in relation to individual sales
objectives and Company performance in relation to corporate
objectives.
With regard to non-cash compensation, representatives and
certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a
Contract over
another investment.
Purchases and Contract Value
Should I Exchange My Contract?
Registered representatives may have a financial incentive to offer a participant a new contract in place of the one in which he or she already participates. An investor should only exchange his or her Contract if he or she determines, after comparing the
features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing Contract.
Purchases and Contract Value

Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Alternative or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

I. The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender or make withdrawals from an Investment Alternative or from your Contract or participation interest or when you transfer your Account Value among Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
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Participant Transaction Expenses	Maximum	Current
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Transfer Fee	None	None
Loan Fees			Collateralized Loans	Uncollateralized Loans
				Payroll Deduction	Home Billing
		Non-refundable Origination Fee	None	$75	$350
		Non-refundable Annual Loan Fee	None	$15	N/A
 II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
	Maximum	Standard	Tier 1 Reduced Fees (2)	Tier 2 Reduced Fees (2)	Tier 3 Reduced Fees (2)	Tier 4 Reduced Fees (2)	Tier 5 Reduced Fees (2)	Inactive Plans (3)
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(5)	2.00%	1.45%(4)	.25%(4)	.35%(4)	.45%(4)	.60%(4)	.95%(4)	1.95%(4)
Loan Interest Rate
Collateralized Loans: Net Loan Interest Rate of 3%, which represents the difference between the interest rate charged on a loan and the maximum credited rate for collateral held in the General Account
Uncollateralized Loans: Prime Rate +1%

(1)
Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver as discussed in “Monthly Participant Charges” under “Charges” in the Prospectus.
(2)
Reduced Fees. Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in the Charges section of this Prospectus. Plans that do not qualify for Reduced Fees because they have assets in the Separate Account and the General Account combined of less than $1 million, will be charged the Standard Separate Account annual charge.
10

(3)
Inactive Plans. An Inactive Plan will no longer be eligible for Standard separate account annual charges or Reduced Fees as of the last day of the quarter in which it became an Inactive Plan. For more information see “Charges”.
(4)
Reductions in Separate Account Annual Expenses. Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see “Charges”.
(5)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
 III.The next item shows the minimum and maximum total operating expenses charged by the  III.Underlying Funds that you may pay periodically during the time that you are a  III.Participant. Expenses shown may change over time and may be higher or lower in the future. A complete list of  III.Underlying Funds available under the  III.Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “ III.Underlying Funds As Investment Options Available Under the  III.Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.14%	0.97%*
Effective on or about June 6, 2025, the maximum annual underlying fund expenses will be 0.89%.
Example

This Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, Annual Contract Fees, Base Contract Expenses, and Underlying Fund fees and expenses and exclude Loan fees.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that all Account Value is allocated to the Underlying Funds.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
The Example also assumes that your investment has a 5% annual rate of return each year and assumes the maximum Annual Contract Fee, the maximum Base Contract Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$3,030	$9,552	$16,743	$38,110

*
Effective on or about June 6, 2025, your costs for 1, 3, 5, and 10 years would be $2,948, $9,294, $16,290, $37,079, respectively.

Principal Risks of Investing in the Contract
Contract Risks
You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected.
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We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for contractholders and new or substitute Subaccounts may have different fees and expenses or be offered to only certain classes of contractholders. For more information, see the “Contract or Separate Account Changes” section in the Prospectus. The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
Investment Risk
You bear the risk of any decline in the Account Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
Insurance Company Risk
An investment in the Contract is subject to the risks related to Mutual of America, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. Accordingly, if Mutual of America experiences financial distress in the future or becomes insolvent, we may not be able to meet our obligations with respect to the Contract, including Account Value allocated to the General Account. Moreover, General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, liquidity and credit risk, and are also subject to the claims of our general creditors. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Loans
Amounts borrowed in a Collateralized Loan or Uncollateralized Loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest. A deemed distribution due to your default on a loan may be subject to taxes and tax penalties.
Tax Consequences
Except for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts.
Business Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact
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the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.

General Description of Mutual of America,
the Separate Account and the Underlying Funds
Mutual of America

We are obligated to pay all amounts required on the part of the insurer promised to investors under the Contracts, subject to our financial strength and claims-paying ability. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2024, we had total assets, on a consolidated basis, of approximately. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M Best Company, S&P Global Ratings and Fitch Ratings, publish their ratings. From time to time, we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.
We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.
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Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.
We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund. See Appendix A to this Prospectus, which sets forth certain information about each Underlying Fund.
The assets of the Separate Account are our property. The Separate Account assets attributable to Participants’ Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.
The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of the Department of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.
Underlying Funds in Which Our Separate Account Invests

Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
Information regarding each of the Underlying Funds including its name, its investment objectives, its investment adviser and subadviser, current expenses, and performance is available in Appendix A to the Prospectus. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. The prospectuses and summary prospectuses for the Underlying Funds are available on our website mutualofamerica.com/prospectus or you can request them by writing to us at 320 Park Avenue, New York, NY 10022-6839 or by calling 800.574.9267.
The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Subaccounts will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. The Underlying Funds sell their shares to the separate accounts of other insurance companies and may also offer them for sale to the general public.
Selection of Underlying Funds. The Underlying Funds offered through the Contracts are selected by us. Before adding an Underlying Fund, we evaluate a number of important criteria, including, but not limited to, a fund’s category and style; its investment policy and objectives; the investment manager’s investment processes; the fund’s fit within the mix of the existing investment alternatives and managers offered through the Company’s contracts; the fund’s investment management fees; the appropriateness of the fund for long-term investment of retirement plan assets; the expertise and reputation of the investment manager and the experience and stability of the management team, including the portfolio managers; the effectiveness of the investment manager’s research; the competitive historical fund performance; and the manager’s adherence to the stated investment objectives and style. Consideration is also given to the appeal of the investment management firm to current and future Contractholders and Participants.
Shared and Mixed Fund Arrangements. Shares of the Underlying Funds currently are available to the separate accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all
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separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.
Your Voting Rights for Meetings of the Underlying Funds

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.
We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of participants may control the outcome of the vote.
Each Participant who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.
We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the 1940 Act changes with respect to our voting of these shares.

Charges
Charges under the Contracts

We deduct several charges from the net assets of each Subaccount. With respect to those charges, there is a “Reduced Fee” for which certain Plans are eligible. Plans are eligible for the Tier 1 Reduced Fee ($50 million in total assets), Tier 2 Reduced Fee ($25 million in total assets), the Tier 3 Reduced Fee ($5 million in total assets), Tier 4 Reduced Fee ($2 million in total assets) or the Tier 5 Reduced Fee ($1 million in total assets) as discussed in more detail below. Inactive Plans are subject to a higher level of Separate Account Annual Expenses. Separate Account Annual Expenses also are reduced for Plans that are part of certain national accounts. These reductions are discussed in more detail below.
Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are as follows.
Standard Fees and Maximum Fees
The standard Separate Account charge (Base Contract Expenses), totaling 1.45% annually, consists of the following three component charges:
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A charge at an annual rate of 0.70% to compensate for administrative functions we have undertaken in connection with the Contracts; and
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A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and
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A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
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●
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
Reduced Fees
Plans remitting Contributions and using the online retirement plan administration system provided by us or a subsidiary are eligible for Reduced Fees based on the total assets in the Separate Account and the General Account as indicated in the table below.
Aggregation Rule. We aggregate the total assets of the Employer’s 403(b), 401(k), 401(a) and governmental 457(b) defined contribution plans in any of our Separate Accounts and the General Account or under the administration of our subsidiaries to determine the Employer’s eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees, and the Employer’s Plan is remitting premiums using the online retirement plan administration system provided by us or a subsidiary. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Code and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group.
As indicated, the standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.45%. Plans that remit Contributions and use the online retirement plan administration system provided by us or a subsidiary are eligible for Reduced Fees if they meet the following initial and ongoing criteria:

	Separate Account Annual Expenses (Base Contract Expenses)	Initial Minimum Total Assets	Minimum Total Assets to Remain Eligible
Tier 1 Reduced Fee	.25%	$50 million	$45 million
Tier 2 Reduced Fee	.35%	$25 million	$22.5 million
Tier 3 Reduced Fee	.45%	$5 million	$4.5 million
Tier 4 Reduced Fee	.60%	$2 million	$1.8 million
Tier 5 Reduced Fee	.95%	$1 million	$0.9 million
If the Plan has total assets in the Contract, including the Separate Account and the General Account, of at least the amount indicated as “Initial Minimum Total Assets” in the above chart as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, the Plan may become eligible for the Reduced Fee indicated. After a Plan becomes eligible for the Reduced Fee, it must maintain total assets in the Contract of at least the amount indicated as “Minimum Total Assets to Remain Eligible” in the above chart as of the last Valuation Day of a calendar quarter to remain eligible for the Reduced Fee for the following calendar quarter. Loss of eligibility for the Reduced Fee will occur if the Plan fails to maintain at least the amount indicated as Minimum Total Assets to Remain Eligible in the Contract for any reason (for example, withdrawals from the Plan or the investment performance of the Underlying Funds).
Eligibility for Reduced Fees will be lost irrespective of the amount of a Plan’s assets, if the Plan at any time stops remitting Contributions or does not use the online retirement plan administration system provided by us or a subsidiary. Eligibility for Reduced Fees is determined for new Plans on the date the Plan’s assets are received by the Company and we begin providing administrative services.
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Inactive Plans
For Inactive Plans, the Annual Separate Account Expense, including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.95%, except in Maryland where it is 1.45%. A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, Contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted Contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
Components of Separate Account Charge

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed. You should check your quarterly statements for important messages about the qualification for, or loss of eligibility for, Tier 1, Tier 2, Tier 3, Tier 4 or Tier 5 Reduced Fees, or Standard Fees.
Administrative Charges
We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses. Plans with assets in the Separate Account are eligible for the Reduced Fees as discussed in more detail above.
For each Subaccount, the charge is at an annual rate of 0.70% (0.05% if the Tier 1 Reduced Fee is applicable, 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.40% if the Tier 5 Reduced Fee is applicable and 1.40% for Inactive Plans), except that we reduce the Administrative Charge to the extent we receive a reimbursement for administrative expenses from other sources.
The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Distribution Expense Charge
Mutual of America Securities LLC as principal underwriter, performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses.
For each Subaccount, the charge is at an annual rate of 0.55% (0.05% if the Tier 1 Reduced Fee is applicable, 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.35% if the Tier 5 Reduced Fee is applicable and 0.35% for Inactive Plans), except that we reduce the distribution charge to the extent we receive a reimbursement for administrative or distribution expenses from other sources.
The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Expense Risk Charge
We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We
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have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.
For assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.20%. (0.15% if the Tier 1 Reduced Fee, the Tier 2 Reduced Fee, or the Tier 3 Reduced Fee is applicable). We have the right to increase the expense charge, subject to any limitation in a Plan or Contract.
The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.
Separate Account Charge Reduction—Certain National Accounts
We reduce the Separate Account charges (Base Contract Expenses) for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of the calendar year, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as of the following calendar year as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar year for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar year. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.
National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:
	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.45%	1.45%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%
A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.
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Monthly Participant Charge

Annual Contract Fees. We also deduct from your Account Value on a monthly basis the pro-rated portion of an Annual Contract Fee. We will determine and charge fees as of the 15th day of each month (or the first Valuation Day after the 15th day if the 15th day is not a Valuation Day). The monthly charge is $2.00 if you have an Account Value of $2,400 or more at the 15th day of the month, or  1∕12 of 1% of the Account Value at the 15th day of the month if your Account Value is less than $2,400 at the 15th day of the month (which will be less than $2.00).
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Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports (see “Definitions We Use in this Prospectus” for a definition of eDocuments and the section immediately below). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.
Additional Information About eDocuments. As indicated the eDocuments feature offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, (including summary prospectuses) and Underlying Fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.
When you sign up for eDocuments we will waive the monthly participant charge for each month, beginning with the month in which you submit the consent form. Waiver of the monthly participant charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged the monthly participant charge, unless you qualify for a waiver. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 800.468.3785 and instructing a customer service representative to revoke your consent, and the monthly participant charge will resume in the month you revoke your consent. Your consent to eDocuments will be revoked when we are notified of your death. If you elect to use eDocuments, and if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 800.468.3785 and we will provide a copy of the requested documents free of charge.
Deduction of Monthly Participant Charge
We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order determined by us. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value.
Employer Charges

Monthly Charge. We provide varying levels of Plan-related administrative services to Employers that have adopted 401(k), 401(a) and 403(b) Plans and charge such Employers sponsoring 401(k), 401(a) and 403(b) Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.
Per Participant Monthly Charge. We charge an Employer a monthly charge for each active Participant. This charge is paid to us by the Employer and not the Participants. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for active Participants in excess of 200. We waive this charge monthly for an Employer who elects to use a Participant Directed services arrangement under a Contract (for 401(k), 401(a) and 403(b) Plans).
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We also waive the charge for member agencies of approved national accounts and state or regional associations that have designated us as a Preferred Provider, provide us with membership details and allow us to market to their member agencies. We also waive the charge for any Employer for each month in which the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans are $1 million or more and the Plan is remitting Contributions and is using the online retirement plan administration system provided by us or a subsidiary as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total. After a Plan becomes eligible for the waiver of the charge, it must maintain total assets in the Contract of at least $900,000 as of the last Valuation Day of a calendar month to remain eligible for the waiver of the charge for the following calendar month. Loss of eligibility for the waiver of the charge will occur if the Plan fails to maintain total assets in the Contract of at least $900,000 for any reason (for example, withdrawals from the Plan or the investment performance of the Underlying Funds).
Non-vested Forfeiture Processing Charge. We impose a charge for processing forfeitures of the non-vested part of the Participant’s Account Value. The charge is equal to the lesser of $50 or the value of the non-vested Account Value. We deduct the charge from the non-vested portion of the Account Value before we process the forfeiture in accordance with the Plan. We limit the number of Participants under a Contract for whom we impose the non-vested forfeiture processing charge to 50 in any calendar year. We waive the charge for an Employer if the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans are $1 million or more and the Plan is remitting Contributions and is using the online retirement plan administration system provided by us or a subsidiary as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total.
Expenses of the Underlying Funds

A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. Charges are deducted from and expenses paid out of the assets of the Underlying Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets. In addition, please see Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts”.
Premium Taxes

We currently do not deduct state and municipal premium taxes from your or your Employer Contribution. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.
Loan Fees

If your Plan provides Collateralized Loans, it means that we will make the loan to you and you will be required to hold 120% of the loan amount in the General Account as collateral. If you take a Collateralized Loan from your Account Value, the net loan interest rate is 3.00%, which represents the difference between the interest charged on a loan and the maximum credited rate for collateral held in the General Account. For a Collateralized Loan, there are no origination or other fees.
If your Plan provides Uncollateralized Loans, also known as trusteed loans, it means that the loan amount will be withdrawn from your Account Value and paid to you, and the interest you pay on the loan will be credited to your account. If you take an Uncollateralized Loan from your Account Value, the interest rate you pay will be the prime rate +1%. For Uncollateralized Loans, there are fees based on the method of repayment, as explained in more detail in your Contract:
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For payroll deduction loan payments there is a $75 non-refundable origination fee and a $15 non-refundable annual fee.
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For home billing there is a $350 non-refundable origination fee, and no annual fee.
For Collateralized Loans, the amount held in the General Account as collateral must equal 120% of the loan amount.
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The table below describes the fees and expenses that you will pay if your Plan offers loans and you take out a loan.
Loan Charges and Interest—403(b) 401(a) and 401(k)
		Uncollateralized Loans (2)
	Collateralized Loans (1)	Payroll Deduction	Home Billing
Maximum Loan Interest	Interest Rate Credited to Amounts held in the General Account +3%	Prime Rate+1%	Prime Rate +1%
Origination Fees	N/A	$75	$350
Annual Loan Fees	N/A	$15	N/A

(1)
Collateralized Loans. For Collateralized Loans (non-trusteed loans) the Loan Rate is 3% higher than the interest rate we credit to amounts held in the General Account, and you will continue to be credited with interest on the amounts held in the General Account. The loan interest rate is subject to change as the interest rate we credit to amounts held in the General Account changes. The amount held in the General Account as collateral for a collateralized loan must be equal to 120% of the loan amount.
(2)
Uncollateralized Loans. For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge a non-refundable origination fee of $75.00 and a non-refundable annual fee of $15.00 per year and (b) for loans paid through home billing we charge a non-refundable origination fee of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. The loan amount is withdrawn from your Account Value and you pay interest at the Prime Rate +1% to your Account. As such, we do not receive any portion of the interest paid. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan.

General Description of Contracts
Contract Rights

The Contractholder is the plan sponsor, generally an employer, that has purchased a Contract to fund a Plan, or an employer that makes Contributions for its employees under a Contract purchased by a trust or other entity for the benefit of its employees. An Employer-sponsored retirement savings plan (or Thrift plan) for which we issue a contract, usually permits employees to make voluntary Contributions. Participants may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in the Employer’s Plan.
As a Participant in the Plan, you may elect to make contributions to the Plan, and you may transfer all or a portion of your Account Value among the Investment Alternatives, unless the Plan in which you participate limits transfers or restricts Contributions to only the General Account. You may also designate a Beneficiary to receive any payments due upon your death, subject to any limits under a Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. You make elect to withdraw your Account Value as discussed in this Prospectus, subject to the terms of the Plan, and you may elect to commence annuity payments as discussed in this Prospectus.
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Contract Provisions and Limitations

The types of thrift plans or arrangements for which we will issue a Contract are:
 1.403(b) Thrift Contract (called a Thrift Plan or a 403(b) Thrift Plan)
We issue Contracts to Employers to fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code. A Contractholder must be a tax-exempt organization under Code Section 501(c)(3) or an eligible public school or college, or an association that represents that type of tax-exempt organization or eligible public school or college or its employees.
Under a 403(b) Thrift Plan Contract, you ordinarily make Contributions through a voluntary salary reduction arrangement, and your Contributions are “pre-tax.” If permitted by your Employer’s Plan, you may also make Designated Roth Contributions. Such Contributions are made “after-tax.” If certain rules under the Code are satisfied, distributions of Designated Roth Contributions and any earnings thereon, will be tax-free. Your Employer may match all or part of these Contributions, under a fixed matching formula (such as a set percentage). You may make additional Contributions that your Employer does not match, subject to limits contained in the Code, or the Plan. An Employer may make non-matched Contributions, and a formula set forth in the Plan will determine how those Contributions are allocated to Participants. Some Plans permit only Employer Contributions. Your Employer’s Plan may require that you be automatically enrolled if you fail to make an affirmative election to opt out of the participation in the Plan by a specified date. In that event, the Employer would provide advance written notice of the automatic enrollment provision, including the date that Contributions would commence and the default investment fund to which Contributions would be applied.
 2.401(a) Thrift Plan or 401(k) Profit Sharing Plan
We issue Contracts to fund annuity benefits under retirement plans that qualify for special federal income tax treatment under Section 401(a) of the Code, including retirement plans that also meet the requirements of Section 401(k) of the Code. A Contractholder typically is an Employer that has adopted a 401(a) Plan, although the Contractholder may be the trustees of the Plan if a Plan provides for a trust.
Depending on the type of Plan, you make Contributions:
●
For 401(a) Plans through a voluntary payroll deduction arrangement with the Employer, where the Contributions are “after-tax” (but not Designated Roth Contributions), meaning you may not deduct or exclude them from your gross income, or
●
For 401(k) Plans through a salary reduction agreement with the Employer, where the Contributions are “pre-tax,” meaning you may exclude them from your gross income within the limits of Code Section 401(k).
●
For 401(k) Plans, if permitted by your Employer’s Plan, you may also make Designated Roth Contributions.
The Employer may match all or a portion of your Contributions, under a specific matching Contribution formula (such as a set percentage). You may make additional Contributions that your Employer does not match. An Employer also may specify or annually declare a non-matched amount to be allocated among Participants under a specific formula set forth in the Plan. Your Employer’s Plan may require that you be automatically enrolled if you fail to make an affirmative election, by a specified date, not to participate in the Plan. In that event, the Employer would provide advance written notice of the automatic enrollment provision, including the date that Contributions would commence and the default investment fund to which Contributions would be applied.
We also issue Contracts to fund defined contribution pension and profit-sharing plans that qualify under Code Section 401(a), and some of these Plans may provide for Employer Contributions only.
Minimum. You are not required to make any minimum amount of Contributions.
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Allocation of Contributions. You may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan.
We will allocate a Contribution when we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you or your Employer according to the instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.
You may change the allocation instructions for future Contributions at any time. You should periodically review your allocations in light of market conditions and your financial and retirement plans.
If we have not received your allocation election, your Contributions and those of your Employer on your behalf, if any, will be allocated to the default Investment Alternatives specified in your Employer’s Plan, if any. You may at any time, in accordance with the Plan, make an allocation for future Contributions and/or transfer amounts from the default Investment Alternative to any other Investment Alternative available under your Contract. Your specific allocation election will take precedence over the default Investment Alternative, but only for future Contributions. If you want to transfer funds previously allocated to the default Investment Alternative, you must make a transfer election.
Default Investment Alternatives are chosen at the plan level by plan sponsors as permitted by Department of Labor regulations (referred to as Qualified Default Investment Alternatives (QDIAs)). As required by the Department of Labor regulations when a default Investment Alternative is chosen by a plan sponsor, participants are informed of their plan’s default Investment Alternative by the plan sponsor in the summary plan description and various enrollment documents that are provided at or prior to the time a participant enrolls in the plan and periodically thereafter. Department of Labor regulations allow a plan to have more than one default Investment Alternative. In that case, the summary plan description and enrollment documents will both identify each default Investment Alternative, and describe the methodology in place for allocating amounts among the default Investment Alternatives. You should carefully review your employer’s Plan documents to be familiar with the default Investment Alternatives to which your assets will be allocated if you do not provide specific allocation instructions.
Your Right to Transfer Among Investment Alternatives

Subject to certain restrictions, you may transfer Account Value among Subaccounts, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.
Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units.”
Transfers and Allocation Changes by Telephone or Website. You may make requests by telephone or website for withdrawals or transfers of Account Value among Investment Alternatives or to change the Investment Alternatives to which we will allocate your future Contributions. On any Valuation Day, we will consider requests by telephone or website that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. Eastern Time (or the Exchange close) as received on the next Valuation Day.
You must use a password to make website requests. Your use of the password constitutes agreement to use our website in accordance with our rules and requirements. To change your password, you may follow the instructions at our website website. To make telephone requests, you will be asked to provide identifying personal information to our Customer Service Representative.
We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone or website. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or website transactions may
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not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or website transfers.
We will not be liable for following instructions communicated by telephone or website that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or website are genuine we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide confirmation of transactions, in writing, except for allocation changes made over the website.
Your Right to Make Transfers. If your employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
How to Tell Us an Amount to Transfer or Withdraw. To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:
●
the dollar amount to be taken from each Investment Alternative, or
●
the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.
In some cases, certain withdrawals under 403(b) Plans may require the approval of the Employer or third party administrator, if applicable. In most cases, if you are making a withdrawal and have a Designated Roth Account, you must specify whether to take the withdrawal from your Designated Roth Account or Employee Contribution Account. If you have a Rollover Account or a Designated Roth Rollover Account, amounts will be taken from the respective rollover account first. However, for corrective distributions of Contributions that exceed applicable contribution limits, withdrawals will be made from your Employee Contribution Account first, then your Roth Contribution Account, and will not be made from any of your rollover accounts.
For transfers, you must specify the Investment Alternative(s) to which you are moving the transferred amount. You must also specify the accounts to which transfers apply. Your request for transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request and for withdrawals, it must be received either through our website, or by email from an email address with a security profile in our records, or by mail to our Financial Transaction Processing Center.
Designation of Beneficiary

You may designate a Beneficiary to receive any payments due upon your death, subject to any limits under a Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you or the Beneficiary is living at the time of such receipt. Designations or changes in designation made via your Employer will be deemed to be received by us at the time your Employer enters the information on our system. We will not be liable, however, for any payment or settlement we make before we receive the notice from you or your Employer, as the case may be, of Beneficiary or change of Beneficiary.
If you are married, and your Plan is subject to ERISA, the Beneficiary will be your Eligible Spouse unless we have received consent from the Eligible Spouse to permit another Beneficiary. The consent must:
●
be in writing
●
be signed by the Eligible Spouse and witnessed either by a notary public or a Plan representative
●
agree to your election to waive any qualified preretirement survivor annuity and qualified joint and survivor annuity forms of benefit that otherwise would be applicable, and
●
agree to the designation of a Beneficiary other than your Eligible Spouse.
You may not make subsequent Beneficiary designations or selections of forms of annuity benefit unless your Eligible Spouse provides written consent in the same manner.
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You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.
If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or upon your death (and the death of the joint Annuitant, if any) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first surviving class of Beneficiaries, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after utilizing Department of Labor guidance regarding locating missing participants and conducting a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.
Our General Account

Scope of Prospectus. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, you should refer to the Contract.
General Description. Amounts you allocate under a Contract to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the payment of claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.
We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.
Since your Contract does not set forth a minimum rate, we will credit interest at a rate at least equal to the guaranteed minimum credited interest rate determined by us annually in accordance with the National Association of Insurance Commissioners (NAIC) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula such that the minimum rate established shall not be less than 0.15%. The NAIC minimum rate formula as applied by us is based upon the average of the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day of each calendar month for the twelve months preceding the determination date, provided that results is not less than 0.15% or greater than 3%. We will determine the minimum guaranteed interest rate using this NAIC formula each December (the determination date), and any change in the minimum guaranteed interest rate the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We
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compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, mutualofamerica.com.
The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan.
We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Employer uses the online retirement plan administration system provided by us or a subsidiary for the transmission and receipt of certain information regarding Participants, Contributions and other Contract information, and in certain other circumstances.
Refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.
Transfers and Withdrawals. You may transfer Account Value to and from the General Account, subject to any restrictions contained in your Employer’s Plan. To the extent permitted by the Code and your Plan, you may withdraw your Account Value from the General Account prior to the Annuity Commencement Date. We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.
Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.
Contract or Separate Account Changes

Funding and Other Changes We May Make
We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all contractholders or only for certain classes of contractholders. New or substitute Subaccounts may have different fees and expenses and may only be offered to certain classes of contractholders. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required.
Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The Underlying Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.
We also may:
●
create new Subaccounts of the Separate Account at any time;
●
to the extent permitted by state and federal law, modify, combine or remove Subaccounts in the Separate Account;
●
transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount to another Subaccount;
●
create additional separate accounts or combine any two or more accounts including the Separate Account;
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●
transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;
●
operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;
●
deregister the Separate Account under the 1940 Act; and
●
operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.
We may modify the provisions of the Contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide the Contractholder and Participants with written notice as may be required under applicable law or regulation.
Frequent Transfers Among Subaccounts

Frequent Purchases and Redemptions of Subaccount Accumulation Units
The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders and Participants with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.
Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.
Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with the Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders and Participants could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders and Participants, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders and Participants.
In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.
We reserve the right to adopt additional rules that would apply to Contractholders and Participants who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts.
We work with the Underlying Funds to discourage Contractholders and Participants from engaging in excessive frequent transfers that could harm any Fund’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods,
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temporary blockage of trades or other actions. In addition, we may be required to disclose information on participant transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Subaccounts and appropriately using fair value pricing, where required.
We aggregate all daily purchase or redemption orders received from all Contractholders and Participants under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.
Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders and Participants which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants. In this regard, we can review individual purchase and redemption requests by Contractholders and Participants. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Participants engaging in market timing. We will take the following actions in the following order:
●
contact the Contractholder or Participant and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the Internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;
●
if the activity does not cease, suspend the Contractholder’s or Participant’s Internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);
●
then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.
These procedures are applied uniformly to all Contractholders and Participants, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders and Participants in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.
There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders and Participants which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders or Participants. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some participants may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other participants in the Separate Account.
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Annuity Period
Available Forms of Annuity

If your Employer has selected Mutual of America as the annuity provider for annuity benefit distributions, at your Annuity Commencement Date, we will apply your Account Value to provide a stream of monthly Annuity Payments (an annuity) from us to you (the Annuitant). Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract, and your Employer may no longer make Contributions on your behalf. If your Plan permits, and subject to its provisions, you may elect to receive your Account Value by making partial or full withdrawals, including withdrawals under our Specified Payments option, instead of receiving Annuity Payments. Once your annuity payments have commenced, you cannot change the form of annuity you have elected, and you are not able to withdraw contract value after the annuity commencement date
We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. Under some forms, you will be the Annuitant and may name another person as the joint Annuitant. If you die (and the joint Annuitant dies, if the form is a joint and survivor annuity) before the minimum period has ended, the Beneficiary will receive any remaining Annuity Payments due. A life annuity protects you from outliving the time period for receiving monthly payments, because the payments continue for your life.
You may select the annuity form when you designate the Annuity Commencement Date. There is no minimum account value to elect an annuity option. If you have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Joint and 66 2∕3% Survivor Annuity with Ten Years Certain, with your Eligible Spouse as joint Annuitant as described below, unless you, no more than 180 days (or other period depending on the provisions of the Plan) before the Annuity Commencement Date, select in writing one of the other annuity forms listed below and your spouse consents in writing to the form selected. If you do not have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Non-Refund Life Annuity, as described below, unless before the Annuity Commencement Date, you select in writing a different annuity form.
You may select a form of annuity (subject to the availability of such annuity under your Employer’s Plan), examples of which are described below, and in each case you will be the Annuitant.
Life Annuity with Ten Years Period Certain. This annuity form provides for monthly Annuity Payments to you during your lifetime, but if you die before the end of the ten year period, your Beneficiary will receive the monthly Annuity Payments until the end of the ten year period. After the Beneficiary has begun receiving payments, if the Beneficiary dies while receiving payments before the end of the period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary.
Joint and 66 2∕3% Survivor Life Annuity with Ten Year Period Certain. This annuity form provides a monthly Annuity Payment during your lifetime and 66 2∕3% of that monthly Annuity Payment to the joint Annuitant after your death if the joint Annuitant survives you. If both you and the joint Annuitant die before the end of the ten year period, payments continue to the Beneficiary in the amount last paid until the end of the ten years (the certain period). If the Beneficiary dies while receiving payments before the end of the period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary. If a person you have named as your joint Annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is canceled automatically.
Full Cash Refund Annuity. This annuity form provides for monthly Annuity Payments to you, continuing until your death. If the aggregate amount of the monthly Annuity Payments that we made to you is less than your vested Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary.
Joint and Survivor Life Annuity. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint Annuitant. There is no guaranteed minimum payment period.
Non-Refund Life Annuity. We make a monthly Annuity Payment until your death. No amount is payable to any joint Annuitant or Beneficiary.
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Other Forms. In addition to the forms of annuity listed above, your Plan may offer additional forms of annuity as of your Annuity Commencement Date. We may, if offered by your Plan, permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of life annuities with periods certain of three, five and fifteen years. Additionally, we may, if offered by your Plan, permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2∕3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time unless your Contract provides otherwise.
Amount of Annuity Payments

We will fix the amount of each Annuity Payment and we guarantee that we will make the payments, according to the form of annuity you select. Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The amount of the Annuity Payments depends on the age of the Annuitant(s), the annuity form you choose, the applicable annuity purchase rates and your Account Value.
We guarantee that the purchase rates we use to determine the amount of Annuity Payments will be the better of the guaranteed rates in the Contract or our then current annuity purchase rates.
We will issue for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits. We will send Annuity Payments directly to you at your last known address, as filed with us.
Annuity Commencement Date

You may select the Annuity Commencement Date, which must be the first of a month. Generally, the Plans require that you must have reached the age of 55 to begin receiving Annuity Payments, unless the Annuity Payments are to your spouse under a Qualified Joint and Survivor Annuity form when the Participant’s Eligible Spouse is the joint Annuitant and you die when your spouse is under age 55. The Annuity Payments will be fixed at the same amount every month, and will be based on your Account Value at the Annuity Commencement Date, the form of annuity you select, the annuity purchase rates in effect for your Contract, and your age. We guarantee that the monthly amount of the Annuity Payments, for the form of annuity selected, will be the better of the guaranteed purchase rate in the Contract or the then-current annuity purchase rate at the time of your Annuity Commencement Date.
You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures. Unless federal or state law or the Plan requires otherwise, you may elect an Annuity Commencement Date that is your:
●
Normal Retirement Date (generally, when you reach age 65); or
●
Early Retirement Date (up to 10 years before your Normal Retirement Date); or
●
Late Retirement Date (any time after your Normal Retirement Date), but not later than your required beginning date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73, or the year you are no longer actively at work.
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Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Loans
To borrow using
your Account Value
as collateral
security for the loan
or, if your
Employer’s Plan
provides for loans to
be made using a
trust, you will
withdraw the loan
amount from your
Account Value
Optional
For collateralized
loans, the maximum
loan interest rate is
3% higher than the
interest rate
credited to amounts
held in the General
Account. For
uncollateralized
loans, the maximum
loan interest is the
Prime Rate +1%.
The origination fee
for loans repaid by
payroll deduction is
$75, with an annual
fee of $15 per year.
There is a $350
origination fee for
loans repaid
through home
billing.

If you have a loan
under a Plan
secured by all or
part of your
Account Value, we
restrict your transfer
or withdrawal from
the General
Account of the loan
collateral security
amount. In certain
401(k) Plans, loans
may be made under
a trust, which may
not be secured by
any amounts held
under a contract.

Purchases and Contract Value
Purchase of a Contract; Participation

403(b) Thrift Contracts. A 403(b) Thrift Plan Contractholder must be a tax-exempt organization under Section 501(c)(3) of the Code or an eligible public school or college, or an association that represents such a tax-exempt organization or eligible public school or college or its employees. The Contract must fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code.
401(a) ThriftContracts and 401(k) Plans. A 401(a) Thrift Contractholder or a 401(k) plan Contractholder must be an employer, an employee association or a trust for one or more employers, that has adopted a retirement plan qualifying for special federal income tax treatment under Section 401(a) of the Code.
Participation. Each Plan specifies the eligibility requirements for an employee’s participation, which may include requirements for minimum age or years of service or allow entry into the Plan only on specified dates. We or the Plan may require you to execute agreements and applications on prescribed forms, including a
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salary reduction agreement or payroll deduction agreement with the Employer. The Plan may require that you be automatically enrolled if you fail to make an affirmative election to opt out of participation in the Plan by a specified date. In that event, the Employer (or third party administrator, where applicable) would provide advance written notice with respect to the automatic enrollment provision, including the date that Contributions were to commence and the default investment funds to which Contributions would be applied in the event that an affirmative election or allocation instructions have not been provided.
Acceptance of Plan Asset Transfers. A Plan Asset Transfer is a transfer to the Company on behalf of the Plan of assets held for the Plan by another financial institution. In connection with a Plan Asset Transfer, we require that the data transferred on behalf of the Plan by the Plan recordkeeper be in a format acceptable to us. We will effectuate transactions under the Contract when we have received a Complete Order (see “Definitions We Use in this Summary Prospectus” for a definition of Complete Order). For a Plan Asset Transfer that we determine is not a Complete Order, we will seek to obtain the necessary information for the transaction to be a Complete Order so the Plan Asset Transfer can be applied as an allocated Contribution under the Contract.
In order to allocate the proper portion of the Plan Asset Transfer to each individual Participant’s account and invest it under the Contract, we must receive a Complete Order. At the direction of the Employer, a Plan Asset Transfer that is not a Complete Order will be held in a non-interest bearing bank account for a short period of time. When we obtain the necessary information required for the Plan Asset Transfer to constitute a Complete Order, we will transfer the Plan Asset Transfer from the non-interest bearing bank account to the Contract as an allocated Contribution and allocate the appropriate amounts to each individual Participant’s account under the Contract and to the investment alternatives available under the Contract as directed. If we do not obtain the necessary information within a reasonable period of time, not to exceed 45 calendar days, we will return the Plan Asset Transfer assets to the Plan trustee, if any, or otherwise to the financial institution designated by the Employer.
Customer Identification

We will require information from you or the Contractholder necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001 and other applicable laws and regulations.
In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution or issue a Contract or effect subsequent transactions, including accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.
Confirmation Statements to Participants

We will send you a confirmation statement: each time you change your allocation instructions (except that we will not send one for allocation instruction changes via our website); when we receive a new Contribution from or for you, you transfer any portion of your Account Value among the Investment Alternatives; when a change occurs in the number of Accumulation Units and a change occurs in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee; or when you make a withdrawal. A confirmation statement for a new Contribution or a change in the number of Accumulation Units and a change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee may be part of your next quarterly (or monthly, if applicable) account statement. You should promptly report to us any error in a confirmation statement or quarterly statement. Please report any such error within 30 days after the date of the confirmation or the end of the period covered by the quarterly statement for correction.
Payment of Contributions

Your Contributions, if permitted by the Plan, are from:
●
salary reduction arrangements (pre-tax);
●
payroll deductions (after-tax);
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●
transfers from other contracts but only from a provider specifically identified in a 403(b) Plan (transfers while you are actively employed from a provider not specified in the Plan are prohibited; or
●
Designated Roth Contributions.
In addition to making Contributions by salary reduction or by a single sum transfer from a tax deferred annuity arrangement maintained under Section 403(b)(1) or 403(b)(7) of the Code, you may make Contributions by rollover of eligible distributions from eligible retirement plans if your Employer’s Plan accepts rollover contributions. Rollovers of amounts attributable to Designated Roth Contributions will be maintained in a separate Designated Roth Rollover Account. Amounts that you roll over will not be subject to the limitations on the amount of Contributions from salary reduction permitted during a tax year.
We maintain the following separate account balances to record Contributions and earnings (or losses):
●
Employee Contribution Account (pre-tax)
●
Employee Contribution Account (after-tax)
●
Employer Contribution Account
●
Rollover Contribution Account
●
Designated Roth Account
●
Designated Roth Rollover Account
Amounts you roll over to a Contract and any earnings thereon will generally not be subject to restrictions under the Contract applicable to salary reduction Contributions, other than spousal consent restrictions (if applicable). See “Penalty Taxes for Premature Withdrawals” under “Taxes.”
When we issue a Contract to an Employer, the Employer sends Contributions directly to us. If a Plan provides for a trust, we issue a Contract to the Plan trustees and the Employer sends Contributions to the trustees, who then send us trust assets (the amount of the Contributions). An Employer (or trustees) sends to us Contributions on behalf of Participants, as follows:
●
The Employer must remit to us (or to trustees of the Plan, if any) your Contributions as soon as administratively feasible but no later than 15 days after the end of the month in which the Employer collected the Contributions by salary reduction or payroll deduction.
●
An Employer (or trustees) may remit to us on your behalf an amount, in a single sum, that arises from a transfer from any Plan the Employer maintains, as long as the transfer is permitted by applicable law and the Contract.
●
Remittances to us of the Employer Contribution (if any) generally must be made as required by the Plan and permitted by the Code. An Employer Contribution on your behalf may be subject to a vesting schedule specified in the Plan. An Employer Contribution, if made, are either:
●
“matching,” with the Employer contributing a fixed percentage, such as 25%, 50% or 100%, of all or a portion of your Contribution (up to a specified amount), or
●
“nonmatching,” in an amount the Employer determines, as limited by the Plan and the Code.
The Employer or trustees may make contributions by check, wire transfer or electronic funds transfer. Contributions made by check should be sent to: Mutual of America, P.O. Box 20208, New York, NY 10011. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 800.468.3785 or by visiting our website at www.mutualofamerica.com.
We will only accept Contributions for you for the time prior to your termination of participation under a Contract or prior to the discontinuance of the Contract. There is no minimum amount of Contributions.
Limits on Contributions

Federal tax law limits Participants’ and Employers’ Contributions. If you or your Employer makes any Contributions in excess of the permitted amounts, then
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●
you or your Employer may be subject to tax penalties,
●
the excess may be treated as a forfeiture, and/or
●
the Plan may have to correct the overpayment by distributing the excess Contribution, resulting in taxable income to you. See “Taxes.”
Limits for 403(b) Thrift Plans. Except for a limited catch-up provision, the maximum amount that a Participant may contribute generally is $23,500 for 2025 (indexed for inflation in later years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional Contribution of up to $7,500 for 2025 (indexed for inflation in later years) and Participants who are ages 60, 61, 62, or 63 in 2025 may make an additional Contribution of up to $11,250 for 2025. These limits on voluntary Participant Contributions (or “elective deferrals”) include any amounts you designated as Designated Roth Contributions and are reduced by any other elective deferrals you make for the year to other employer retirement plans, including those of a different employer.
The total of your Contributions and the Employer Contribution on your behalf for a year cannot exceed the lesser of: (a) $70,000 for 2025 (indexed for inflation in later years), or (b) 100% of your compensation (before salary reduction contributions). Generally, if the Employer makes matching Contributions, additional limits apply to those matching Contributions as well.
The regulations require that, if both the special “catch-up” Contribution for employees with 15 or more years of service with certain employers (generally church Plans) and the “catch-up” Contribution for participants age 50 or older, are both available to the same Participant for the same calendar year, then the special “15-year catch-up” Contribution must be used first, before the “age-50 catch-up” Contribution can be used.
You should refer to Exclusion of Contributions from Gross Income, 403(b) Thrift Plan Contracts under “Taxes” in this Prospectus for a more detailed discussion of applicable federal tax law limits.
Limits for Thrift Plans under 401(a) and 401(k) Plans. Your and your Employer’s total annual Contributions to all qualified defined contribution plans of that Employer generally are limited to the lesser of $70,000 for 2025 (indexed for inflation in later years), or 100% of your annual compensation. If the Employer makes matching Contributions, additional limits apply to those matching Contributions as well. For Plans subject to Code Section 401(k), your Contributions are limited to $23,500 for 2025 (indexed for inflation in later years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional Contribution of up to $7,500 for 2025 (indexed for inflation in later years). In addition, if the Employer's Plan permits, participants who attain age 60, 61, 62, or 63 in 2025 may contribute an additional $3,750, for a total of $11,250 in catch-up contributions Additional limits may apply to your Contributions (other than to the additional Contribution permitted for those age 50 or older) based on the Contributions of all participating employees. These limits include any amounts you designate as Designated Roth Contributions and in addition, may be reduced by Contributions you make to other employer retirement plans.
Your Account Value in the Subaccounts

Accumulation Unit Values for the Subaccounts
The Accumulation Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 800.468.3785.
Accumulation Units in Subaccounts
We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.
We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.
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Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.
Calculation of Accumulation Unit Values
We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.
The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:
●
changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and
●
Separate Account charges under the Contracts, with the annual rates calculated as a daily charge.
Accumulation Unit Values for Transactions
When you allocate Contributions to a Subaccount or transfer Account Value to a Subaccount, we credit Accumulation Units to your Account Value. When you withdraw or transfer Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.
If the Plan in which you are a Participant becomes eligible for a Reduced Fee, on the date the plan becomes eligible, your Account Value in each Subaccount will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee (“Reduced Fee Accumulation Units”). Similarly, if your plan ceases to be eligible for a Reduced Fee, on the date that plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.
The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the deposit or a valid request in Complete Order. As a result, we will effect the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.
We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value of the Subaccount for that Valuation Period.
Principal Underwriter

Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are duly licensed agents of Mutual of America or its affiliate and are duly qualified registered representatives of Securities LLC.
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Our Payment of Account Value to you or a Beneficiary
Your right to withdraw your vested Account Value is restricted by federal tax law and the provisions of the applicable Plan. If you have the right to make withdrawals, you may withdraw all or a portion of your vested Account Value. If you are married, your Eligible Spouse usually must consent to any withdrawals. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available. The amount withdrawn from each Investment Alternative will be in proportion to the value in each Investment Alternative at the time of the withdrawal request, unless you instruct us otherwise. The dollar amount of the withdrawal will reduce the Account Value and death benefit by the same dollar amount.
403(b) Thrift Plans and 401(k) Plans. If you are under age 59½, federal tax law provisions prohibit you from withdrawing the portion of your Account Value that is attributable to your own salary reduction Contributions and the earnings on those Contributions, except in certain circumstances, such as death, disability or termination of your employment. If you are under age 59½ and meet certain conditions under the Code, you may be able to withdraw Contributions if you incur a financial hardship. None of these federal tax law restrictions on withdrawals apply to any of your Contributions made to a 403(b) Thrift Plan before 1989 and earnings on your Contributions credited before 1989.
An Employer’s Plan may impose restrictions on your ability to withdraw your Contributions or the Employer Contribution, or both, which are in addition to the federal tax law restrictions. For example, a Plan may prohibit you from making any withdrawals until you terminate employment, or until you have reached age 59½ or completed 5 years of participation in the Plan. If an Employer’s Plan permits you to withdraw the Employer Contribution before you terminate employment, you may not withdraw any of the Employer Contribution and earnings thereon that are not fully vested to you.
401(a) Plans and Contracts. Federal tax law provisions permit you to withdraw your vested Account Value if your Employer’s Plan is a profit-sharing plan and does not permit you to make pre-tax Contributions. The withdrawal rules for other 401(a) Thrift Plans are generally the same as the 401(k) rules described above (except that there are no salary reduction Contributions). If your Employer’s Plan is a defined contribution pension Plan (also called a money purchase pension plan) then you may not withdraw your vested Account Value until you terminate employment with the Employer, subject to the provisions of the Plan.
An Employer’s Plan may impose restrictions on withdrawals, such as prohibiting you from making any withdrawals until you terminate employment, or until you have reached age 59½ or completed 5 years of participation in the Plan. If an Employer’s Plan permits you to withdraw the Employer Contribution before you terminate employment, you may not withdraw any of the Employer Contribution and earnings thereon that are not fully vested to you.
Single Sum Payment upon Termination of Employment. Your Plan may provide that, if your vested Account Value is $1,000 or less (or a higher amount as may be permitted under provisions of the Plan and applicable laws) when you terminate employment with the Employer, we will pay your vested Account Value to you in a single sum payment, without your consent.
Specified Payments Option. If you have reached the age of 59½ or you have terminated employment with your Employer during or after the year you reached age 55 and you are permitted to make withdrawals under the Plan, you may elect to make partial withdrawals of your Account Value by telling us an amount to be withdrawn each month, under our Specified Payments Option. You must specify an amount, which may not be less than $100. Unless you direct us otherwise, such amount will be taken proportionally across your Investment Alternatives.
When you are receiving Specified Payments, you and your Employer may continue to make Contributions on your behalf. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.
Specified Payments will continue until the earliest of:
●
your death;
36

●
our receipt of your written request to change or end the Specified Payments;
●
a decline in your Account Value (or your balance in any Investment Alternative designated for withdrawals) so that the remaining balance is not large enough to cover the next Specified Payment due; or
●
your Annuity Commencement Date.
If you are subject to the minimum distribution rules under the Code, you should ensure that the Specified Payments for the year equal or exceed your minimum required annual distribution. See “Minimum Required Distributions” under “Taxes.”
Income Tax Consequences. You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You are taxed at ordinary income tax rates on the portion of the withdrawal that is taxable. A Thrift Plan Participant will not be taxed on the amount of any Contributions made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions. Qualified distributions from a Designated Roth Account are not taxable (see “Taxes”).
Penalty Tax on Taxable Amount. There is a 10% federal penalty tax on the taxable amount of your withdrawals, unless you have reached the age of 59½, or under certain other circumstances (see Penalty Taxes for Premature Withdrawals” under “Taxes”).
When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:
●
The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or
●
The SEC by order permits postponement for the protection of Participants; or
●
An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.
In order to comply with federal laws and regulations intended to deter money-laundering, terrorism or other suspicious activities, we may refuse to accept, or decline to implement, your withdrawal or transfer orders until it is legally permissible for us to do so.

Administrative Provisions
How to Make Allocation Changes, Transfers and Withdrawals

In Writing. You must give instructions on our forms, and in accordance with our procedures, to change the allocations among Investment Alternatives for future Contributions, to transfer your Account Value among Investment Alternatives or to make withdrawals from your Account Value. Certain withdrawals require the written consent of the Eligible Spouse.
By Telephone or Website. You may call us at 800.468.3785 or visit our website at www.mutualofamerica.com to obtain information about your Account Value, to change the allocations among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide identifying personal information to provide instructions by telephone. You may not make withdrawals by telephone or website; however certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website.
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Our Home Office, Processing Center and Regional Offices. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where withdrawals are processed is P.O. Box 20208, New York, NY 10011. The address for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives by mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. You may obtain the address of the Regional Office that provides services for your Contract by calling 800.468.3785 or by visiting our website at mutualofamerica.com.
Confirmation Statements. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation instruction changes, except when made via our website, and for Contributions by you or by your employer on your behalf, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement.
Contacting Mutual of America. Our Home Office address is:
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
You can obtain the address of your Regional Office by calling our toll-free number, 800.468.3785 or by visiting our website at www.mutualofamerica.com.
Participants and Contractholders must send in writing all notices and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or website, as described above.
Where You Should Direct Requests You may request an allocation change or a transfer of Account Value among Investment Alternatives by calling 800.468.3785, visiting our website at mutualofamerica.com, or sending your written request to our Financial Transaction Processing Center. The address is:
Mutual of America Life Insurance Company
Financial Transaction Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website, or you may make a withdrawal request by writing to our Withdrawal Processing Center. Written requests to the Withdrawal Processing Center should be sent to:
Mutual of America Life Insurance Company
Withdrawal Processing Center
P.O. Box 20208
New York, NY 10011
You should use our forms to submit written requests to us; incomplete, unclear or unsigned forms will be returned without action.
Assignment, Modification or Discontinuance of Contracts

Assignment of Contracts. Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required or permitted by law.
Modification of Contracts. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.
We may change a Contract at any time by amendment or replacement, provided we give the Contractholder at least 60 days’ notice, without the consent of the Contractholder, any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.
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Discontinuance of a Contract. A Contractholder, at its discretion, may discontinue a Contract as of the first of a month that is at least 30 days after we receive notice of the discontinuance. We may discontinue a Contract upon at least 31 days’ notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if (1) the Contractholder fails to remit payment of the Contractholder’s administrative charges within 31 days after payment is due; (2) the Contractholder fails to meet the requirements of the Contract or abide by the terms of the Contract; (3) the class of group annuity contracts to which the Contract belongs is discontinued by the Company; or (4) the Contractholder elects not to use the online retirement plan administration system provided by us or a subsidiary. For Contracts issued to 401(a) and 401(k) plans, we may also discontinue the Contract if a modification to the Contract is necessary in order to comply with federal or state requirements, including ERISA, and the Contractholder refuses to accept a modification of the Contract or a substantially similar contract offered by the Company that incorporates such modification. Additionally, the Company may discontinue the Contract without notification to the Contractholder if mail addressed to the Contractholder at the last address on record with the Company has been returned as undeliverable and the Contractholder has not provided the Company with a new address within 60 days of the date such mail is returned.
Impact of Discontinuance of a Contract. Our discontinuance of a Contract will be effective as of a date we specify in writing that provides the Contractholder with at least 31 days’ advance notice in which to cure any remediable defaults, except that no such notice is required if mail to the Contractholder is returned as undeliverable.
Discontinuance of a Contract does not relieve the Contractholder of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:
●
the Contractholder may not make any further Contributions,
●
all administrative services to the Contractholder shall terminate,
●
For Contracts issued to fund 403(b) Thrift Plans after January 1, 2009, if requested by a Contractholder we may transfer to another insurance company or for 401(a) Thrift contracts, to a trustee of a trust established under the applicable Plan, or, for 403(b) Thrift Plans, to another financial institution that issues 403(b) Thrift Plan annuities or other permissible funding products, all amounts accumulated under the Contract in accordance with the discontinuance rules as described above. The transfer to another insurance company or financial institution will be made no later than 30 days (or later date requested by the Contractholder) after we have received a written request from the Contractholder for the transfer, provided we have been furnished with all information necessary to effect the transfer. A Plan may be terminated upon the distribution of all assets under the Plan. Existing Contractholders that have not been issued this rider may request the addition of such rider permitting transfers without the consent of participants and termination of the relevant Plan, if they meet our requirements, and
●
If provided by your Contract, under a plan to terminate the Plan the Contractholder may, subject to the terms of the Plan and the requirements of the Code, instruct us to distribute your Account Value to you in a lump sum or purchase paid-up annuity benefits for you. We will withdraw your Account Value and pay you the lump sum or purchase the paid-up annuity benefits within 30 days of the Valuation Day upon which we calculate your Account Value following such instructions.
Following a discontinuance for any of the reasons specified above, with regard to amounts that have not been withdrawn, each Participant whose assets have not been withdrawn can change allocations, make transfers and make full or partial withdrawals, but is not permitted to add assets.
Notice of Amendment and Option to Discontinue. We will provide Contractholders with a written notice and an explanation concerning substantive amendments of the Contracts, including any amendments necessary to comply with federal or state law requirements, at least 60 days before the effective date of the amendment. A Contractholder may discontinue its Contract if it does not want to accept the amendments; however, any funds under a discontinued Contract that are not withdrawn remain subject to the Contract, as amended.
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Loans
To the extent your Employer’s Plan allows participant loans, you have the right to borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that can be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under circumstances specified by law from time to time.
A “trusteed loan,” or Uncollateralized Loan, is a loan made through the trustee of the Plan. A “non-trusteed loan” is a loan made directly to a participant. Non-trusteed loans require collateral, and may be referred to as Collateralized Loans. Collateralized Loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against repayment of the loan. Trusteed loans are uncollateralized (and may be referred to as Uncollateralized Loans) and the loan amount is withdrawn from the Account Value and is paid to the participant directly.
For Uncollateralized Loans, the application for the loan is generally submitted to a trustee or trustees appointed by your employer, who is responsible for the approval, administration and collection of loans to Participants in the employer’s Plan.
For Collateralized Loans, you are required to transfer an amount equal to 120% of the loan from the Separate Account to the General Account unless you already have allocated the necessary amount of your Account Value to the General Account to serve as collateral security for repayment of the loan. The amount withdrawn from each Investment Alternative that comprises your Account Value for the transfer of collateral security or the withdrawal for a trusteed loan will be withdrawn proportionally from all Investment Alternatives in your account at the time of the request, unless you instruct us otherwise. We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. There are no tax consequences to you from obtaining a loan, unless you do not make repayments when they are due. For a Collateralized Loan, you can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account. If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other Investment Alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other Investment Alternatives to the General Account.
The interest rate for a Collateralized Loan is 3% higher than the General Account interest rate credited to amounts held in the General Account as collateral security. For Collateralized Loans, you will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. The amount held in the General Account as collateral for a loan that is a Collateralized Loan may earn interest at a rate different and lower than the rates earned by other amounts in the General Account and the interest it earns may be lower than the returns of some or all of the Subaccounts.
For Uncollateralized Loans, the loan amount is withdrawn from your Account Value. The interest rate for an Uncollateralized Loan is the Prime Rate +1%, which you pay to your Account. As such, we do not receive any portion of the interest paid. For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge a non-refundable origination fee of $75.00 and a non-refundable annual fee of $15.00 per year and (b) for loans paid through Home Billing we charge a non-refundable origination fee of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. These fees are non-refundable and will not be returned if the loan is repaid in advance of the stated maturity date. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan.
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Payments of principal and interest that are not made by payroll deduction are due at least quarterly. The due dates for payments of principal and interest made by payroll deduction will be based on your employer’s payroll frequency.
Any loan shall be repaid within five years, except a loan used to purchase a primary residence of the Participant may be repaid over a period not to exceed ten years. Your repayment schedule will provide for substantially level amortization of the loan over the applicable period, which means that your payments will be substantially equal (subject to changes in the interest rate on your loan. If your Plan permits, you may be able to take out larger loans and have extended repayment periods if you have been affected by a federally-declared disaster). Your payments will be by payroll deduction in accordance with your payroll schedule or as otherwise permitted by the Code.
If you terminate your employment while a loan remains outstanding, treatment of your loan will be dictated by the terms of the Plan and your employer's loan program.
All Plans require authorization by the Employer or third party administrator, as applicable, for Participant loans.
Amounts borrowed in a Collateralized Loan or Uncollateralized Loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest.
Death Benefit During the Accumulation Period

We will pay a death benefit to your designated Beneficiary if you die during the Accumulation Period. If you are married, your Eligible Spouse must be the Beneficiary unless you designated a different Beneficiary with the written consent of your Eligible Spouse.
We will pay the death benefit after we have received the following at our Home Office:
●
due proof of death, generally a certified copy of your death certificate;
●
notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and
●
claim forms and other information and documents that we inform the Beneficiary are necessary for us to process the death benefit request.
The amount of the death benefit will be your Account Value, less outstanding loans and interest, as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. If you have more than one Beneficiary, each Beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such Beneficiary. Each Beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.
Form of Death Benefit Payment. The Beneficiary will elect the form of death benefit as described below. The Code imposes special requirements on the payment of a death benefit and specifies the time period in which we must pay it. We will pay the death benefit in a single sum if a Beneficiary does not select an option by the date the Code requires a payout to be made.
In addition, Participants must begin taking minimum distributions after they reach a certain age (called the Required Beginning Date or Required Distribution Date), and certain requirements depend on whether you had reached that age at the time of death. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See “Minimum Required Distributions” under “Taxes.”
In general, any method of distribution that a Beneficiary selects must comply with one of the following.
(a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is ten calendar years after the Participant’s death, unless we pay the benefit under (b), (c) or (d) below.
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(b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Participant’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Participant’s death, is also (a) the Participant’s surviving spouse; (b) the Participant’s minor child; (c) an individual who is no more than 10 years younger than the Participant; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority.
(c) Beneficiary is the Eligible Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. A Beneficiary who is also your Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Beneficiary does not have to begin receiving benefits until no later than your Required Beginning Date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73 if still alive. Alternatively, a Beneficiary who is also an Eligible Spouse, may roll your account balance over to his or her own qualified plan or 403(b) plan or to his or her own eligible IRA.
(d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy.
A Beneficiary under more than one 403(b) plan may take withdrawals from one or more such plans, in accordance with applicable IRS regulations, if permitted by the Plan.
Death Benefit After Annuity Commencement Date

If you (and your joint Annuitant if the form is a joint annuity) were to die on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the benefit (if any) provided by the form of annuity under which Annuity Payments were due. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the joint Annuitant, as applicable) after the Annuity Commencement Date.
Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. If satisfactory evidence of survival is not received by us within 30 days following our request for it, we may suspend benefit payments until such evidence is received.
Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.
If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate set forth in the Contract or as may be required under state insurance law provisions.
Information and Determination. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A Contractholder should report to us any determination that the Contractholder or employer makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders, employers or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.
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Non-Alienation of Benefits. To the extent permitted by law (a) no amount payable with respect to you may be subject to alienation, attachment, garnishment, levy (other than a federal tax levy or a Qualified Domestic Relations Order), execution, or other legal or equitable process, and (b) no such amount will in any way be subject to any legal process that would subject it to the payment of any claim against you or a Beneficiary.

Taxes
For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.
Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Participants under the Contracts does not cover every situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to state and local taxes and state and local tax treatment may not conform to federal tax law. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information before taking any actions that could have tax consequences.
Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under the Contracts. The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. You do not include in your gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as a distribution and accelerate the taxability of investment earnings.
Under general tax rules, when you receive a Plan distribution or Annuity Payments, all or part of the payment will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the Contract, which generally is the amount of after-tax Contributions that you have made and not previously withdrawn. The taxation of distributions from Designated Roth Accounts is determined separately from the taxation of your Employee Contribution Account and Rollover Contribution Account. In addition, qualified distributions from Designated Roth Accounts are not taxable.
A Participant in a 403(b) Thrift Plan will not have any investment in the Contract (unless the Participant has a Designated Roth Account or if the Participant has previously defaulted on a loan and received a deemed distribution). A Participant in a 401(a) or 401(k) Thrift Plan may have an investment in the Contract, depending on whether the Plan provides for after-tax Contributions or the Participant has a Designated Roth Account (or if the Participant has previously defaulted on a loan and received a deemed distribution).
The following are general concepts, applicable for the discussion below about specific types of distributions.
●
If you do not have an investment in the Contract, you must include in gross income the entire amount received during the tax year.
●
If you do have an investment in the Contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.
●
The amount you may exclude from gross income each year represents a partial return of your Contributions, if any, that you made with after-tax dollars (i.e., Contributions that you did not deduct or exclude from gross income for the tax year when the Contributions were made).
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●
The simplified method is used to determine the percentage of Annuity Payments that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the Contract by your total anticipated payments from the Contract.
Withdrawals. When you withdraw a portion of your Account Value, under 403(b) and 401(k) Contracts, Rollover Contributions are withdrawn first, vested Employer Contributions are withdrawn next and then Contributions made by the Employee. Under 401(a) Contracts, Rollover Contributions are withdrawn first, then after tax Employee Contributions are withdrawn on a pro rata basis and then Employer Contributions. If you receive amounts (that are not Annuity Payments) under a Contract when you have an investment in the Contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the Contract by your vested Account Value as of the date of the distribution. The Internal Revenue Service may indicate another date for valuing Account Values for this purpose.
Single Sum Payments. If you receive a single sum payment of the Account Value, you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the Contract, if any. Special income tax treatment may be available if a payment constitutes a “lump sum distribution” made from a retirement plan meeting the requirements of Section 401(a) of the Code.
Annuity Payments. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the simplified method to determine the amount to exclude from gross income for the tax year of the distribution.
The simplified method continues to apply until you recover the investment in the Contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year. If your death occurs before you have recovered the investment in the Contract, the unrecovered amount may either be deducted on the final income tax return for your last taxable year or by the Beneficiary.
Special Treatment for Designated Roth Contributions. If permitted by your Plan, you may irrevocably designate a Contribution as a Designated Roth Contribution, to be deposited into a Designated Roth Account. While a Designated Roth Contribution is not excludable from your gross income when made, a qualified distribution from a Designated Roth Account is not includible in your gross income when distributed.
A qualified distribution is generally a distribution made:
1.
After the end of the five-year period beginning with the year in which you first made a contribution to any Designated Roth Account under the Plan; and
2.
In one of the following circumstances:
a.
You are age 59½ or older, or
b.
You have died or become disabled.
A deemed distribution due to your default on a loan from your Designated Roth Account is not a qualified distribution, even if it otherwise meets these requirements.
The taxable portion of any distribution from a Designated Roth Account that is not a qualified distribution will be determined by applying the general tax concepts described above as if your Designated Roth Account were a separate contract, (i.e., by dividing your investment in the contract) by your Designated Roth Account balance as of the date of the distribution.
Penalty Taxes for Premature Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on your premature withdrawals, which are withdrawals before you have reached age 59½. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income.
In general, the taxable amount of a withdrawal before you reach age 59½ is not subject to a penalty tax if:
1.
You have died or become disabled;
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2.
The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;
3.
The withdrawals are to pay your medical expenses or those of your spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 10% of the taxpayer’s adjusted gross income);
4.
You ended your employment with the Employer during or after the year you attained age 55;
5.
You have opted out of participation in a Plan that provides for automatic enrollment within 90 days of your first automatic deferral; or
6.
You take a qualified birth or adoption distribution.
There may be additional exceptions available in certain circumstances, and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.
Exclusion of Contributions from Gross Income

403(b) Thrift Plan Contracts. We offer the Contract for Thrift Plans designed to meet the requirements of Section 403(b) of the Code. Under Section 403(b), Participants who are employees of public schools and organizations that are exempt from tax under Section 501(c)(3) of the Code may exclude from their gross income the Contributions applied to purchase annuity contracts on their behalf. This exclusion is subject to the following limits:
●
The aggregate Contributions per year for each employee cannot exceed the contribution limitation in Section 415(c) of the Code.
●
If you make Contributions under a salary reduction agreement, an additional limitation contained in Section 402(g) of the Code is applicable.
Contributions that you may exclude usually are limited to the smaller amount under these provisions. In general, the limitations are as follows:
●
The Contributions to the Plan cannot exceed the lesser of $70,000 for 2025 (indexed for inflation in later years), or 100% of your includable compensation (before salary reduction contributions);
●
Your contributions through salary reduction may not exceed $23,500 for 2025 (indexed for inflation in subsequent years). A special “catch-up” contribution, available to employees with 15 or more years of service with the same Employer who have not made maximum contributions in prior years, may increase that amount by up to $3,000 per year, to a maximum life-time “catch-up” of $15,000. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $7,500 for 2025 (indexed for inflation in later years) and Participants who are age 60, 61, 62, or 63 in 2025 may make an additional contribution of up to $11,250 for 2025. Designated Roth Contributions and Contributions are combined to determine your annual contribution amounts.
Designated Roth Contributions are not excludable from your gross income.
401(a) Thrift Plan Contracts and 401(k) Plans. You may not exclude or deduct Contributions from your gross income, unless your Plan is subject to Code Section 401(k). For 401(k) plans, you may exclude from gross income your salary reduction Contributions of up to $23,500 for 2025 (indexed for inflation in subsequent years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $7,500 for 2024 (indexed for inflation in later years and Participants who are age 60, 61, 62, or 63 in 2025 may make an additional contribution of up to $11,250 for 2025). For SIMPLE 401(k) Plans, that Participant Contribution limit is reduced to $16,500 for 2025 and indexed for inflation in later years. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $3,500 for 2025 (indexed for inflation in later years) and Participants who are age 60, 61, 62, or 63 in 2025 may make an additional contribution of up to $5,250 in 2025. Designated Roth Contributions are included in these limits.
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The total amount of Contributions made by you and by the Employer on your behalf for any year is limited to the lesser of $70,000 for 2025 (indexed for inflation in later years) or 100% of your includable compensation (but before any salary reduction contributions that are excludable from gross income).
Contributions by or for you to other employer retirement plans may reduce the above limits for you.
Designated Roth Contributions are not excludable from your gross income.
Minimum Required Distributions

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions beginning at a certain time (called the “Required Beginning Date”) under any of the Plans for which we issue Contracts. For Plans subject to Code Section 403(b), you may take the required amount from a Contract we have issued, or from other contracts of the same type that you own.
You generally must begin taking distributions of Account Value by not later than your required beginning date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73 or when you retire, (subject to certain restrictions if you own 5% or more of the Plan Sponsor). A Plan, however, may require you, if you are still employed, to begin receiving minimum distributions at age 73. Designated Roth accounts in a 401(k) or 403(b) plan are subject to the Required Minimum Distribution rules for 2022 and 2023. However, for 2024 and later years, Required Minimum Distributions are no longer required from designated Roth accounts. You must still take Required Minimum Distributions from designated Roth accounts for 2023, including those with a required beginning date of April 1, 2024.
We will provide explanatory information to Participants before their Required Beginning Dates. If, in any year, you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 25% of the difference between the required minimum and the actual amount you withdrew in that year. In addition, the Plan may make the minimum payment to you without your consent.
Federal tax law provisions concerning distributions upon the death of a Participant may reduce the period over which a Beneficiary may take or defer receipt of the death benefit.
Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes, except in limited circumstances. See “Obtaining Tax Advice” under “Taxes.”
A Beneficiary generally will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See “Obtaining Tax Advice” under “Taxes.” If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes.
A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.
Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as single sum distributions or withdrawals. In addition, certain states require us to withhold if federal withholding is applicable. In some instances, you may elect to have us not withhold federal income tax.
Most withdrawals are subject to mandatory automatic 20% federal income tax withholding for any eligible rollover distribution unless you elect to have us pay the withdrawal directly, as a federal income tax-free rollover, to another eligible plan or an IRA. The same rules generally apply to payments of death benefits to a Beneficiary, or to payments to a spouse or former spouse in connection with a divorce or separation decree or court order. A direct rollover to an IRA by a surviving spouse Beneficiary, or a direct transfer to an inherited IRA by a non-spouse Beneficiary, is not subject to federal income tax withholding. For purposes of these withholding and rollover rules, a “spouse” means only a spouse recognized under federal law.
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The mandatory 20% tax withholding also does not apply to any distribution that is:
●
one of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary, or a specified period of 10 years or more,
●
a minimum distribution required under Section 401(a)(9) of the Code,
●
a hardship withdrawal if permitted by the Plan,
●
a qualified distribution from a Designated Roth Account, or
●
a qualified birth or adoption distribution.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless Participant elects not to have federal income tax withheld.
When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or the Beneficiary) of possible elections to be made. Participants and Beneficiaries should carefully review information they receive from us.

Legal Proceedings
We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of Mutual of America Securities LLC to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.

Financial Statements
The required financial statements for each of Mutual of America and the Separate Account appear in the Statement of Additional Information, which you can obtain from us free of charge.
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Appendix A: Underlying Funds Available As Investment Options Under the Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available online at mutualofamerica.com/ThriftFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of AmericaCapital Management LLC	0.14%	24.83%	14.35%	12.92%
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.51%	19.12%	11.88%	10.60%
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.82%	11.29%	6.93%	5.94%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.82%	9.92%	7.61%	7.61%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.16%	8.55%	8.12%		6.50%[2]

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.69%	10.78%	7.85%	7.47%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.16%	13.77%	10.12%	9.50%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.33%	5.19%	5.84%	5.86%
Equity Fund Seeks long-term capital growth	American Century Small Cap Growth Fund (R6 Share Class) Adviser: American Century Investment Management, Inc.	0.79%	15.34%	10.25%	11.18%
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	25.37%	11.80%		12.87%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	6.86%	4.80%	6.49%
Equity Fund Seeks capital appreciation	Macquarie VIP® Small Cap Value Series Adviser: Delaware Management Company	0.74%	11.32%	7.15%	7.60%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	26.62%	15.71%	14.88%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.47%	15.35%	10.08%	9.21%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.56%	33.79%	17.04%	13.62%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.57%	17.49%	11.34%	9.21%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.81%	18.99%	8.99%	8.97%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	28.24%	14.15%	12.05%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	23.65%	12.08%	11.24%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	13.52%	9.47%	8.78%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.74%	35.51%	14.46%	14.77%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.28%	14.89%	12.24%	9.76%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.31%	9.01%	6.27%	8.40%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	11.82%	1.16%	6.64%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA US Government Money Market Fund Adviser: Mutual of America Capital Management LLC	0.23%	5.09%	1.67%	1.06%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.47%	2.79%	0.50%	1.47%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	1.17%	-0.82%	1.24%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC	0.50%	2.29%	2.08%	2.31%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	1.24%	-0.39%	1.25%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.56%	17.56%	9.13%	8.26%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.52%	8.50%	5.65%	5.66%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	19.61%	9.41%	8.41%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.48%	8.09%	4.42%	4.96%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.35%	11.27%	7.11%	7.11%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.36%	13.22%	8.63%	8.30%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.54%	7.21%	3.55%	4.21%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.58%	8.10%	4.76%	5.72%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.55%	9.70%	5.94%	6.61%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.53%	11.16%	7.24%	7.51%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.50%	13.05%	8.31%	8.28%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.47%	14.35%	9.34%	8.85%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.46%	14.90%	9.68%	8.99%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.46%	15.39%	9.81%	9.08%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.47%	15.66%	10.05%		10.29%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.49%	15.73%	10.25%		9.58%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.60%	16.01%			12.76%[6]
*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

The reported expense ratio for the following funds is net of fee waivers that may not continue: all MoA Funds, American Funds Insurance Series New World Fund, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series. Refer to the prospectuses of the Underlying Funds for more information.

2
Since inception date July 2, 2018.
3
Since inception date September 22, 2017.
4
Since inception date October 1, 2016.
5
Since inception date July 2, 2018.
6
Since inception date August 3, 2020.

Appendix B: General Account Operations
This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Participants and Plans than Contributions supported by assets of our Separate Account.
When a Participant or Plan allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.
We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.
Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Participants. Participants should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:
●
Reasonable classifications of different types of policies.
●
Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.
●
The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combination with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.
●
The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market conditions.
●
Compliance with applicable statutory and regulatory requirements.
●
Competitiveness of rates in light of industry practices and trends current at the time.
We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were deposited to our General Account. The credited interest rate, when declared, is applied on a daily basis to all funds accumulated in the General Account. We reserve the right to change this credited rate
B-1

at any time. The credited interest rate may not be less than the minimum rate, if any, set forth in your Contract. If we declare a credited interest rate higher than such minimum rate, if any, set forth in your Contract, the higher credited interest rate will remain in effect until changed.
All amounts accumulated in our General Account (including credited interest) for Participants are guaranteed by us. Amounts held for a Participant are payable in full upon the Participant’s request for transfer, payment, withdrawal or discontinuance, subject to Plan provisions, the deduction of any otherwise payable administrative charges and subject to any amounts that serve as collateral for loans under a Plan. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Participants’ quarterly statements.
We determine the administrative charges, fees, expenses or other amounts (referred to as “administrative charges”) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Participants in the General Account and Subaccounts, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders and Participants. We will provide written notices to Contractholders, and to Participants when required, when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Participant’s quarterly statements reflect direct deductions from the Participant’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.
A plan’s legal rights vary for contract amounts under our General Account and Separate Account. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely in the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.
State regulation is typically more restrictive with respect to our General Account than our Separate Account. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.
B-2

Mutual of America Separate Account No. 2
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about this Contract and Separate Account No. 2. The Registration Statement includes this Prospectus, a Statement of Additional Information (the “SAI”), and exhibits, dated May 1, 2025.
Statement of Additional Information. The SAI contains additional information about this Contract, the Separate Account, and our operations. We incorporate the SAI into this Prospectus by reference.
How to Obtain the SAI.
You may obtain a free copy of the SAI by:
•
writing to Mutual of America at 320 Park Avenue, New York, NY 10022-6839, or
•
calling 800.574.9267 and asking for Mutual of America.
You may obtain the Prospectus, SAI and other information free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.
The SEC has a website at http://www.sec.gov. Reports and other information about this Contract and Separate Account No. 2 are available through that SEC website. You also may obtain copies of reports and other information about the Separate Account, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.
Where to Direct Questions. To request other information about the Contracts, or to make investor inquiries about the Separate Account, you also can contact your registered representative at Mutual of America.
Investment Company Act of 1940 File Number 811-03996
Securities Act of 1933 Registration Number 33-11023
EDGAR Contract identifier C000025766.
Prospectus dated May 1, 2025

STATEMENT OF ADDITIONAL INFORMATION
FOR
GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS
including
Thrift Plan Contracts
Tax-Deferred Annuity Contracts
Voluntary Employee Contribution Contracts
Section 457 Contracts
Individual Retirement Annuity Contracts
Flexible Premium Annuity Contracts
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue
New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current Prospectuses and Summary Prospectuses for the Contracts that we offer (“Contracts”).
You may obtain a copy of the Prospectus or Summary Prospectus, dated May 1, 2025, by calling 800.574.9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.
This Statement Of Additional Information Is Not A Prospectus, And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2025

GENERAL INFORMATION
Mutual of America

Mutual of America Life Insurance Company (“Mutual of America,” or the “Company,” “we,” “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2024, we had total assets of approximately $24.0 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
The Prospectus discusses the principal risks associated with the Contracts, which include the financial risks associated with an investment in the Subaccounts and the Interest Accumulation Account, and that as designed to serve the pension, retirement or long-term savings needs, the Contracts are not designed to be source of ready liquidity. Some non-principal risks include, among other things:
●
Contribution limits. As discussed in the “Taxes” section of the Prospectus, an employee participating in certain tax-qualified defined contribution plans is subject to an annual contribution limit. Thus, the Contract is not an investment vehicle to which an employee can make unlimited Contributions (if such a feature were desired).
●
Low interest rates. A low interest rate environment can impact annuities in several ways, including (a) low crediting rates for fixed general account products (like the Interest Accumulation Account) and (b) possible reductions to annuity purchase rates – thereby lowering annuity payments.

SERVICES
Payments Received by Us from the Underlying Funds

We or our affiliates have entered into agreements with the investment adviser, transfer agent and/or distributor of certain of the Underlying Funds. Under the terms of these agreements, we or our affiliates will receive payments based on the average daily net assets invested by the Separate Account in the Underlying Funds in connection with our provision of administrative support, distribution and/or recordkeeping services to the Underlying Funds. These services provided to the Underlying Funds are in addition to the services provided and expenses incurred by us and our affiliates in marketing and administering the variable annuity contracts.
Mutual of America’s Relationship with the Underlying Funds
The Underlying Funds incur expenses each time they sell, administer, or redeem their shares. The Separate Account aggregates Contractholder purchase, redemption, and transfer requests and submits net or aggregated purchase/ redemption requests to each Underlying Fund on each Valuation Day. The Separate Account (not the Contractholders) is the Underlying Fund shareholder. When the Separate Account aggregates transactions, the Underlying Fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Mutual of America incurs these expenses instead.
Mutual of America also incurs the distribution costs of selling the Contracts (as discussed above), which benefit the Underlying Funds by providing Contractholders with Subaccount options that correspond to the Underlying Funds.
An investment adviser or subadviser of an Underlying Fund or its affiliates may provide Mutual of America with wholesaling services that assist in the distribution of the Contracts and may pay Mutual of America to participate in marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Contracts.
Types of Payments Mutual of America Receives
In light of the above, the Underlying Funds and their affiliates make certain payments to Mutual of America (the “payments”). The amount of these payments is based on a percentage of assets invested in the Underlying Funds attributable to the Contracts and other variable contracts Mutual of America issue. These payments are made for various purposes, including payments for the services provided and expenses incurred by Mutual of America in promoting, marketing and administering the Contracts and Underlying Funds. Mutual of America may realize a profit on the payments received.
Mutual of America receives the following types of payments:
●
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Underlying Fund, which may be deducted from Underlying Fund assets; and
●
Payments by an Underlying Fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from Underlying Fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from Underlying Fund assets and are reflected in mutual fund charges.
Furthermore, Mutual of America benefits from assets invested in Mutual of America’s affiliated Underlying Funds (i.e., MoA Funds Corporation) because it and its affiliates also receive compensation from the Underlying Funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Mutual of America may receive more revenue with respect to affiliated Underlying Funds than unaffiliated Underlying Funds.
Amount of Payments Mutual of America Receives

For the year end December 31, 2024, the Underlying Fund service fee payments Mutual of America received from the Underlying Funds did not exceed 0.25% (as a percentage of the average Daily Net Assets invested in the Underlying Funds) offered through the Contracts or other variable contracts that Mutual of America issues. Payments from investment advisers or subadvisers to participate in marketing activities have not been taken into account in this percentage.
Some of the Underlying Funds or their affiliates have agreed to make payments to Mutual of America, although the applicable percentages may vary from by Underlying Fund and some may not make any payments at all. Because the amount of the actual payments Mutual of America receives depends on the assets of the Underlying Funds attributable to the Contracts, Mutual of America may receive higher payments from Underlying Funds with lower percentages (but greater assets) than from Underlying Funds that have higher percentages (but fewer assets).
Service Providers

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts. Mid-Atlantic Trust Company, located at 1251 Waterfront Place, Suite 510, Pittsburgh, PA 15222, provides trading and custodial services for the shares of the Underlying Funds owned by us.
KPMG LLP, located at 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm of the Separate Account. They have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002. They have audited the accompanying financial statements of Mutual of America Separate Account No. 2.

PURCHASE OF SECURITIES BEING OFFERED
Information on purchase of the Contracts and exchange privileges between the subaccounts is set forth in the Prospectus. We do not charge a sales load in connection with sales of the Contract.
We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

UNDERWRITER
Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
We offer the Contracts for sale on a continuous basis through certain of our employees. Securities LLC has no employees, and all registered representatives of Securities LLC are employees of Mutual of America. Pursuant to a Distribution Agreement between Securities LLC and us, we cover the expenses incurred by Securities LLC to distribute the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Financial Statements of Mutual of America Separate Account No. 2 have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The statutory statements of financial condition of Mutual of America Life Insurance Company (the “Company”) as of December 31, 2024 and 2023, and the related statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2024, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 17, 2025, covering the December 31, 2024, 2023 and 2022 statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION
We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS
The Financial Statements of Mutual of America Separate Account No. 2 have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The statutory statements of financial condition of Mutual of America Life Insurance Company (the “Company”) as of December 31, 2024 and 2023, and the related statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2024, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 17, 2025, covering the December 31, 2024, 2023 and 2022 statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).
Financial statements of the Separate Account for 2024 are included as follows:
Page
Report of Independent Registered Public Accounting Firm	7
Statements of Assets and Liabilities	11
Statements of Operations	47

Page
Statements of Changes in Net Assets	53
Notes to Financial Statements	77
Financial Statements of Mutual of America for 2024, 2023 and 2022 are included as follows:
You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

KPMG LLP 345 Park Avenue New York, NY 10154-0102

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Mutual of America Life Insurance Company and Contract Owners of Mutual of America Separate Account No. 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix, each a subaccount comprising Mutual of America Separate Account No. 2 (the Separate Account), as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated in Note 5. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agents of the underlying investments, when replies were not received from transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America Life Insurance Company separate accounts since 2002.

New York, New York

April 28, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statements of Assets and Liabilities as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

MOA FUNDS CORPORATION

MoA All America Fund

MoA Equity Index Fund

MoA International Fund

MoA Mid Cap Equity Index Fund

MoA Mid Cap Value Fund

MoA Small Cap Equity Index Fund

MoA Small Cap Growth Fund

MoA Small Cap Value Fund

MoA Balanced Fund

MoA Core Bond Fund

MoA Intermediate Bond Fund

MoA US Government Money Market Fund

MoA Aggressive Allocation Fund

MoA Conservative Allocation Fund

MoA Moderate Allocation Fund

MoA Retirement Income Fund

MoA Clear Passage 2015 Fund

MoA Clear Passage 2020 Fund

MoA Clear Passage 2025 Fund

MoA Clear Passage 2030 Fund

MoA Clear Passage 2035 Fund

MoA Clear Passage 2040 Fund

MoA Clear Passage 2045 Fund

MoA Clear Passage 2050 Fund

MoA Clear Passage 2055 Fund

MoA Clear Passage 2060 Fund

MoA Clear Passage 2065 Fund

AMERICAN FUNDS INSURANCE SERIES

New World Fund

CALVERT VARIABLE SERIES, INC.

Calvert VP SRI Balanced Portfolio

DEUTSCHE DWS VARIABLE SERIES I

DWS Capital Growth VIP

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND V

VIP Asset Manager Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

VIP Contrafund Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

VIP Equity-Income Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND III

VIP Mid Cap Portfolio

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs U.S. Equity Insights Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Main Street Fund

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Capital Appreciation Fund

DELAWARE VIP TRUST

Macquarie VIP Small Cap Value Series

MFS VARIABLE INVESTMENT TRUST III

MFS Mid Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Sustainable Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST

PIMCO Real Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price Blue Chip Growth Portfolio

VANGUARD VARIABLE INSURANCE FUNDS

Diversified Value Portfolio

International Portfolio

Real Estate Index Portfolio

Total Bond Market Index Portfolio

VICTORY VARIABLE INSURANCE FUNDS

Victory RS Small Cap Growth Equity VIP Series

Statements of Assets and Liabilities as of December 31, 2024, the related statements of operations for the year then ended, and the statement of changes in net assets for the period November 3, 2023 to December 31, 2023, and one year ended December 31, 2024.

AMERICAN FUNDS INSURANCE SERIES

The Bond Fund of America

Managed Risk Growth-Income Fund

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional VA U.S. Targeted Value Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

VIP Index 500 Portfolio

VIP Extended Market Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND V

VIP Freedom Income Portfolio

VIP Freedom 2020 Portfolio

VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

VIP Freedom 2035 Portfolio

VIP Freedom 2040 Portfolio

VIP Freedom 2045 Portfolio

VIP Freedom 2050 Portfolio

VIP Freedom 2055 Portfolio

VIP Freedom 2060 Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND III

VIP Value Strategies Portfolio

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Government Money Market Fund

VANGUARD VARIABLE INSURANCE FUNDS

Balanced Portfolio

Conservative Allocation Portfolio

Mid-Cap Index Portfolio

Small Company Growth Portfolio

Short-Term Investment-Grade Portfolio

Total International Stock Market Index Portfolio

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	MoA Funds Corporation
	MoA All America Fund	MoA Equity Index Fund	MoA International Fund	MoA Mid Cap Equity Index Fund
Investments at fair value
(Cost:
MoA All America Fund — $238,011,905
MoA Equity Index Fund — $714,026,336
MoA International Fund — $39,256,168
MoA Mid Cap Equity Index Fund — $398,223,105)
(Notes 2 and 3)	$244,912,671	$1,140,312,138	$40,184,821	$408,644,515
Due From (To) Mutual of America General Account	(6,881)	(207,774)	2,624	(5,314)

Net Assets	$244,905,790	$1,140,104,364	$40,187,445	$408,639,201

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	51,494,510	192,870,428	2,326,457	79,438,283

Tier 1 Reduced Fee Units (a)	32,473,769	157,285,866	7,536,786	55,308,577

Tier 2 Reduced Fee Units	13,284,056	78,680,966	2,982,509	25,927,209

Tier 3 Reduced Fee Units	46,422,004	309,151,101	12,996,107	107,884,878

Tier 4 Reduced Fee Units	17,600,011	104,982,129	5,501,000	33,791,931

Tier 5 Reduced Fee Units	4,852,909	43,868,071	1,655,148	15,555,609

Certain National Accounts - Tier 2 Reduced Fee Units	919,780	13,815,568	367,204	4,905,630

Certain National Accounts - Tier 3 Reduced Fee Units	7,085,471	47,230,059	1,977,450	16,218,260

Certain National Accounts - Tier 4 Reduced Fee Units	1,207,597	11,681,744	610,896	3,919,522

Certain National Accounts - Tier 5 Reduced Fee Units	833,362	5,259,040	162,269	1,878,131

Standard Units (b)	17,437,809	70,418,995	2,424,120	27,335,076

Inactive and Voluntary Employee Contribution Units	51,294,512	104,860,397	1,647,499	36,476,095

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,353,688	11,823,759	1,697,482	9,734,038

Tier 1 Reduced Fee Units (a)	757,093	8,551,772	4,922,992	6,010,858

Tier 2 Reduced Fee Units	312,049	4,310,345	1,962,984	2,839,068

Tier 3 Reduced Fee Units	1,100,457	17,090,896	8,631,811	11,921,779

Tier 4 Reduced Fee Units	425,200	5,914,786	3,723,882	3,805,972

Tier 5 Reduced Fee Units	128,072	2,699,797	1,212,423	1,913,609

Certain National Accounts - Tier 2 Reduced Fee Units	21,547	754,771	241,015	535,695

Certain National Accounts - Tier 3 Reduced Fee Units	166,441	2,587,384	1,301,489	1,775,924

Certain National Accounts - Tier 4 Reduced Fee Units	28,548	644,030	404,633	431,936

Certain National Accounts - Tier 5 Reduced Fee Units	21,872	321,882	118,209	229,774

Standard Units (b)	474,821	4,471,534	1,832,065	3,469,517

Inactive and Voluntary Employee Contribution Units	1,432,038	6,826,878	1,276,610	4,746,795

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA All America Fund	MoA Equity Index Fund	MoA International Fund	MoA Mid Cap Equity Index Fund
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$38.040	$16.312	$1.371	$8.161

Tier 1 Reduced Fee Units (a)	$42.893	$18.392	$1.531	$9.201

Tier 2 Reduced Fee Units	$42.570	$18.254	$1.519	$9.132

Tier 3 Reduced Fee Units	$42.184	$18.089	$1.506	$9.049

Tier 4 Reduced Fee Units	$41.392	$17.749	$1.477	$8.879

Tier 5 Reduced Fee Units	$37.892	$16.249	$1.365	$8.129

Certain National Accounts - Tier 2 Reduced Fee Units	$42.688	$18.304	$1.524	$9.158

Certain National Accounts - Tier 3 Reduced Fee Units	$42.570	$18.254	$1.519	$9.132

Certain National Accounts - Tier 4 Reduced Fee Units	$42.301	$18.139	$1.510	$9.074

Certain National Accounts - Tier 5 Reduced Fee Units	$38.101	$16.338	$1.373	$8.174

Standard Units (b)	$36.725	$15.748	$1.323	$7.879

Inactive and Voluntary Employee Contribution Units	$35.819	$15.360	$1.291	$7.684

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Mid Cap Value Fund	MoA Small Cap Equity Index Fund	MoA Small Cap Growth Fund	MoA Small Cap Value Fund
Investments at fair value
(Cost:
MoA Mid Cap Value Fund — $56,381,767
MoA Small Cap Equity Index Fund — $38,071,165
MoA Small Cap Growth Fund — $204,848,686
MoA Small Cap Value Fund — $135,799,269)
(Notes 2 and 3)	$56,427,870	$36,201,013	$192,337,944	$138,228,394
Due From (To) Mutual of America General Account	(1,345)	189	(4,533)	(1,489)

Net Assets	$56,426,525	$36,201,202	$192,333,411	$138,226,905

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	9,200,895	5,874,009	31,978,675	24,460,871

Tier 1 Reduced Fee Units (a)	9,805,849	4,960,338	28,792,348	19,831,219

Tier 2 Reduced Fee Units	3,753,635	2,284,869	10,203,622	7,039,969

Tier 3 Reduced Fee Units	14,142,179	11,162,347	48,779,929	34,220,282

Tier 4 Reduced Fee Units	5,810,431	3,723,950	16,030,707	11,318,126

Tier 5 Reduced Fee Units	2,260,474	2,180,766	7,132,414	4,919,630

Certain National Accounts - Tier 2 Reduced Fee Units	404,005	690,273	1,116,551	1,055,924

Certain National Accounts - Tier 3 Reduced Fee Units	2,257,344	1,784,020	8,509,703	5,084,970

Certain National Accounts - Tier 4 Reduced Fee Units	598,733	404,620	1,763,733	1,176,805

Certain National Accounts - Tier 5 Reduced Fee Units	179,120	78,410	777,508	547,183

Standard Units (b)	4,440,556	2,370,200	13,743,799	10,350,351

Inactive and Voluntary Employee Contribution Units	3,573,304	687,400	23,504,422	18,221,575

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,744,272	414,735	8,543,695	7,507,437

Tier 1 Reduced Fee Units (a)	2,593,790	335,050	6,821,630	5,397,484

Tier 2 Reduced Fee Units	1,000,401	155,342	2,435,774	1,930,578

Tier 3 Reduced Fee Units	3,803,603	763,828	11,751,880	9,470,470

Tier 4 Reduced Fee Units	1,592,791	257,328	3,936,898	3,192,977

Tier 5 Reduced Fee Units	676,854	154,165	1,913,062	1,515,864

Certain National Accounts - Tier 2 Reduced Fee Units	107,379	46,801	265,805	288,769

Certain National Accounts - Tier 3 Reduced Fee Units	601,617	121,291	2,031,407	1,394,457

Certain National Accounts - Tier 4 Reduced Fee Units	160,588	27,612	423,740	324,786

Certain National Accounts - Tier 5 Reduced Fee Units	53,340	5,513	207,399	167,678

Standard Units (b)	1,371,888	172,189	3,803,457	3,290,543

Inactive and Voluntary Employee Contribution Units	1,131,858	51,050	6,669,213	5,939,431

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Mid Cap Value Fund	MoA Small Cap Equity Index Fund	MoA Small Cap Growth Fund	MoA Small Cap Value Fund
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3.353	$14.163	$3.743	$3.258

Tier 1 Reduced Fee Units (a)	$3.781	$14.805	$4.221	$3.674

Tier 2 Reduced Fee Units	$3.752	$14.709	$4.189	$3.647

Tier 3 Reduced Fee Units	$3.718	$14.614	$4.151	$3.613

Tier 4 Reduced Fee Units	$3.648	$14.472	$4.072	$3.545

Tier 5 Reduced Fee Units	$3.340	$14.146	$3.728	$3.245

Certain National Accounts - Tier 2 Reduced Fee Units	$3.762	$14.749	$4.201	$3.657

Certain National Accounts - Tier 3 Reduced Fee Units	$3.752	$14.709	$4.189	$3.647

Certain National Accounts - Tier 4 Reduced Fee Units	$3.728	$14.654	$4.162	$3.623

Certain National Accounts - Tier 5 Reduced Fee Units	$3.358	$14.224	$3.749	$3.263

Standard Units (b)	$3.237	$13.765	$3.614	$3.145

Inactive and Voluntary Employee Contribution Units	$3.157	$13.465	$3.524	$3.068

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Balanced Fund	MoA Core Bond Fund	MoA Intermediate Bond Fund	MoA US Government Money Market Fund
Investments at fair value
(Cost:
MoA Balanced Fund — $153,882,735
MoA Core Bond Fund — $165,758,989
MoA Intermediate Bond Fund — $74,125,799
MoA US Government Money Market Fund — $14,956,729)
(Notes 2 and 3)	$170,535,658	$143,110,281	$69,766,867	$137,013,613
Due From (To) Mutual of America General Account	(5,406)	(12,308)	(23,037)	(27,140)

Net Assets	$170,530,252	$143,097,973	$69,743,830	$136,986,473

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	37,623,483	19,773,422	9,538,051	38,135,833

Tier 1 Reduced Fee Units (a)	17,590,880	20,274,746	12,105,234	16,379,611

Tier 2 Reduced Fee Units	14,414,885	10,583,465	4,898,881	10,901,099

Tier 3 Reduced Fee Units	38,285,696	44,340,602	20,094,465	32,685,527

Tier 4 Reduced Fee Units	12,147,197	12,673,416	5,276,552	11,524,177

Tier 5 Reduced Fee Units	4,004,773	5,509,824	2,469,575	4,637,834

Certain National Accounts - Tier 2 Reduced Fee Units	2,775,209	1,766,289	974,047	1,536,710

Certain National Accounts - Tier 3 Reduced Fee Units	6,325,385	6,806,189	2,874,389	5,457,554

Certain National Accounts - Tier 4 Reduced Fee Units	1,757,688	1,437,215	1,038,365	919,174

Certain National Accounts - Tier 5 Reduced Fee Units	461,161	487,190	476,547	464,731

Standard Units (b)	10,656,074	8,340,583	4,349,583	7,333,589

Inactive and Voluntary Employee Contribution Units	24,487,821	11,105,032	5,648,141	7,010,634

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,130,837	3,164,375	3,864,235	15,001,340

Tier 1 Reduced Fee Units (a)	883,589	2,877,323	4,349,344	5,713,309

Tier 2 Reduced Fee Units	729,544	1,513,359	1,773,515	3,831,209

Tier 3 Reduced Fee Units	1,955,251	6,397,795	7,340,556	11,591,114

Tier 4 Reduced Fee Units	632,075	1,862,690	1,963,178	4,164,061

Tier 5 Reduced Fee Units	227,700	885,164	1,004,389	1,831,423

Certain National Accounts - Tier 2 Reduced Fee Units	140,068	251,872	351,659	538,554

Certain National Accounts - Tier 3 Reduced Fee Units	320,131	973,236	1,040,600	1,918,066

Certain National Accounts - Tier 4 Reduced Fee Units	89,518	206,801	378,270	325,050

Certain National Accounts - Tier 5 Reduced Fee Units	26,076	77,838	192,751	182,510

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Balanced Fund	MoA Core Bond Fund	MoA Intermediate Bond Fund	MoA US Government Money Market Fund
Standard Units (b)	625,124	1,382,521	1,825,253	2,988,006

Inactive and Voluntary Employee Contribution Units	1,472,836	1,887,203	2,429,974	2,928,557

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$17.657	$6.249	$2.468	$2.542

Tier 1 Reduced Fee Units (a)	$19.908	$7.046	$2.783	$2.867

Tier 2 Reduced Fee Units	$19.759	$6.993	$2.762	$2.845

Tier 3 Reduced Fee Units	$19.581	$6.931	$2.737	$2.820

Tier 4 Reduced Fee Units	$19.218	$6.804	$2.688	$2.768

Tier 5 Reduced Fee Units	$17.588	$6.225	$2.459	$2.532

Certain National Accounts - Tier 2 Reduced Fee Units	$19.813	$7.013	$2.770	$2.853

Certain National Accounts - Tier 3 Reduced Fee Units	$19.759	$6.993	$2.762	$2.845

Certain National Accounts - Tier 4 Reduced Fee Units	$19.635	$6.950	$2.745	$2.828

Certain National Accounts - Tier 5 Reduced Fee Units	$17.685	$6.259	$2.472	$2.546

Standard Units (b)	$17.046	$6.033	$2.383	$2.454

Inactive and Voluntary Employee Contribution Units	$16.626	$5.884	$2.324	$2.394

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Aggressive Allocation Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Retirement Income Fund
Investments at fair value
(Cost:
MoA Aggressive Allocation Fund — $255,176,451
MoA Conservative Allocation Fund — $111,560,435
MoA Moderate Allocation Fund — $306,315,638
MoA Retirement Income Fund — $99,755,908)
(Notes 2 and 3)	$250,360,870	$105,381,820	$294,864,920	$93,470,063
Due From (To) Mutual of America General Account	(6,319)	(16,432)	(24,076)	(30,533)

Net Assets	$250,354,551	$105,365,388	$294,840,844	$93,439,530

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	25,265,790	20,062,601	38,195,705	12,983,910

Tier 1 Reduced Fee Units (a)	40,717,291	12,662,234	46,136,619	11,963,325

Tier 2 Reduced Fee Units	24,175,808	6,709,777	19,309,296	11,246,923

Tier 3 Reduced Fee Units	67,438,261	32,691,569	86,684,002	26,167,861

Tier 4 Reduced Fee Units	24,852,919	8,688,116	28,321,496	9,499,345

Tier 5 Reduced Fee Units	11,160,386	4,265,374	10,991,509	3,460,621

Certain National Accounts - Tier 2 Reduced Fee Units	1,820,978	429,078	4,220,330	324,407

Certain National Accounts - Tier 3 Reduced Fee Units	13,676,831	6,456,926	16,289,248	7,395,108

Certain National Accounts - Tier 4 Reduced Fee Units	2,373,747	2,065,260	5,993,419	2,622,652

Certain National Accounts - Tier 5 Reduced Fee Units	912,637	830,537	2,370,873	550,686

Standard Units (b)	19,513,514	6,459,230	21,655,847	4,690,993

Inactive and Voluntary Employee Contribution Units	18,446,389	4,044,686	14,672,500	2,533,699

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,253,127	8,094,626	10,243,055	6,966,544

Tier 1 Reduced Fee Units (a)	7,508,757	4,530,475	10,973,614	5,745,938

Tier 2 Reduced Fee Units	4,492,086	2,418,919	4,627,546	5,442,896

Tier 3 Reduced Fee Units	12,644,630	11,892,298	20,962,799	12,778,305

Tier 4 Reduced Fee Units	4,748,273	3,219,210	6,977,701	4,727,752

Tier 5 Reduced Fee Units	2,329,463	1,727,661	2,959,110	1,863,998

Certain National Accounts - Tier 2 Reduced Fee Units	337,423	154,260	1,008,637	156,561

Certain National Accounts - Tier 3 Reduced Fee Units	2,541,280	2,327,765	3,903,780	3,578,828

Certain National Accounts - Tier 4 Reduced Fee Units	443,850	749,222	1,445,395	1,277,167

Certain National Accounts - Tier 5 Reduced Fee Units	189,444	334,553	634,775	294,988

Standard Units (b)	4,202,385	2,699,372	6,015,418	2,607,005

Inactive and Voluntary Employee Contribution Units	4,072,988	1,733,009	4,178,557	1,443,656

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Aggressive Allocation Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Retirement Income Fund
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$4.810	$2.479	$3.729	$1.864

Tier 1 Reduced Fee Units (a)	$5.423	$2.795	$4.204	$2.082

Tier 2 Reduced Fee Units	$5.382	$2.774	$4.173	$2.066

Tier 3 Reduced Fee Units	$5.333	$2.749	$4.135	$2.048

Tier 4 Reduced Fee Units	$5.234	$2.699	$4.059	$2.009

Tier 5 Reduced Fee Units	$4.791	$2.469	$3.714	$1.857

Certain National Accounts - Tier 2 Reduced Fee Units	$5.397	$2.782	$4.184	$2.072

Certain National Accounts - Tier 3 Reduced Fee Units	$5.382	$2.774	$4.173	$2.066

Certain National Accounts - Tier 4 Reduced Fee Units	$5.348	$2.757	$4.147	$2.053

Certain National Accounts - Tier 5 Reduced Fee Units	$4.817	$2.483	$3.735	$1.867

Standard Units (b)	$4.643	$2.393	$3.600	$1.799

Inactive and Voluntary Employee Contribution Units	$4.529	$2.334	$3.511	$1.755

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Clear Passage 2015 Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
Investments at fair value
(Cost:
MoA Clear Passage 2015 Fund — $81,082,617
MoA Clear Passage 2020 Fund — $294,825,132
MoA Clear Passage 2025 Fund — $640,821,854
MoA Clear Passage 2030 Fund — $742,666,148)
(Notes 2 and 3)	$72,691,768	$268,550,411	$615,443,525	$755,845,628
Due From (To) Mutual of America General Account	(10,670)	(31,682)	(33,007)	(82,293)

Net Assets	$72,681,098	$268,518,729	$615,410,518	$755,763,335

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	19,133,518	45,884,704	68,771,055	54,713,675

Tier 1 Reduced Fee Units (a)	10,084,410	49,099,053	97,905,982	119,409,334

Tier 2 Reduced Fee Units	5,288,668	22,505,208	66,449,486	75,296,436

Tier 3 Reduced Fee Units	20,768,056	75,546,685	197,551,574	258,589,391

Tier 4 Reduced Fee Units	3,927,627	23,621,626	59,804,276	80,890,012

Tier 5 Reduced Fee Units	1,826,431	8,863,720	20,559,033	33,805,087

Certain National Accounts - Tier 2 Reduced Fee Units	74,969	494,489	1,388,146	2,798,851

Certain National Accounts - Tier 3 Reduced Fee Units	4,703,169	15,669,789	39,710,564	44,144,012

Certain National Accounts - Tier 4 Reduced Fee Units	988,327	6,540,888	14,462,248	21,613,471

Certain National Accounts - Tier 5 Reduced Fee Units	503,762	3,040,848	5,558,160	6,791,682

Standard Units (b)	2,616,785	10,435,715	31,605,280	43,044,615

Inactive and Voluntary Employee Contribution Units	2,765,376	6,816,004	11,644,714	14,666,769

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	9,700,567	21,682,718	28,974,223	20,587,650

Tier 1 Reduced Fee Units (a)	4,576,606	20,769,498	36,923,959	40,219,341

Tier 2 Reduced Fee Units	2,418,342	9,592,170	25,250,113	25,553,606

Tier 3 Reduced Fee Units	9,582,593	32,492,345	75,750,714	88,557,647

Tier 4 Reduced Fee Units	1,847,231	10,355,861	23,376,030	28,238,602

Tier 5 Reduced Fee Units	929,583	4,204,879	8,695,493	12,769,835

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Clear Passage 2015 Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
Certain National Accounts - Tier 2 Reduced Fee Units	34,187	210,183	526,036	947,246

Certain National Accounts - Tier 3 Reduced Fee Units	2,150,612	6,678,778	15,089,601	14,981,303

Certain National Accounts - Tier 4 Reduced Fee Units	454,780	2,805,461	5,530,304	7,381,569

Certain National Accounts - Tier 5 Reduced Fee Units	254,992	1,434,638	2,337,934	2,551,448

Standard Units (b)	1,374,179	5,107,942	13,792,254	16,776,549

Inactive and Voluntary Employee Contribution Units	1,488,879	3,420,461	5,210,004	5,860,758

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.972	$2.116	$2.374	$2.658

Tier 1 Reduced Fee Units (a)	$2.203	$2.364	$2.652	$2.969

Tier 2 Reduced Fee Units	$2.187	$2.346	$2.632	$2.947

Tier 3 Reduced Fee Units	$2.167	$2.325	$2.608	$2.920

Tier 4 Reduced Fee Units	$2.126	$2.281	$2.558	$2.865

Tier 5 Reduced Fee Units	$1.965	$2.108	$2.364	$2.647

Certain National Accounts - Tier 2 Reduced Fee Units	$2.193	$2.353	$2.639	$2.955

Certain National Accounts - Tier 3 Reduced Fee Units	$2.187	$2.346	$2.632	$2.947

Certain National Accounts - Tier 4 Reduced Fee Units	$2.173	$2.331	$2.615	$2.928

Certain National Accounts - Tier 5 Reduced Fee Units	$1.976	$2.120	$2.377	$2.662

Standard Units (b)	$1.904	$2.043	$2.292	$2.566

Inactive and Voluntary Employee Contribution Units	$1.857	$1.993	$2.235	$2.503

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund
Investments at fair value
(Cost:
MoA Clear Passage 2035 Fund — $690,762,485
MoA Clear Passage 2040 Fund — $608,881,265
MoA Clear Passage 2045 Fund — $629,262,472
MoA Clear Passage 2050 Fund — $483,404,705)
(Notes 2 and 3)	$721,678,569	$649,218,295	$678,186,506	$530,127,577
Due From (To) Mutual of America General Account	(12,536)	(2,820)	3,231	(102,184)

Net Assets	$721,666,033	$649,215,475	$678,189,737	$530,025,393

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	42,344,496	36,489,207	32,695,474	16,820,613

Tier 1 Reduced Fee Units (a)	107,060,680	90,184,303	94,758,360	74,332,524

Tier 2 Reduced Fee Units	77,066,669	65,578,857	72,884,975	49,939,526

Tier 3 Reduced Fee Units	252,095,684	238,321,874	238,541,873	200,979,902

Tier 4 Reduced Fee Units	81,242,670	71,822,174	72,835,604	62,903,309

Tier 5 Reduced Fee Units	32,892,435	27,778,082	31,330,440	24,018,496

Certain National Accounts - Tier 2 Reduced Fee Units	3,802,985	1,862,421	4,288,407	2,694,682

Certain National Accounts - Tier 3 Reduced Fee Units	46,000,459	40,848,128	44,219,287	39,786,764

Certain National Accounts - Tier 4 Reduced Fee Units	14,765,265	12,917,435	14,351,632	9,676,493

Certain National Accounts - Tier 5 Reduced Fee Units	6,472,293	4,948,502	5,465,575	4,819,560

Standard Units (b)	42,852,103	41,367,132	48,098,954	35,580,397

Inactive and Voluntary Employee Contribution Units	15,070,294	17,097,360	18,719,156	8,473,127

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	14,905,584	12,262,997	10,938,028	5,724,319

Tier 1 Reduced Fee Units (a)	33,736,539	27,131,609	28,384,432	23,222,194

Tier 2 Reduced Fee Units	24,469,120	19,878,814	21,997,951	15,719,632

Tier 3 Reduced Fee Units	80,771,240	72,900,190	72,653,505	63,840,414

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund
Tier 4 Reduced Fee Units	26,534,821	22,395,272	22,614,226	20,341,857

Tier 5 Reduced Fee Units	11,623,914	9,371,971	10,525,205	8,205,861

Certain National Accounts - Tier 2 Reduced Fee Units	1,204,159	563,000	1,290,756	845,884

Certain National Accounts - Tier 3 Reduced Fee Units	14,605,416	12,382,228	13,346,149	12,523,813

Certain National Accounts - Tier 4 Reduced Fee Units	4,717,776	3,940,432	4,359,135	3,065,232

Certain National Accounts - Tier 5 Reduced Fee Units	2,274,696	1,660,397	1,826,030	1,637,526

Standard Units (b)	15,624,861	14,400,173	16,671,757	12,542,163

Inactive and Voluntary Employee Contribution Units	5,633,795	6,102,142	6,652,301	3,062,240

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.841	$2.976	$2.988	$2.938

Tier 1 Reduced Fee Units (a)	$3.173	$3.324	$3.338	$3.201

Tier 2 Reduced Fee Units	$3.150	$3.299	$3.313	$3.177

Tier 3 Reduced Fee Units	$3.121	$3.269	$3.283	$3.148

Tier 4 Reduced Fee Units	$3.062	$3.207	$3.221	$3.092

Tier 5 Reduced Fee Units	$2.830	$2.964	$2.977	$2.927

Certain National Accounts - Tier 2 Reduced Fee Units	$3.158	$3.308	$3.322	$3.186

Certain National Accounts - Tier 3 Reduced Fee Units	$3.150	$3.299	$3.313	$3.177

Certain National Accounts - Tier 4 Reduced Fee Units	$3.130	$3.278	$3.292	$3.157

Certain National Accounts - Tier 5 Reduced Fee Units	$2.845	$2.980	$2.993	$2.943

Standard Units (b)	$2.743	$2.873	$2.885	$2.837

Inactive and Voluntary Employee Contribution Units	$2.675	$2.802	$2.814	$2.767

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation			American Funds
	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	The Bond Fund of America
Investments at fair value
(Cost:
MoA Clear Passage 2055 Fund — $270,452,269
MoA Clear Passage 2060 Fund — $150,136,587
MoA Clear Passage 2065 Fund — $55,203,559
The Bond Fund of America — $6,664,795)
(Notes 2 and 3)	$295,744,219	$162,659,528	$60,816,832	$6,602,154
Due From (To) Mutual of America General Account	(57,275)	(23,549)	(3,175)	(12)

Net Assets	$295,686,944	$162,635,979	$60,813,657	$6,602,142

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	6,052,481	3,079,347	1,077,660	6,602,142

Tier 1 Reduced Fee Units (a)	36,341,480	19,972,937	6,255,907	—

Tier 2 Reduced Fee Units	26,645,493	14,318,195	6,017,044	—

Tier 3 Reduced Fee Units	117,006,588	62,472,482	22,402,003	—

Tier 4 Reduced Fee Units	37,926,391	21,527,999	9,172,913	—

Tier 5 Reduced Fee Units	13,861,208	8,279,254	2,872,483	—

Certain National Accounts - Tier 2 Reduced Fee Units	2,273,257	726,327	429,843	—

Certain National Accounts - Tier 3 Reduced Fee Units	20,617,121	14,610,661	6,029,555	—

Certain National Accounts - Tier 4 Reduced Fee Units	6,018,349	3,081,787	1,266,118	—

Certain National Accounts - Tier 5 Reduced Fee Units	2,624,025	1,534,799	486,000	—

Standard Units (b)	22,403,293	11,318,990	4,414,248	—

Inactive and Voluntary Employee Contribution Units	3,917,258	1,713,201	389,883	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,911,958	180,583	66,160	617,559

Tier 1 Reduced Fee Units (a)	16,552,147	1,120,526	372,451	—

Tier 2 Reduced Fee Units	12,227,734	808,534	359,816	—

Tier 3 Reduced Fee Units	54,124,413	3,550,677	1,345,562	—

Tier 4 Reduced Fee Units	17,762,728	1,235,570	554,628	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation			American Funds
	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	The Bond Fund of America
Tier 5 Reduced Fee Units	6,694,894	486,124	176,387	—

Certain National Accounts - Tier 2 Reduced Fee Units	1,040,352	40,902	25,648	—

Certain National Accounts - Tier 3 Reduced Fee Units	9,461,288	825,049	360,564	—

Certain National Accounts - Tier 4 Reduced Fee Units	2,776,305	174,674	75,881	—

Certain National Accounts - Tier 5 Reduced Fee Units	1,260,422	89,622	29,712	—

Standard Units (b)	11,164,475	682,988	276,239	—

Inactive and Voluntary Employee Contribution Units	2,001,453	105,676	24,786	—

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.078	$17.052	$16.288	$10.691

Tier 1 Reduced Fee Units (a)	$2.196	$17.825	$16.797	$—

Tier 2 Reduced Fee Units	$2.179	$17.709	$16.723	$—

Tier 3 Reduced Fee Units	$2.162	$17.595	$16.649	$—

Tier 4 Reduced Fee Units	$2.135	$17.424	$16.539	$—

Tier 5 Reduced Fee Units	$2.070	$17.031	$16.285	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$2.185	$17.758	$16.760	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$2.179	$17.709	$16.723	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$2.168	$17.643	$16.686	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$2.082	$17.125	$16.357	$—

Standard Units (b)	$2.007	$16.573	$15.980	$—

Inactive and Voluntary Employee Contribution Units	$1.957	$16.212	$15.730	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	American Funds		Calvert	DFA
	Managed Risk Growth-Income Fund	New World Fund	Calvert VP SRI Balanced Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Investments at fair value
(Cost:
Managed Risk Growth-Income Fund — $4,363,297
New World Fund — $17,313,212
Calvert VP SRI Balanced Portfolio — $123,067,169
Dimensional VA U.S. Targeted Value Portfolio — $6,189,396)
(Notes 2 and 3)	$5,294,002	$18,082,352	$156,549,995	$6,432,649
Due From (To) Mutual of America General Account	1,772	(331)	(6,035)	(16)

Net Assets	$5,295,774	$18,082,021	$156,543,960	$6,432,633

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,295,774	2,558,415	26,505,346	6,432,633

Tier 1 Reduced Fee Units (a)	—	2,318,931	11,258,406	—

Tier 2 Reduced Fee Units	—	1,276,947	10,951,065	—

Tier 3 Reduced Fee Units	—	5,919,199	37,125,399	—

Tier 4 Reduced Fee Units	—	1,748,029	16,773,227	—

Tier 5 Reduced Fee Units	—	1,058,886	6,383,350	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	175,798	4,260,914	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	628,265	8,766,446	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	175,665	2,440,495	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	25,059	537,364	—

Standard Units (b)	—	1,638,113	16,048,066	—

Inactive and Voluntary Employee Contribution Units	—	558,714	15,493,882	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	411,469	65,234	2,577,987	522,745

Tier 1 Reduced Fee Units (a)	—	54,667	971,198	—

Tier 2 Reduced Fee Units	—	30,331	951,848	—

Tier 3 Reduced Fee Units	—	141,882	3,256,203	—

Tier 4 Reduced Fee Units	—	42,577	1,498,959	—

Tier 5 Reduced Fee Units	—	27,105	623,279	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	4,164	369,333	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	14,923	761,965	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	4,199	213,463	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	638	52,181	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	American Funds		Calvert	DFA
	Managed Risk Growth-Income Fund	New World Fund	Calvert VP SRI Balanced Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Standard Units (b)	—	43,264	1,616,732	—

Inactive and Voluntary Employee Contribution Units	—	15,129	1,600,350	—

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$12.870	$39.219	$10.281	$12.306

Tier 1 Reduced Fee Units (a)	$—	$42.419	$11.592	$—

Tier 2 Reduced Fee Units	$—	$42.101	$11.505	$—

Tier 3 Reduced Fee Units	$—	$41.719	$11.401	$—

Tier 4 Reduced Fee Units	$—	$41.055	$11.190	$—

Tier 5 Reduced Fee Units	$—	$39.066	$10.242	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$42.217	$11.537	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$42.101	$11.505	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$41.834	$11.433	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$39.282	$10.298	$—

Standard Units (b)	$—	$37.863	$9.926	$—

Inactive and Voluntary Employee Contribution Units	$—	$36.929	$9.682	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	DWS	Fidelity
	DWS Capital Growth VIP	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Equity-Income Portfolio
Investments at fair value
(Cost:
DWS Capital Growth VIP — $388,184,304
VIP Asset Manager Portfolio — $110,208,537
VIP Contrafund Portfolio — $618,149,379
VIP Equity-Income Portfolio — $241,373,447)
(Notes 2 and 3)	$548,467,630	$118,778,032	$947,345,954	$276,509,394
Due From (To) Mutual of America General Account	(1,164,957)	(14,910)	(58,324)	(9,333)

Net Assets	$547,302,673	$118,763,122	$947,287,630	$276,500,061

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	114,863,749	19,884,891	220,333,025	52,105,107

Tier 1 Reduced Fee Units (a)	69,346,271	17,471,593	135,560,640	40,048,954

Tier 2 Reduced Fee Units	26,374,674	7,456,987	43,272,423	15,956,628

Tier 3 Reduced Fee Units	123,308,267	33,823,138	221,080,305	70,270,743

Tier 4 Reduced Fee Units	38,967,239	8,959,475	70,932,703	22,988,192
Tier 5 Reduced Fee Units	16,552,169	3,748,134	27,974,629	8,731,896

Certain National Accounts - Tier 2 Reduced Fee Units	4,535,194	815,975	8,125,470	1,928,533

Certain National Accounts - Tier 3 Reduced Fee Units	19,237,487	6,258,728	33,789,271	11,389,892

Certain National Accounts - Tier 4 Reduced Fee Units	3,607,397	1,896,688	6,255,091	2,909,549

Certain National Accounts - Tier 5 Reduced Fee Units	1,027,942	322,374	2,266,789	744,491

Standard Units (b)	34,026,318	7,082,876	56,148,717	17,099,181

Inactive and Voluntary Employee Contribution Units	95,455,966	11,042,263	121,548,567	32,326,895

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	485,362	284,654	925,428	366,487

Tier 1 Reduced Fee Units (a)	259,895	221,812	504,946	249,823

Tier 2 Reduced Fee Units	99,595	95,389	162,404	100,290

Tier 3 Reduced Fee Units	469,898	436,587	837,324	445,698

Tier 4 Reduced Fee Units	151,329	117,885	273,869	148,635

Tier 5 Reduced Fee Units	70,216	53,864	117,957	61,657

Certain National Accounts - Tier 2 Reduced Fee Units	17,079	10,409	30,412	12,088

Certain National Accounts - Tier 3 Reduced Fee Units	72,644	80,061	126,813	71,588

Certain National Accounts - Tier 4 Reduced Fee Units	13,709	24,415	23,625	18,403

Certain National Accounts - Tier 5 Reduced Fee Units	4,337	4,607	9,506	5,228

Standard Units (b)	148,931	105,021	244,279	124,575

Inactive and Voluntary Employee Contribution Units	428,367	167,864	542,177	241,468

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	DWS	Fidelity
	DWS Capital Growth VIP	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Equity-Income Portfolio
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$236.656	$69.856	$238.088	$142.174

Tier 1 Reduced Fee Units (a)	$266.824	$78.768	$268.466	$160.309

Tier 2 Reduced Fee Units	$264.819	$78.175	$266.449	$159.104

Tier 3 Reduced Fee Units	$262.415	$77.472	$264.032	$157.664

Tier 4 Reduced Fee Units	$257.500	$76.002	$259.003	$154.662

Tier 5 Reduced Fee Units	$235.731	$69.585	$237.159	$141.620

Certain National Accounts - Tier 2 Reduced Fee Units	$265.550	$78.391	$267.184	$159.543

Certain National Accounts - Tier 3 Reduced Fee Units	$264.819	$78.175	$266.449	$159.104

Certain National Accounts - Tier 4 Reduced Fee Units	$263.139	$77.685	$264.760	$158.099

Certain National Accounts - Tier 5 Reduced Fee Units	$237.033	$69.970	$238.469	$142.402

Standard Units (b)	$228.471	$67.442	$229.855	$137.260

Inactive and Voluntary Employee Contribution Units	$222.837	$65.781	$224.186	$133.876

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Freedom 2020 Portfolio	VIP Freedom 2025 Portfolio
Investments at fair value
(Cost:
VIP Extended Market Index Portfolio — $1,258,514
VIP Freedom Income Portfolio — $7,928,510
VIP Freedom 2020 Portfolio — $12,014,427
VIP Freedom 2025 Portfolio — $18,880,332)
(Notes 2 and 3)	$1,525,534	$8,161,945	$12,803,576	$20,933,643
Due From (To) Mutual of America General Account	(8)	(10)	(8)	—

Net Assets	$1,525,526	$8,161,935	$12,803,568	$20,933,643

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,525,526	8,161,935	12,803,568	20,933,643

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	121,289	744,547	1,108,433	1,789,707

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Freedom 2020 Portfolio	VIP Freedom 2025 Portfolio
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual
Flexible Premium Deferred Annuity Contract Units	$12.578	$10.962	$11.551	$11.697

Tier 1 Reduced Fee Units (a)	$—	$—	$—	$—

Tier 2 Reduced Fee Units	$—	$—	$—	$—

Tier 3 Reduced Fee Units	$—	$—	$—	$—

Tier 4 Reduced Fee Units	$—	$—	$—	$—

Tier 5 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$—	$—

Standard Units (b)	$—	$—	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$—	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Freedom 2030 Portfolio	VIP Freedom 2035 Portfolio	VIP Freedom 2040 Portfolio	VIP Freedom 2045 Portfolio
Investments at fair value
(Cost:
VIP Freedom 2030 Portfolio — $17,569,006
VIP Freedom 2035 Portfolio — $10,971,332
VIP Freedom 2040 Portfolio — $8,787,206
VIP Freedom 2045 Portfolio — $5,274,582)
(Notes 2 and 3)	$19,432,453	$12,191,833	$10,015,892	$6,110,895
Due From (To) Mutual of America General Account	(7)	(7)	(17)	3

Net Assets	$19,432,446	$12,191,826	$10,015,875	$6,110,898

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	19,432,446	12,191,826	10,015,875	6,110,898

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,640,916	1,007,005	806,474	487,968

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Freedom 2030 Portfolio	VIP Freedom 2035 Portfolio	VIP Freedom 2040 Portfolio	VIP Freedom 2045 Portfolio
Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.842	$12.107	$12.419	$12.523

Tier 1 Reduced Fee Units (a)	$—	$—	$—	$—

Tier 2 Reduced Fee Units	$—	$—	$—	$—

Tier 3 Reduced Fee Units	$—	$—	$—	$—

Tier 4 Reduced Fee Units	$—	$—	$—	$—

Tier 5 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$—	$—

Standard Units (b)	$—	$—	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$—	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio	VIP Index 500 Portfolio
Investments at fair value
(Cost:
VIP Freedom 2050 Portfolio — $4,135,003
VIP Freedom 2055 Portfolio — $1,278,535
VIP Freedom 2060 Portfolio — $968,480
VIP Index 500 Portfolio — $76,933,308)
(Notes 2 and 3)	$4,777,626	$1,460,725	$1,119,916	$101,028,684
Due From (To) Mutual of America General Account	(17)	(13)	(12)	(13,105)

Net Assets	$4,777,609	$1,460,712	$1,119,904	$101,015,579

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	4,777,609	1,460,712	1,119,904	101,015,579

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	381,300	116,635	89,404	7,339,870

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio	VIP Index 500 Portfolio
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$12.530	$12.524	$12.526	$13.763

Tier 1 Reduced Fee Units (a)	$—	$—	$—	$—

Tier 2 Reduced Fee Units	$—	$—	$—	$—

Tier 3 Reduced Fee Units	$—	$—	$—	$—

Tier 4 Reduced Fee Units	$—	$—	$—	$—

Tier 5 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$—	$—

Standard Units (b)	$—	$—	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$—	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Fidelity		Goldman Sachs
	VIP Mid Cap Portfolio	VIP Value Strategies Portfolio	Goldman Sachs Government Money Market Fund	Goldman Sachs Small Cap Equity Insights Fund
Investments at fair value
(Cost:
VIP Mid Cap Portfolio — $169,249,058
VIP Value Strategies Portfolio — $3,065,491
Goldman Sachs Government Money Market Fund — $37,660,893
Goldman Sachs Small Cap Equity Insights Fund — $14,336,057)
(Notes 2 and 3)	$180,455,248	$2,993,799	$37,660,893	$15,081,169
Due From (To) Mutual of America General Account	(14,148)	(9)	7,231	(67)

Net Assets	$180,441,100	$2,993,790	$37,668,124	$15,081,102

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	32,123,321	2,993,790	37,668,124	3,770,519

Tier 1 Reduced Fee Units (a)	31,105,506	—	—	2,407,965

Tier 2 Reduced Fee Units	12,544,259	—	—	902,873

Tier 3 Reduced Fee Units	49,037,499	—	—	4,107,130

Tier 4 Reduced Fee Units	16,437,026	—	—	1,190,911

Tier 5 Reduced Fee Units	6,546,263	—	—	545,516

Certain National Accounts - Tier 2 Reduced Fee Units	948,909	—	—	74,288

Certain National Accounts - Tier 3 Reduced Fee Units	6,406,046	—	—	290,874

Certain National Accounts - Tier 4 Reduced Fee Units	1,497,085	—	—	116,867

Certain National Accounts - Tier 5 Reduced Fee Units	528,846	—	—	32,882

Standard Units (b)	11,280,660	—	—	1,171,977

Inactive and Voluntary Employee Contribution Units	11,985,680	—	—	469,300

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	213,767	247,577	3,579,879	240,259

Tier 1 Reduced Fee Units (a)	183,569	—	—	147,742

Tier 2 Reduced Fee Units	74,590	—	—	55,702

Tier 3 Reduced Fee Units	294,259	—	—	254,788

Tier 4 Reduced Fee Units	100,552	—	—	74,492

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Fidelity		Goldman Sachs
	VIP Mid Cap Portfolio	VIP Value Strategies Portfolio	Goldman Sachs Government Money Market Fund	Goldman Sachs Small Cap Equity Insights Fund
Tier 5 Reduced Fee Units	43,733	—	—	34,786

Certain National Accounts - Tier 2 Reduced Fee Units	5,627	—	—	4,571

Certain National Accounts - Tier 3 Reduced Fee Units	38,091	—	—	17,945

Certain National Accounts - Tier 4 Reduced Fee Units	8,959	—	—	7,230

Certain National Accounts - Tier 5 Reduced Fee Units	3,514	—	—	2,085

Standard Units (b)	77,756	—	—	76,496

Inactive and Voluntary Employee Contribution Units	84,705	—	—	31,220

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$150.273	$12.092	$10.522	$15.694

Tier 1 Reduced Fee Units (a)	$169.449	$—	$—	$16.298

Tier 2 Reduced Fee Units	$168.175	$—	$—	$16.209

Tier 3 Reduced Fee Units	$166.647	$—	$—	$16.120

Tier 4 Reduced Fee Units	$163.467	$—	$—	$15.987

Tier 5 Reduced Fee Units	$149.687	$—	$—	$15.682

Certain National Accounts - Tier 2 Reduced Fee Units	$168.639	$—	$—	$16.254

Certain National Accounts - Tier 3 Reduced Fee Units	$168.175	$—	$—	$16.209

Certain National Accounts - Tier 4 Reduced Fee Units	$167.107	$—	$—	$16.164

Certain National Accounts - Tier 5 Reduced Fee Units	$150.514	$—	$—	$15.768

Standard Units (b)	$145.078	$—	$—	$15.321

Inactive and Voluntary Employee Contribution Units	$141.500	$—	$—	$15.032

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Goldman Sachs	Invesco	Lincoln	Macquarie
	Goldman Sachs U.S. Equity Insights Fund	Invesco V.I. Main Street Fund	LVIP American Century Capital Appreciation Fund[1]	Macquarie VIP Small Cap Value Series
Investments at fair value
(Cost:
Goldman Sachs U.S. Equity Insights Fund — $18,678,595
Invesco V.I. Main Street Fund — $65,779,012
LVIP American Century Capital Appreciation Fund — $258,113,401
Macquarie VIP Small Cap Value Series — $13,366,266)
(Notes 2 and 3)	$20,012,902	$66,426,678	$313,520,841	$13,566,536
Due From (To) Mutual of America General Account	(1,253)	(4,420)	(10,105)	(174)

Net Assets	$20,011,649	$66,422,258	$313,510,736	$13,566,362

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,550,194	9,800,482	67,440,332	3,925,892

Tier 1 Reduced Fee Units (a)	2,620,569	13,206,122	43,138,593	1,072,893

Tier 2 Reduced Fee Units	1,374,449	4,133,634	15,742,457	381,286

Tier 3 Reduced Fee Units	6,529,083	18,106,733	76,334,158	3,790,822

Tier 4 Reduced Fee Units	2,240,714	6,391,420	24,369,553	1,185,972

Tier 5 Reduced Fee Units	784,980	2,503,473	11,785,856	700,267

Certain National Accounts - Tier 2 Reduced Fee Units	124,512	296,275	2,027,548	243,790

Certain National Accounts - Tier 3 Reduced Fee Units	604,810	2,026,224	10,880,123	693,267

Certain National Accounts - Tier 4 Reduced Fee Units	116,366	314,257	2,409,637	445,985

Certain National Accounts - Tier 5 Reduced Fee Units	50,524	197,392	769,969	78,526

Standard Units (b)	1,197,515	5,216,016	20,631,973	542,496

Inactive and Voluntary Employee Contribution Units	817,933	4,230,230	37,980,537	505,166

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	177,536	100,537	659,496	267,788

Tier 1 Reduced Fee Units (a)	126,185	120,156	374,160	70,467

Tier 2 Reduced Fee Units	66,548	37,895	137,575	25,181

Tier 3 Reduced Fee Units	317,870	167,510	673,214	251,738

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Goldman Sachs	Invesco	Lincoln	Macquarie
	Goldman Sachs U.S. Equity Insights Fund	Invesco V.I. Main Street Fund	LVIP American Century Capital Appreciation Fund[1]	Macquarie VIP Small Cap Value Series
Tier 4 Reduced Fee Units	109,995	60,255	219,098	79,410

Tier 5 Reduced Fee Units	39,284	25,782	115,705	47,801

Certain National Accounts - Tier 2 Reduced Fee Units	6,012	2,709	17,670	16,056

Certain National Accounts - Tier 3 Reduced Fee Units	29,284	18,575	95,083	45,785

Certain National Accounts - Tier 4 Reduced Fee Units	5,650	2,899	21,193	29,535

Certain National Accounts - Tier 5 Reduced Fee Units	2,515	2,022	7,517	5,331

Standard Units (b)	61,342	55,424	208,986	37,904

Inactive and Voluntary Employee Contribution Units	42,703	46,085	394,443	35,974

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$19.997	$97.481	$102.261	$14.661

Tier 1 Reduced Fee Units (a)	$20.768	$109.908	$115.294	$15.225

Tier 2 Reduced Fee Units	$20.654	$109.081	$114.428	$15.142

Tier 3 Reduced Fee Units	$20.540	$108.094	$113.388	$15.059

Tier 4 Reduced Fee Units	$20.371	$106.073	$111.227	$14.935

Tier 5 Reduced Fee Units	$19.982	$97.102	$101.861	$14.650

Certain National Accounts - Tier 2 Reduced Fee Units	$20.711	$109.382	$114.744	$15.184

Certain National Accounts - Tier 3 Reduced Fee Units	$20.654	$109.081	$114.428	$15.142

Certain National Accounts - Tier 4 Reduced Fee Units	$20.597	$108.392	$113.700	$15.100

Certain National Accounts - Tier 5 Reduced Fee Units	$20.092	$97.638	$102.424	$14.730

Standard Units (b)	$19.522	$94.111	$98.724	$14.312

Inactive and Voluntary Employee Contribution Units	$19.154	$91.791	$96.289	$14.042

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

[1]	Subaccount name changed from American Century VP Capital Appreciation Fund in 2024. Refer to Note 1.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MFS	Neuberger Berman	PIMCO	T. Rowe Price
	MFS Mid Cap Value Portfolio	Sustainable Equity Portfolio	PIMCO Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Investments at fair value
(Cost:
MFS Mid Cap Value Portfolio — $9,835,054
Sustainable Equity Portfolio — $17,406,973
PIMCO Real Return Portfolio — $44,120,994
T. Rowe Price Blue Chip Growth Portfolio — $331,308,553)
(Notes 2 and 3)	$10,434,074	$20,866,222	$39,311,962	$478,723,237
Due From (To) Mutual of America General Account	206	(118)	48,157	(8,910)

Net Assets	$10,434,280	$20,866,104	$39,360,119	$478,714,327

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,686,106	3,769,010	10,934,969	110,839,956

Tier 1 Reduced Fee Units (a)	890,985	1,240,834	3,054,178	63,301,178

Tier 2 Reduced Fee Units	516,236	1,317,064	2,710,756	27,549,565

Tier 3 Reduced Fee Units	3,486,521	5,628,042	12,696,948	134,720,861

Tier 4 Reduced Fee Units	1,221,876	3,526,757	3,862,756	46,567,546

Tier 5 Reduced Fee Units	291,562	1,081,335	1,463,870	17,901,836

Certain National Accounts - Tier 2 Reduced Fee Units	31,255	62,577	202,890	3,007,976

Certain National Accounts - Tier 3 Reduced Fee Units	519,966	783,550	1,742,851	19,560,861

Certain National Accounts - Tier 4 Reduced Fee Units	112,900	641,023	378,239	5,584,803

Certain National Accounts - Tier 5 Reduced Fee Units	7,836	242,801	82,144	1,581,098

Standard Units (b)	549,336	1,873,166	1,490,009	28,070,369

Inactive and Voluntary Employee Contribution Units	119,701	699,945	740,509	20,028,278

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	152,739	186,587	727,970	1,480,688

Tier 1 Reduced Fee Units (a)	48,468	59,149	187,991	781,814

Tier 2 Reduced Fee Units	28,266	63,129	168,119	342,831

Tier 3 Reduced Fee Units	192,142	271,252	794,687	1,691,873

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MFS	Neuberger Berman	PIMCO	T. Rowe Price
	MFS Mid Cap Value Portfolio	Sustainable Equity Portfolio	PIMCO Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Tier 4 Reduced Fee Units	67,999	171,388	245,554	594,334

Tier 5 Reduced Fee Units	16,600	53,572	97,831	240,086

Certain National Accounts - Tier 2 Reduced Fee Units	1,707	2,991	12,548	37,329

Certain National Accounts - Tier 3 Reduced Fee Units	28,470	37,557	108,090	243,419

Certain National Accounts -Tier 4 Reduced Fee Units	6,205	30,810	23,608	69,943

Certain National Accounts -Tier 5 Reduced Fee Units	444	11,963	5,460	21,088

Standard Units (b)	32,140	94,988	102,743	388,419

Inactive and Voluntary Employee Contribution Units	7,159	36,176	52,350	284,147

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$17.586	$20.200	$15.021	$74.857

Tier 1 Reduced Fee Units (a)	$18.383	$20.978	$16.246	$80.967

Tier 2 Reduced Fee Units	$18.263	$20.863	$16.124	$80.359

Tier 3 Reduced Fee Units	$18.146	$20.748	$15.977	$79.628

Tier 4 Reduced Fee Units	$17.969	$20.578	$15.731	$78.352

Tier 5 Reduced Fee Units	$17.564	$20.185	$14.963	$74.564

Certain National Accounts - Tier 2 Reduced Fee Units	$18.314	$20.921	$16.169	$80.581

Certain National Accounts - Tier 3 Reduced Fee Units	$18.263	$20.863	$16.124	$80.359

Certain National Accounts - Tier 4 Reduced Fee Units	$18.196	$20.806	$16.021	$79.848

Certain National Accounts - Tier 5 Reduced Fee Units	$17.661	$20.296	$15.046	$74.976

Standard Units (b)	$17.092	$19.720	$14.502	$72.268

Inactive and Voluntary Employee Contribution Units	$16.719	$19.348	$14.145	$70.486

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard
	Balanced Portfolio	Conservative Allocation Portfolio	Diversified Value Portfolio	International Portfolio
Investments at fair value
(Cost:
Balanced Portfolio — $17,155,889
Conservative Allocation Portfolio — $6,333,279
Diversified Value Portfolio — $208,099,635
International Portfolio — $282,197,410)
(Notes 2 and 3)	$19,450,288	$6,894,596	$254,446,949	$292,802,408
Due From (To) Mutual of America General Account	(22)	2	(11,836)	(37,269)

Net Assets	$19,450,266	$6,894,598	$254,435,113	$292,765,139

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	19,450,266	6,894,598	51,393,428	54,235,932

Tier 1 Reduced Fee Units (a)	—	—	34,383,738	41,815,589

Tier 2 Reduced Fee Units	—	—	17,964,559	21,613,918

Tier 3 Reduced Fee Units	—	—	73,965,770	80,008,197

Tier 4 Reduced Fee Units	—	—	23,120,294	23,710,307

Tier 5 Reduced Fee Units	—	—	8,231,934	12,326,600

Certain National Accounts—Tier 2 Reduced Fee Units	—	—	2,558,298	2,659,072

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	10,297,270	12,172,333

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	3,635,398	3,077,195

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	1,246,361	964,871

Standard Units (b)	—	—	14,636,412	16,700,612

Inactive and Voluntary Employee Contribution Units	—	—	13,001,651	23,480,513

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,566,521	599,196	910,470	1,039,486

Tier 1 Reduced Fee Units (a)	—	—	540,275	710,839

Tier 2 Reduced Fee Units	—	—	284,417	370,204

Tier 3 Reduced Fee Units	—	—	1,181,754	1,382,947

Tier 4 Reduced Fee Units	—	—	376,429	417,670

Tier 5 Reduced Fee Units	—	—	146,407	237,182

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard
	Balanced Portfolio	Conservative Allocation Portfolio	Diversified Value Portfolio	International Portfolio
Certain National Accounts - Tier 2 Reduced Fee Units	—	—	40,392	45,419

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	163,028	208,488

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	57,923	53,043

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	22,045	18,464

Standard Units (b)	—	—	268,583	331,552

Inactive and Voluntary Employee Contribution Units	—	—	244,614	477,944

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$12.416	$11.506	$56.447	$52.176

Tier 1 Reduced Fee Units (a)	$—	$—	$63.641	$58.826

Tier 2 Reduced Fee Units	$—	$—	$63.163	$58.384

Tier 3 Reduced Fee Units	$—	$—	$62.590	$57.853

Tier 4 Reduced Fee Units	$—	$—	$61.420	$56.768

Tier 5 Reduced Fee Units	$—	$—	$56.226	$51.971

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$63.337	$58.545

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$63.163	$58.384

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$62.762	$58.013

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$56.537	$52.258

Standard Units (b)	$—	$—	$54.495	$50.371

Inactive and Voluntary Employee Contribution Units	$—	$—	$53.152	$49.128

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard
	Mid-Cap Index Portfolio	Real Estate Index Portfolio	Small Company Growth Portfolio	Short-Term Investment - Grade Portfolio
Investments at fair value
(Cost:
Mid-Cap Index Portfolio — $30,280,819
Real Estate Index Portfolio — $57,635,298
Small Company Growth Portfolio — $6,676,232
Short-Term Investment — Grade Portfolio — $3,310,624)
(Notes 2 and 3)	$37,812,938	$52,790,596	$8,544,297	$3,419,693
Due From (To) Mutual of America General Account	(25)	(909)	(27)	(12)

Net Assets	$37,812,913	$52,789,687	$8,544,270	$3,419,681

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	37,812,913	7,247,503	8,544,270	3,419,681

Tier 1 Reduced Fee Units (a)	—	7,274,106	—	—

Tier 2 Reduced Fee Units	—	3,669,025	—	—

Tier 3 Reduced Fee Units	—	17,254,254	—	—

Tier 4 Reduced Fee Units	—	5,472,130	—	—

Tier 5 Reduced Fee Units	—	2,605,952	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	680,454	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	2,495,745	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	734,525	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	205,256	—	—

Standard Units (b)	—	3,785,804	—	—

Inactive and Voluntary Employee Contribution Units	—	1,364,933	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,966,706	323,369	691,308	317,560

Tier 1 Reduced Fee Units (a)	—	300,068	—	—

Tier 2 Reduced Fee Units	—	152,499	—	—

Tier 3 Reduced Fee Units	—	723,739	—	—

Tier 4 Reduced Fee Units	—	233,254	—	—

Tier 5 Reduced Fee Units	—	116,730	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard
	Mid-Cap Index Portfolio	Real Estate Index Portfolio	Small Company Growth Portfolio	Short-Term Investment - Grade Portfolio
Certain National Accounts - Tier 2 Reduced Fee Units	—	28,204	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	103,733	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	30,725	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	9,144	—	—

Standard Units (b)	—	174,968	—	—

Inactive and Voluntary Employee Contribution Units	—	64,678	—	—

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$12.746	$22.413	$12.360	$10.769

Tier 1 Reduced Fee Units (a)	$—	$24.241	$—	$—

Tier 2 Reduced Fee Units	$—	$24.059	$—	$—

Tier 3 Reduced Fee Units	$—	$23.840	$—	$—

Tier 4 Reduced Fee Units	$—	$23.460	$—	$—

Tier 5 Reduced Fee Units	$—	$22.325	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$24.126	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$24.059	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$23.906	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$22.448	$—	$—

Standard Units (b)	$—	$21.637	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$21.104	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard		Victory
	Total Bond Market Index Portfolio	Total International Stock Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series
Investments at fair value
(Cost:
Total Bond Market Index Portfolio — $68,498,251
Total International Stock Market Index Portfolio — $1,005,868
Victory RS Small Cap Growth Equity VIP Series — $5,195,912
(Notes 2 and 3)	$63,310,386	$1,078,202	$6,062,727
Due From (To) Mutual of America General Account	(2,777)	(7)	20,881

Net Assets	$63,307,609	$1,078,195	$6,083,608

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	12,602,682	1,078,195	1,039,562

Tier 1 Reduced Fee Units (a)	5,147,624	—	570,125

Tier 2 Reduced Fee Units	4,300,466	—	341,550

Tier 3 Reduced Fee Units	21,454,553	—	1,895,463

Tier 4 Reduced Fee Units	7,015,276	—	737,452

Tier 5 Reduced Fee Units	2,177,351	—	223,894

Certain National Accounts - Tier 2 Reduced Fee Units	897,606	—	107,893

Certain National Accounts - Tier 3 Reduced Fee Units	3,586,205	—	207,756

Certain National Accounts - Tier 4 Reduced Fee Units	1,578,016	—	81,488

Certain National Accounts - Tier 5 Reduced Fee Units	323,324	—	14,280

Standard Units (b)	2,890,621	—	370,147

Inactive and Voluntary Employee Contribution Units	1,333,885	—	493,998

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,236,544	94,585	97,567

Tier 1 Reduced Fee Units (a)	483,188	—	51,523

Tier 2 Reduced Fee Units	406,307	—	31,037

Tier 3 Reduced Fee Units	2,040,190	—	173,193

Tier 4 Reduced Fee Units	673,645	—	67,942

Tier 5 Reduced Fee Units	213,901	—	21,029

Certain National Accounts - Tier 2 Reduced Fee Units	84,572	—	9,777

Certain National Accounts - Tier 3 Reduced Fee Units	338,824	—	18,879

Certain National Accounts - Tier 4 Reduced Fee Units	149,647	—	7,425

Certain National Accounts - Tier 5 Reduced Fee Units	31,589	—	1,334

Standard Units (b)	291,827	—	35,585

Inactive and Voluntary Employee Contribution Units	137,662	—	48,405

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard		Victory
	Total Bond Market Index Portfolio	Total International Stock Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.192	$11.399	$10.655

Tier 1 Reduced Fee Units (a)	$10.653	$—	$11.065

Tier 2 Reduced Fee Units	$10.584	$—	$11.005

Tier 3 Reduced Fee Units	$10.516	$—	$10.944

Tier 4 Reduced Fee Units	$10.414	$—	$10.854

Tier 5 Reduced Fee Units	$10.179	$—	$10.647

Certain National Accounts - Tier 2 Reduced Fee Units	$10.613	$—	$11.035

Certain National Accounts - Tier 3 Reduced Fee Units	$10.584	$—	$11.005

Certain National Accounts - Tier 4 Reduced Fee Units	$10.545	$—	$10.974

Certain National Accounts - Tier 5 Reduced Fee Units	$10.235	$—	$10.706

Standard Units (b)	$9.905	$—	$10.402

Inactive and Voluntary Employee Contribution Units	$9.690	$—	$10.206

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year or Period Ended December 31, 2024

	MoA Funds Corporation
	MoA All America Fund	MoA Equity Index Fund	MoA International Fund	MoA Mid Cap Equity Index Fund	MoA Mid Cap Value Fund	MoA Small Cap Equity Index Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$2,296,388	$14,177,099	$1,530,633	$6,266,189	$799,846	$567,906
Expenses (Note 4)	2,329,265	8,391,576	244,215	3,257,535	419,566	228,265

Net Investment Income (Loss)	(32,877)	5,785,523	1,286,418	3,008,654	380,280	339,641

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	4,466,014	88,044,249	673,368	17,095,487	1,265,182	(1,180,178)
Realized gain from distributions	24,134,503	84,896,708	—	30,864,239	2,392,116	1,322,319

Net realized gain (loss) on investments	28,600,517	172,940,957	673,368	47,959,726	3,657,298	142,141

Net change in unrealized appreciation (depreciation) on investments	11,429,494	55,735,214	(257,708)	613,374	1,442,141	2,112,137

Net Realized and Unrealized Gain (Loss) on Investments	40,030,011	228,676,171	415,660	48,573,100	5,099,439	2,254,278

Net Increase (Decrease) in Net Assets Resulting From Operations	$39,997,134	$234,461,694	$1,702,078	$51,581,754	$5,479,719	$2,593,919

	MoA Funds Corporation
	MoA Small Cap Growth Fund	MoA Small Cap Value Fund	MoA Balanced Fund	MoA Core Bond Fund	MoA Intermediate Bond Fund	MoA US Government Money Market Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$—	$1,679,174	$3,499,231	$5,795,122	$2,694,323	$6,487,550
Expenses (Note 4)	1,605,185	1,165,286	1,444,384	1,074,040	519,808	1,004,908

Net Investment Income (Loss)	(1,605,185)	513,888	2,054,847	4,721,082	2,174,515	5,482,642
Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	2,351,337	2,902,674	3,961,120	(3,198,261)	(721,743)	(122,638,049)
Realized gain from distributions	3,076,703	6,461,487	10,799,418	—	—	—

Net realized gain (loss) on investments	5,428,040	9,364,161	14,760,538	(3,198,261)	(721,743)	(122,638,049)

Net change in unrealized appreciation (depreciation) on investments	13,372,561	3,776,354	8,757,333	(927,663)	74	122,579,471

Net Realized and Unrealized Gain (Loss) on Investments	18,800,601	13,140,515	23,517,871	(4,125,924)	(721,669)	(58,578)

Net Increase (Decrease) in Net Assets Resulting From Operations	$17,195,416	$13,654,403	$25,572,718	$595,158	$1,452,846	$5,424,064

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	MoA Funds Corporation
	MoA Aggressive Allocation Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Retirement Income Fund	MoA Clear Passage 2015 Fund	MoA Clear Passage 2020 Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$6,140,967	$3,243,304	$8,203,786	$3,411,298	$2,284,512	$8,458,488
Expenses (Note 4)	1,775,726	755,541	2,040,882	596,253	528,053	1,756,976

Net Investment Income (Loss)	4,365,241	2,487,763	6,162,904	2,815,045	1,756,459	6,701,512

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	4,592,120	(127,835)	3,960,225	(1,201,759)	(1,708,937)	(165,434)
Realized gain from distributions	14,920,974	2,476,764	17,388,150	1,523,602	2,865,485	8,147,614

Net realized gain (loss) on investments	19,513,094	2,348,929	21,348,375	321,843	1,156,548	7,982,180

Net change in unrealized appreciation (depreciation) on investments	6,152,434	2,794,708	2,762,772	2,896,191	2,190,843	5,823,891

Net Realized and Unrealized Gain (Loss) on Investments	25,665,528	5,143,637	24,111,147	3,218,034	3,347,391	13,806,071

Net Increase (Decrease) in Net Assets Resulting From Operations	$30,030,769	$7,631,400	$30,274,051	$6,033,079	$5,103,850	$20,507,583

	MoA Funds Corporation
	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$17,964,720	$19,964,558	$17,679,338	$15,100,331	$15,323,453	$11,549,670
Expenses (Note 4)	3,740,283	4,339,555	4,097,751	3,699,290	3,902,411	2,888,034

Net Investment Income (Loss)	14,224,437	15,625,003	13,581,587	11,401,041	11,421,042	8,661,636

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	11,399,575	13,600,107	14,306,044	10,636,275	12,267,133	8,646,732
Realized gain from distributions	27,044,315	33,239,877	41,377,014	39,528,132	42,743,252	25,656,982

Net realized gain (loss) on investments	38,443,890	46,839,984	55,683,058	50,164,407	55,010,385	34,303,714

Net change in unrealized appreciation (depreciation) on investments	2,484,216	11,997,011	12,105,932	16,924,266	19,529,163	25,913,391

Net Realized and Unrealized Gain (Loss) on Investments	40,928,106	58,836,995	67,788,990	67,088,673	74,539,548	60,217,105

Net Increase (Decrease) in Net Assets Resulting From Operations	$55,152,543	$74,461,998	$81,370,577	$78,489,714	$85,960,590	$68,878,741

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	MoA Funds Corporation			American Funds
	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	The Bond Fund of America	Managed Risk Growth- Income Fund	New World Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$6,259,947	$3,336,237	$1,205,570	$280,942	$86,160	$304,242
Expenses (Note 4)	1,585,155	829,812	282,270	69,137	50,480	131,865

Net Investment Income (Loss)	4,674,792	2,506,425	923,300	211,805	35,680	172,377

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	3,831,366	2,037,191	33,518	18,227	139,186	491,234
Realized gain from distributions	13,660,431	6,548,689	1,440,623	—	64,970	87,424

Net realized gain (loss) on investments	17,491,797	8,585,880	1,474,141	18,227	204,156	578,658

Net change in unrealized appreciation (depreciation) on investments	15,742,665	8,954,136	4,176,539	(218,409)	538,445	397,664

Net Realized and Unrealized Gain (Loss) on Investments	33,234,462	17,540,016	5,650,680	(200,182)	742,601	976,322

Net Increase (Decrease) in Net Assets Resulting From Operations	$37,909,254	$20,046,441	$6,573,980	$11,623	$778,281	$1,148,699

	Calvert	DFA	DWS	Fidelity
	Calvert VP SRI Balanced Portfolio	Dimensional VA U.S. Targeted Value Portfolio	DWS Capital Growth VIP	VIP Asset Manager Portfolio	VIPC contrafund Portfolio	VIP Equity- Income Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$2,613,261	$89,126	$1,010,680	$2,893,248	$1,693,418	$4,862,810
Expenses (Note 4)	1,263,582	71,623	4,832,642	884,190	7,433,127	2,148,827

Net Investment Income (Loss)	1,349,679	17,503	(3,821,962)	2,009,058	(5,739,709)	2,713,983

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	6,002,010	68,947	36,970,066	2,330,611	68,495,715	8,179,976
Realized gain from distributions	2,692,450	434,167	40,760,726	792,844	107,178,255	15,935,975

Net realized gain (loss) on investments	8,694,460	503,114	77,730,792	3,123,455	175,673,970	24,115,951

Net change in unrealized appreciation (depreciation) on investments	16,142,856	(86,024)	45,907,466	4,257,581	82,366,692	10,717,231

Net Realized and Unrealized Gain (Loss) on Investments	24,837,316	417,090	123,638,258	7,381,036	258,040,662	34,833,182

Net Increase (Decrease) in Net Assets Resulting From Operations	$26,186,995	$434,593	$119,816,296	$9,390,094	$252,300,953	$37,547,165

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	Fidelity
	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Freedom 2020 Portfolio	VIP Freedom 2025 Portfolio	VIP Freedom 2030 Portfolio	VIP Freedom 2035 Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$21,396	$303,425	$374,254	$530,681	$428,429	$221,198
Expenses (Note 4)	19,859	93,435	146,348	237,558	201,888	117,788

Net Investment Income (Loss)	1,537	209,990	227,906	293,123	226,541	103,410

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	188,450	45,578	148,011	428,567	247,592	229,764
Realized gain from distributions	—	5,022	384,148	39,480	41,431	157,949

Net realized gain (loss) on investments	188,450	50,600	532,159	468,047	289,023	387,713

Net change in unrealized appreciation (depreciation) on investments	(21,123)	18,224	96,382	754,384	839,130	509,009

Net Realized and Unrealized Gain (Loss) on Investments	167,327	68,824	628,541	1,222,431	1,128,153	896,722

Net Increase (Decrease) in Net Assets Resulting From Operations	$168,864	$278,814	$856,447	$1,515,554	$1,354,694	$1,000,132

	Fidelity
	VIP Freedom 2040 Portfolio	VIP Freedom 2045 Portfolio	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio	VIP Index 500 Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$140,942	$78,478	$61,545	$18,090	$13,486	$1,240,385
Expenses (Note 4)	94,205	59,302	44,970	14,634	10,559	1,070,064

Net Investment Income (Loss)	46,737	19,176	16,575	3,456	2,927	170,321

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	221,503	130,464	97,324	66,183	18,268	2,460,836
Realized gain from distributions	148,148	101,620	85,236	25,705	19,656	59,296

Net realized gain (loss) on investments	369,651	232,084	182,560	91,888	37,924	2,520,132

Net change in unrealized appreciation (depreciation) on investments	598,551	434,189	317,140	81,255	78,615	17,293,607

Net Realized and Unrealized Gain (Loss) on Investments	968,202	666,273	499,700	173,143	116,539	19,813,739

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,014,939	$685,449	$516,275	$176,599	$119,466	$19,984,060

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	Fidelity		Goldman Sachs			Invesco
	VIP Mid Cap Portfolio	VIP Value Strategies Portfolio	Goldman Sachs Government Money Market Fund	Goldman Sachs Small Cap Equity Insights Fund	Goldman Sachs U.S. Equity Insights Fund	Invesco V.I. Main Street Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$968,413	$31,231	$3,182,011	$140,148	$122,177	$—
Expenses (Note 4)	1,261,218	33,790	699,843	87,758	110,470	461,585

Net Investment Income (Loss)	(292,805)	(2,559)	2,482,168	52,390	11,707	(461,585)

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	6,341,575	86,580	—	(620,308)	(279,656)	(3,818,417)
Realized gain from distributions	22,812,748	427,648	—	1,158,718	2,639,505	6,375,705

Net realized gain (loss) on investments	29,154,323	514,228	—	538,410	2,359,849	2,557,288

Net change in unrealized appreciation (depreciation) on investments	(549,043)	(288,103)	—	1,305,917	1,287,952	11,150,370

Net Realized and Unrealized Gain (Loss) on Investments	28,605,280	226,125	—	1,844,327	3,647,801	13,707,658

Net Increase (Decrease) in Net Assets Resulting From Operations	$28,312,475	$223,566	$2,482,168	$1,896,717	$3,659,508	$13,246,073

	Lincoln	Macquarie	MFS	Neuberger Berman AMT	PIMCO	T. Rowe Price
	LVIP American Century Capital Appreciation Fund	Macquarie VIP Small Cap Value Series	MFS Mid Cap Value Portfolio	Sustainable Equity Portfolio	PIMCO Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$—	$186,513	$119,414	$42,640	$1,111,240	$—
Expenses (Note 4)	2,511,364	102,698	63,036	137,255	271,367	2,969,475

Net Investment Income (Loss)	(2,511,364)	83,815	56,378	(94,615)	839,873	(2,969,475)

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	8,366,087	(672,894)	(33,153)	563,353	(1,186,582)	26,156,252
Realized gain from distributions	17,963,408	514,989	402,664	918,619	—	19,248,263

Net realized gain (loss) on investments	26,329,495	(157,905)	369,511	1,481,972	(1,186,582)	45,404,515

Net change in unrealized appreciation (depreciation) on investments	41,841,409	1,342,089	758,557	2,655,439	951,498	84,837,928

Net Realized and Unrealized Gain (Loss) on Investments	68,170,904	1,184,184	1,128,068	4,137,411	(235,084)	130,242,443

Net Increase (Decrease) in Net Assets Resulting From Operations	$65,659,540	$1,267,999	$1,184,446	$4,042,796	$604,789	$127,272,968

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	Vanguard
	Balanced Portfolio	Conservative Allocation Portfolio	Diversified Value Portfolio	International Portfolio	Mid-Cap Index Portfolio	Real Estate Index Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$465,422	$218,216	$4,160,048	$3,846,602	$520,286	$1,757,011
Expenses (Note 4)	219,510	81,466	1,827,395	2,291,174	408,876	357,415

Net Investment Income (Loss)	245,912	136,750	2,332,653	1,555,428	111,410	1,399,596

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	364,911	124,970	2,751,568	13,250,677	660,318	(758,548)
Realized gain from distributions	1,006,618	184,961	15,036,366	10,182,505	433,613	1,482,235

Net realized gain (loss) on investments	1,371,529	309,931	17,787,934	23,433,182	1,093,931	723,687

Net change in unrealized appreciation (depreciation) on investments	905,715	7,268	13,696,911	(67,520)	3,550,311	(55,492)

Net Realized and Unrealized Gain (Loss) on Investments	2,277,244	317,199	31,484,845	23,365,662	4,644,242	668,195

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,523,156	$453,949	$33,817,498	$24,921,090	$4,755,652	$2,067,791

	Vanguard				Victory
	Small Company Growth Portfolio	Short-Term Investment - Grade Portfolio	Total Bond Market Index Portfolio	Total International Stock Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series
Investment Income and Expenses:
Dividend Income (Note 2)	$45,310	$107,684	$1,606,572	$30,822	$—
Expenses (Note 4)	92,883	34,225	383,731	11,915	45,541

Net Investment Income (Loss)	(47,573)	73,459	1,222,841	18,907	(45,541)

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	139,690	22,143	(2,075,023)	28,009	(1,204,439)
Realized gain from distributions	—	—	—	5,232	—

Net realized gain (loss) on investments	139,690	22,143	(2,075,023)	33,241	(1,204,439)

Net change in unrealized appreciation (depreciation) on investments	711,541	21,852	1,077,996	(16,809)	1,896,653

Net Realized and Unrealized Gain (Loss) on Investments	851,231	43,995	(997,027)	16,432	692,214

Net Increase (Decrease) in Net Assets Resulting From Operations	$803,658	$117,454	$225,814	$35,339	$646,673

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA All America Fund		MoA Equity Index Fund		MoA International Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(32,877)	$624,986	$5,785,523	$7,786,370	$1,286,418	$1,673,335
Net realized gain (loss) on investments	28,600,517	19,951,126	172,940,957	87,585,475	673,368	146,460
Net change in unrealized appreciation (depreciation) on investments	11,429,494	19,590,030	55,735,214	116,537,373	(257,708)	4,111,512

Net Increase (Decrease) in net assets resulting from operations	39,997,134	40,166,142	234,461,694	211,909,218	1,702,078	5,931,307

From Unit Transactions:
Contributions	6,217,689	8,011,777	64,070,280	61,013,418	3,959,095	4,198,247
Withdrawals	(32,475,636)	(31,239,274)	(179,312,320)	(133,394,379)	(6,680,819)	(4,680,861)
Net transfers	(5,437,228)	(1,566,720)	1,618,174	7,811,435	2,843,623	2,628,167
Contract fees (Note 4)	(53,093)	(19,659)	(120,142)	(50,910)	(1,282)	(538)

Net Increase (Decrease) from unit transactions	(31,748,268)	(24,813,876)	(113,744,008)	(64,620,436)	120,617	2,145,015

NET INCREASE (DECREASE) IN NET ASSETS	8,248,866	15,352,266	120,717,686	147,288,782	1,822,695	8,076,322
NET ASSETS:
Beginning of Year	$236,656,924	$221,304,658	$1,019,386,678	$872,097,896	$38,364,750	$30,288,428

End of Year	$244,905,790	$236,656,924	$1,140,104,364	$1,019,386,678	$40,187,445	$38,364,750

Changes in Units:
Units outstanding, beginning of year	7,077,493	7,908,561	73,100,532	78,430,426	27,311,970	25,683,713

Units issued	909,580	1,495,159	16,280,416	19,804,829	11,167,159	12,214,756
Units redeemed	(1,765,247)	(2,326,227)	(23,383,114)	(25,134,723)	(11,153,534)	(10,586,499)

Net increase (decrease)	(855,667)	(831,068)	(7,102,698)	(5,329,894)	13,625	1,628,257

Units outstanding, end of year	6,221,826	7,077,493	65,997,834	73,100,532	27,325,595	27,311,970

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Mid Cap Equity Index Fund		MoA Mid Cap Value Fund		MoA Small Cap Equity Index Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$3,008,654	$2,852,985	$380,280	$359,594	$339,641	$305,105
Net realized gain (loss) on investments	47,959,726	37,921,218	3,657,298	2,490,430	142,141	(65,673)
Net change in unrealized appreciation (depreciation) on investments	613,374	18,214,398	1,442,141	887,284	2,112,137	4,197,962

Net Increase (Decrease) in net assets resulting from operations	51,581,754	58,988,601	5,479,719	3,737,308	2,593,919	4,437,394

From Unit Transactions:
Contributions	16,938,649	17,763,781	3,472,521	4,250,575	4,314,115	4,197,879
Withdrawals	(72,701,054)	(54,576,053)	(10,236,324)	(8,587,851)	(6,063,442)	(3,996,451)
Net transfers	(12,746,653)	(8,085,217)	(4,148,023)	(7,557,781)	1,531,544	(879,966)
Contract fees (Note 4)	(36,003)	(16,305)	(2,364)	(1,172)	(233)	(166)

Net Increase (Decrease) from unit transactions	(68,545,061)	(44,913,794)	(10,914,190)	(11,896,229)	(218,016)	(678,704)

NET INCREASE (DECREASE) IN NET ASSETS	(16,963,307)	14,074,807	(5,434,471)	(8,158,921)	2,375,903	3,758,690
NET ASSETS:
Beginning of Year	$425,602,508	$411,527,701	$61,860,996	$70,019,917	$33,825,299	$30,066,609

End of Year	$408,639,201	$425,602,508	$56,426,525	$61,860,996	$36,201,202	$33,825,299

Changes in Units:
Units outstanding, beginning of year	55,680,077	62,156,856	19,068,901	22,965,775	2,523,946	2,587,597

Units issued	9,410,516	12,381,007	3,900,429	5,118,324	1,149,806	1,341,016
Units redeemed	(17,675,628)	(18,857,786)	(7,130,949)	(9,015,198)	(1,168,848)	(1,404,667)

Net increase (decrease)	(8,265,112)	(6,476,779)	(3,230,520)	(3,896,874)	(19,042)	(63,651)

Units outstanding, end of year	47,414,965	55,680,077	15,838,381	19,068,901	2,504,904	2,523,946

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Small Cap Growth Fund		MoA Small Cap Value Fund		MoA Balanced Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(1,605,185)	$(1,492,802)	$513,888	$1,226,146	$2,054,847	$2,112,098
Net realized gain (loss) on investments	5,428,040	(1,233,013)	9,364,161	8,093,113	14,760,538	7,903,928
Net change in unrealized appreciation (depreciation) on investments	13,372,561	30,532,063	3,776,354	2,682,305	8,757,333	10,817,463

Net Increase (Decrease) in net assets resulting from operations	17,195,416	27,806,248	13,654,403	12,001,564	25,572,718	20,833,489

From Unit Transactions:
Contributions	8,483,433	10,799,852	5,798,142	6,961,510	8,610,289	8,203,480
Withdrawals	(31,261,772)	(25,563,769)	(22,276,558)	(18,913,088)	(25,970,181)	(20,961,437)
Net transfers	(9,356,688)	(4,428,743)	(6,853,862)	(7,909,965)	870,645	(1,939,361)
Contract fees (Note 4)	(6,212)	(3,691)	(13,226)	(5,179)	(81,056)	(24,648)

Net Increase (Decrease) from unit transactions	(32,141,239)	(19,196,351)	(23,345,504)	(19,866,722)	(16,570,303)	(14,721,966)

NET INCREASE (DECREASE) IN NET ASSETS	(14,945,823)	8,609,897	(9,691,101)	(7,865,158)	9,002,415	6,111,523
NET ASSETS:
Beginning of Year	$207,279,234	198,669,337	$147,918,006	$155,783,164	$161,527,837	$155,416,314

End of Year	$192,333,411	$207,279,234	$138,226,905	$147,918,006	$170,530,252	$161,527,837

Changes in Units:
Units outstanding, beginning of year	57,270,175	63,075,361	47,627,511	54,550,738	10,193,499	11,209,064

Units issued	9,407,062	12,947,762	7,481,005	11,205,040	2,107,792	2,281,987
Units redeemed	(17,873,277)	(18,752,948)	(14,688,042)	(18,128,267)	(3,068,542)	(3,297,552)

Net increase (decrease)	(8,466,215)	(5,805,186)	(7,207,037)	(6,923,227)	(960,750)	(1,015,565)

Units outstanding, end of year	48,803,960	57,270,175	40,420,474	47,627,511	9,232,749	10,193,499

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Core Bond Fund		MoA Intermediate Bond Fund		MoA US Government Money Market Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$4,721,082	$3,725,716	$2,174,515	$1,258,194	$5,482,642	$3,322,994
Net realized gain (loss) on investments	(3,198,261)	(2,806,414)	(721,743)	(690,229)	(122,638,049)	(389,014)
Net change in unrealized appreciation (depreciation) on investments	(927,663)	5,956,178	74	2,405,124	122,579,471	518,307

Net Increase (Decrease) in net assets resulting from operations	595,158	6,875,480	1,452,846	2,973,089	5,424,064	3,452,287

From Unit Transactions:
Contributions	9,069,633	9,489,216	5,196,284	5,025,874	10,355,903	8,652,376
Withdrawals	(29,069,527)	(23,517,412)	(14,525,766)	(12,429,307)	(38,996,789)	(21,392,437)
Net transfers	792,031	(686,483)	730,232	1,800,603	45,756,879	60,815,433
Contract fees (Note 4)	(78,052)	(29,562)	(48,698)	(19,020)	(72,407)	(24,963)

Net Increase (Decrease) from unit transactions	(19,285,915)	(14,744,241)	(8,647,948)	(5,621,850)	17,043,586	48,050,409

NET INCREASE (DECREASE) IN NET ASSETS	(18,690,757)	(7,868,761)	(7,195,102)	(2,648,761)	22,467,650	51,502,696
NET ASSETS:
Beginning of Year	$161,788,730	$169,657,491	$76,938,932	$79,587,693	$114,518,823	$63,016,127

End of Year	$143,097,973	$161,788,730	$69,743,830	$76,938,932	$136,986,473	$114,518,823

Changes in Units:
Units outstanding, beginning of year	24,400,319	26,681,534	29,854,479	32,056,013	44,355,645	25,361,274

Units issued	5,485,068	6,184,925	9,203,875	8,851,276	36,384,714	37,395,531
Units redeemed	(8,405,210)	(8,466,140)	(12,544,630)	(11,052,810)	(29,727,160)	(18,401,160)

Net increase (decrease)	(2,920,142)	(2,281,215)	(3,340,755)	(2,201,534)	6,657,554	18,994,371

Units outstanding, end of year	21,480,177	24,400,319	26,513,724	29,854,479	51,013,199	44,355,645

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Aggressive Allocation Fund		MoA Conservative Allocation Fund		MoA Moderate Allocation Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$4,365,241	$3,889,339	$2,487,763	$1,787,137	$6,162,904	$4,838,639
Net realized gain (loss) on investments	19,513,094	14,568,393	2,348,929	(44,604)	21,348,375	12,576,496
Net change in unrealized appreciation (depreciation) on investments	6,152,434	18,899,560	2,794,708	9,049,922	2,762,772	22,115,272

Net Increase (Decrease) in net assets resulting from operations	30,030,769	37,357,292	7,631,400	10,792,455	30,274,051	39,530,407

From Unit Transactions:
Contributions	16,658,321	17,348,213	7,363,094	7,876,001	20,040,435	20,727,305
Withdrawals	(41,579,305)	(27,652,168)	(18,052,888)	(18,693,259)	(49,324,662)	(46,301,930)
Net transfers	(7,692,877)	(5,927,713)	331,777	(2,486,966)	(5,398,245)	(3,153,350)
Contract fees (Note 4)	(39,845)	(16,887)	(25,742)	(12,743)	(52,274)	(24,335)

Net Increase (Decrease) from unit transactions	(32,653,706)	(16,248,555)	(10,383,759)	(13,316,967)	(34,734,746)	(28,752,310)

NET INCREASE (DECREASE) IN NET ASSETS	(2,622,937)	21,108,737	(2,752,359)	(2,524,512)	(4,460,695)	10,778,097
NET ASSETS:
Beginning of Year	$252,977,488	$231,868,751	$108,117,747	$110,642,259	$299,301,539	$288,523,442

End of Year	$250,354,551	$252,977,488	$105,365,388	$108,117,747	$294,840,844	$299,301,539

Changes in Units:
Units outstanding, beginning of year	55,396,153	59,336,325	44,023,075	49,786,979	82,998,689	91,773,178

Units issued	13,255,853	16,106,155	10,369,770	12,873,663	18,337,160	22,518,844
Units redeemed	(19,888,300)	(20,046,327)	(14,511,475)	(18,637,567)	(27,405,462)	(31,293,333)

Net increase (decrease)	(6,632,447)	(3,940,172)	(4,141,705)	(5,763,904)	(9,068,302)	(8,774,489)

Units outstanding, end of year	48,763,706	55,396,153	39,881,370	44,023,075	73,930,387	82,998,689

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Retirement Income Fund		MoA Clear Passage 2015 Fund		MoA Clear Passage 2020 Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$2,815,045	$1,779,944 $	1,756,459	$1,337,195	$6,701,512	$5,690,415
Net realized gain (loss) on investments	321,843	(1,111,922)	1,156,548	(1,071,543)	7,982,180	2,576,760
Net change in unrealized appreciation (depreciation) on investments	2,896,191	8,021,638	2,190,843	6,842,897	5,823,891	23,424,377

Net Increase (Decrease) in net assets resulting from operations	6,033,079	8,689,660	5,103,850	7,108,549	20,507,583	31,691,552

From Unit Transactions:
Contributions	9,682,590	11,323,919	3,868,798	5,567,710	15,897,034	17,710,890
Withdrawals	(22,401,743)	(22,586,496)	(11,720,692)	(13,137,760)	(56,643,889)	(60,320,676)
Net transfers	3,547,785	(4,466,875)	(1,806,637)	(727,949)	(4,918,881)	(6,523,119)
Contract fees (Note 4)	(63,466)	(27,997)	(22,074)	(7,720)	(73,166)	(31,998)

Net Increase (Decrease) from unit transactions	(9,234,834)	(15,757,449)	(9,680,605)	(8,305,719)	(45,738,902)	(49,164,903)

NET INCREASE (DECREASE) IN NET ASSETS	(3,201,755)	(7,067,789)	(4,576,755)	(1,197,170)	(25,231,319)	(17,473,351)
NET ASSETS:
Beginning of Year	$96,641,285	$103,709,074	$77,257,853	$78,455,023	$293,750,048	$311,223,399

End of Year	$93,439,530	$96,641,285	$72,681,098	$77,257,853	$268,518,729	$293,750,048

Changes in Units:
Units outstanding, beginning of year	51,648,368	60,676,246	39,527,699	44,030,991	139,576,005	164,485,729

Units issued	15,744,407	20,548,450	9,383,478	9,936,136	24,033,024	33,728,823
Units redeemed	(20,509,137)	(29,576,328)	(14,098,626)	(14,439,428)	(44,854,095)	(58,638,547)

Net increase (decrease)	(4,764,730)	(9,027,878)	(4,715,148)	(4,503,292)	(20,821,071)	(24,909,724)

Units outstanding, end of year	46,883,638	51,648,368	34,812,551	39,527,699	118,754,934	139,576,005

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Clear Passage 2025 Fund		MoA Clear Passage 2030 Fund		MoA Clear Passage 2035 Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$14,224,437	$11,928,577	$15,625,003	$12,896,747	$13,581,587	$11,414,963
Net realized gain (loss) on investments	38,443,890	19,215,474	46,839,984	28,327,266	55,683,058	23,683,752
Net change in unrealized appreciation (depreciation) on investments	2,484,216	44,145,534	11,997,011	51,478,094	12,105,932	58,204,364

Net Increase (Decrease) in net assets resulting from operations	55,152,543	75,289,585	74,461,998	92,702,107	81,370,577	93,303,079

From Unit Transactions:
Contributions	62,840,600	58,573,094	85,731,422	77,938,443	88,162,667	78,642,026
Withdrawals	(134,034,607)	(104,819,321)	(126,899,707)	(84,051,722)	(112,738,148)	(66,666,479)
Net transfers	(4,165,993)	(5,339,074)	(3,136,656)	536,650	4,240,421	(1,448,218)
Contract fees (Note 4)	(178,329)	(82,673)	(233,724)	(103,137)	(253,739)	(108,847)

Net Increase (Decrease) from unit transactions	(75,538,329)	(51,667,974)	(44,538,665)	(5,679,766)	(20,588,799)	10,418,482

NET INCREASE (DECREASE) IN NET ASSETS	(20,385,786)	23,621,611	29,923,333	87,022,341	60,781,778	103,721,561
NET ASSETS:
Beginning of Year	$635,796,304	$612,174,693	$725,840,002	$638,817,661	$660,884,255	$557,162,694

End of Year	$615,410,518	$635,796,304	$755,763,335	$725,840,002	$721,666,033	$660,884,255

Changes in Units:
Units outstanding, beginning of year	272,366,991	296,488,038	280,898,112	283,560,701	243,396,621	239,522,133

Units issued	73,964,105	84,544,021	81,696,339	88,272,782	78,759,654	78,901,924
Units redeemed	(104,874,431)	(108,665,068)	(98,168,897)	(90,935,371)	(86,054,354)	(75,027,436)

Net increase (decrease)	(30,910,326)	(24,121,047)	(16,472,558)	(2,662,589)	(7,294,700)	3,874,488

Units outstanding, end of year	241,456,665	272,366,991	264,425,554	280,898,112	236,101,921	243,396,621

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Clear Passage 2040 Fund		MoA Clear Passage 2045 Fund		MoA Clear Passage 2050 Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$11,401,041	$9,575,556	$11,421,042	$10,142,996	$8,661,636	$7,684,691
Net realized gain (loss) on investments	50,164,407	23,080,470	55,010,385	25,243,878	34,303,714	21,118,632
Net change in unrealized appreciation (depreciation) on investments	16,924,266	54,804,416	19,529,163	61,719,558	25,913,391	46,041,726

Net Increase (Decrease) in net assets resulting from operations	78,489,714	87,460,442	85,960,590	97,106,432	68,878,741	74,845,049

From Unit Transactions:
Contributions	84,723,642	73,771,474	81,480,533	71,669,463	78,720,491	73,177,491
Withdrawals	(87,270,588)	(61,844,001)	(97,605,372)	(66,871,838)	(82,031,096)	(57,733,075)
Net transfers	(2,320,629)	1,213,900	(2,335,906)	(1,371,476)	(4,208,346)	(2,930,138)
Contract fees (Note 4)	(260,346)	(105,591)	(323,779)	(123,783)	(361,407)	(138,455)

Net Increase (Decrease) from unit transactions	(5,127,921)	13,035,782	(18,784,524)	3,302,366	(7,880,358)	12,375,824

NET INCREASE (DECREASE) IN NET ASSETS	73,361,793	100,496,224	67,176,066	100,408,798	60,998,383	87,220,873
NET ASSETS:
Beginning of Year	$575,853,682	$475,357,458	$611,013,671	$510,604,873	$469,027,010	$381,806,137

End of Year	$649,215,475	$575,853,682	$678,189,737	$611,013,671	$530,025,393	$469,027,010

Changes in Units:
Units outstanding, beginning of year	205,050,739	200,264,735	217,737,210	216,689,792	173,668,540	168,748,500

Units issued	66,039,727	72,864,170	69,228,460	71,148,798	61,605,560	68,095,069
Units redeemed	(68,101,241)	(68,078,166)	(75,706,195)	(70,101,380)	(64,542,965)	(63,175,029)

Net increase (decrease)	(2,061,514)	4,786,004	(6,477,735)	1,047,418	(2,937,405)	4,920,040

Units outstanding, end of year	202,989,225	205,050,739	211,259,475	217,737,210	170,731,135	173,668,540

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Clear Passage 2055 Fund		MoA Clear Passage 2060 Fund		MoA Clear Passage 2065 Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$4,674,792	$3,935,854	$2,506,425 $	1,920,677	$923,300	$547,531
Net realized gain (loss) on investments	17,491,797	7,003,853	8,585,880	2,964,903	1,474,141	284,800
Net change in unrealized appreciation (depreciation) on investments	15,742,665	27,421,677	8,954,136	13,930,849	4,176,539	4,072,417

Net Increase (Decrease) in net assets resulting from operations	37,909,254	38,361,384	20,046,441	18,816,429	6,573,980	4,904,748

From Unit Transactions:
Contributions	65,768,838	55,482,997	48,288,640	39,392,458	28,442,986	18,214,413
Withdrawals	(52,972,886)	(32,796,865)	(30,265,098)	(17,042,202)	(11,941,274)	(5,932,666)
Net transfers	(1,766,179)	(1,463,793)	(1,235,172)	174,398	1,452,173	1,022,620
Contract fees (Note 4)	(346,165)	(125,548)	(330,325)	(110,750)	(245,963)	(52,680)

Net Increase (Decrease) from unit transactions	10,683,608	21,096,790	16,458,045	22,413,904	17,707,922	13,251,687

NET INCREASE (DECREASE) IN NET ASSETS	48,592,862	59,458,174	36,504,486	41,230,333	24,281,902	18,156,435

NET ASSETS:
Beginning of Year	$247,094,082	$187,635,908	$126,131,493	$84,901,160	$36,531,755	$18,375,320

End of Year	$295,686,944	$247,094,082	$162,635,979	$126,131,493	$60,813,657	$36,531,755

Changes in Units:
Units outstanding, beginning of year	132,787,516	120,383,559	8,310,301	6,693,023	2,545,061	1,534,672

Units issued	62,239,098	60,699,060	4,801,828	4,573,504	2,645,660	2,095,079
Units redeemed	(57,048,445)	(48,295,103)	(3,811,204)	(2,956,226)	(1,522,887)	(1,084,690)

Net increase (decrease)	5,190,653	12,403,957	990,624	1,617,278	1,122,773	1,010,389

Units outstanding, end of year	137,978,169	132,787,516	9,300,925	8,310,301	3,667,834	2,545,061

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	American Funds
	The Bond Fund of America		Managed Risk Growth- Income Fund		New World Fund
	2024	2023 (a)	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$211,805	$172,645	$35,680	$5,549	$172,377	$186,850
Net realized gain (loss) on investments	18,227	562	204,156	6,962	578,658	201,809
Net change in unrealized appreciation (depreciation) on investments	(218,409)	155,768	538,445	392,260	397,664	2,104,475

Net Increase (Decrease) in net assets resulting from operations	11,623	328,975	778,281	404,771	1,148,699	2,493,134

From Unit Transactions:
Contributions	344,383	92,069	572,237	133,447	1,964,625	2,151,723
Withdrawals	(407,914)	(45,095)	(588,394)	(25,973)	(3,599,153)	(2,232,021)
Net transfers	575,768	5,703,182	(361,650)	4,383,559	119,240	73,468
Contract fees (Note 4)	(849)	—	(504)	—	(498)	(301)

Net Increase (Decrease) from unit transactions	511,388	5,750,156	(378,311)	4,491,033	(1,515,786)	(7,131)

NET INCREASE (DECREASE) IN NET ASSETS	523,011	6,079,131	399,970	4,895,804	(367,087)	2,486,003
NET ASSETS:
Beginning of Year	$6,079,131	$—	$4,895,804	$—	$18,449,108	$15,963,105

End of Year	$6,602,142	$6,079,131	$5,295,774	$4,895,804	$18,082,021	$18,449,108

Changes in Units:
Units outstanding, beginning of year	570,800	—	444,750	—	481,159	480,452

Units issued	143,838	581,753	57,080	456,695	163,904	173,778
Units redeemed	(97,079)	(10,953)	(90,361)	(11,945)	(200,950)	(173,071)

Net increase (decrease)	46,759	570,800	(33,281)	444,750	(37,046)	707

Units outstanding, end of year	617,559	570,800	411,469	444,750	444,113	481,159

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Calvert		DFA		DWS
	Calvert VP SRI Balanced Portfolio		Dimensional VA U.S. Targeted Value Portfolio		DWS Capital Growth VIP
	2024	2023	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,349,679	$1,179,411	$17,503	$84,216	$(3,821,962)	$(3,203,970)
Net realized gain (loss) on investments	8,694,460	2,637,523	503,114	413,069	77,730,792	29,932,505
Net change in unrealized appreciation (depreciation) on investments	16,142,856	17,010,627	(86,024)	329,277	45,907,466	109,276,452

Net Increase (Decrease) in net assets resulting from operations	26,186,995	20,827,561	434,593	826,562	119,816,296	136,004,987

From Unit Transactions:
Contributions	8,000,270	8,098,448	190,579	50,170	18,586,719	41,758,190
Withdrawals	(25,253,621)	(16,902,290)	(503,977)	(48,390)	(77,047,996)	(76,473,208)
Net transfers	673,182	(1,786,241)	(127,940)	5,611,361	(5,991,287)	16,829,624
Contract fees (Note 4)	(38,374)	(14,986)	(325)	—	(31,940)	(12,822)

Net Increase (Decrease) from unit transactions	(16,618,543)	(10,605,069)	(441,663)	5,613,141	(64,484,504)	(17,898,216)

NET INCREASE (DECREASE) IN NET ASSETS	9,568,452	10,222,491	(7,070)	6,439,703	55,331,792	118,106,771
NET ASSETS:
Beginning of Year	$146,975,508	$136,753,017	$6,439,703	$—	$491,970,881	$373,864,110

End of Year	$156,543,960	$146,975,508	$6,432,633	$6,439,703	$547,302,673	$491,970,881

Changes in Units:
Units outstanding, beginning of year	16,131,465	17,423,088	559,689	—	2,502,428	2,616,293

Units issued	3,573,577	3,901,355	43,964	568,867	467,610	895,379
Units redeemed	(5,211,544)	(5,192,978)	(80,908)	(9,178)	(748,676)	(1,009,244)

Net increase (decrease)	(1,637,967)	(1,291,623)	(36,944)	559,689	(281,066)	(113,865)

Units outstanding, end of year	14,493,498	16,131,465	522,745	559,689	2,221,362	2,502,428

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Asset Manager Portfolio		VIP Contrafund Portfolio		VIP Equity-Income Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$2,009,058	$2,152,268	$(5,739,709)	$(1,271,143)	$2,713,983	$3,303,810
Net realized gain (loss) on investments	3,123,455	1,523,228	175,673,970	57,719,019	24,115,951	11,676,634
Net change in unrealized appreciation (depreciation) on investments	4,257,581	10,806,174	82,366,692	151,378,436	10,717,231	10,141,828

Net Increase (Decrease) in net assets resulting from operations	9,390,094	14,481,670	252,300,953	207,826,312	37,547,165	25,122,272

From Unit Transactions:
Contributions	8,495,167	10,050,528	28,006,762	27,053,935	13,564,729	13,278,270
Withdrawals	(23,311,067)	(19,755,530)	(142,953,025)	(97,760,411)	(43,084,153)	(40,121,623)
Net transfers	(2,829,981)	(1,969,458)	5,424,391	(6,241,283)	(1,644,503)	(3,492,835)
Contract fees (Note 4)	(72,824)	(28,189)	(55,246)	(24,341)	(71,178)	(28,184)

Net Increase (Decrease) from unit transactions	(17,718,705)	(11,702,649)	(109,577,118)	(76,972,100)	(31,235,105)	(30,364,372)

NET INCREASE (DECREASE) IN NET ASSETS	(8,328,611)	2,779,021	142,723,835	130,854,212	6,312,060	(5,242,100)
NET ASSETS:
Beginning of Year	$127,091,733	$124,312,712	$804,563,795	$673,709,583	$270,188,001	$275,430,101

End of Year	$118,763,122	$127,091,733	$947,287,630	$804,563,795	$276,500,061	$270,188,001

Changes in Units:
Units outstanding, beginning of year	1,845,503	2,028,747	4,276,821	4,748,529	2,061,903	2,311,871

Units issued	368,435	459,415	808,115	902,583	402,789	541,704
Units redeemed	(611,370)	(642,659)	(1,286,196)	(1,374,291)	(618,752)	(791,672)

Net increase (decrease)	(242,935)	(183,244)	(478,081)	(471,708)	(215,963)	(249,968)

Units outstanding, end of year	1,602,568	1,845,503	3,798,740	4,276,821	1,845,940	2,061,903

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Extended Market Index Portfolio		VIP Freedom Income Portfolio		VIP Freedom 2020 Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,537	$38,355	$209,990	$228,558	$227,906	$256,365
Net realized gain (loss) on investments	188,450	2,640	50,600	3,594	532,159	16,706
Net change in unrealized appreciation (depreciation) on investments	(21,123)	288,143	18,224	215,211	96,382	692,767

Net Increase (Decrease) in net assets resulting from operations	168,864	329,138	278,814	447,363	856,447	965,838

From Unit Transactions:
Contributions	147,211	17,987	124,664	32,051	231,419	95,513
Withdrawals	(217,468)	(2,758)	(777,462)	(66,378)	(1,502,890)	(489,563)
Net transfers	(1,101,900)	2,184,452	(104,453)	8,227,512	(359,672)	13,006,765
Contract fees (Note 4)	—	—	(176)	—	(289)	—

Net Increase (Decrease) from unit transactions	(1,172,157)	2,199,681	(757,427)	8,193,185	(1,631,432)	12,612,715

NET INCREASE (DECREASE) IN NET ASSETS	(1,003,293)	2,528,819	(478,613)	8,640,548	(774,985)	13,578,553
NET ASSETS:
Beginning of Year	$2,528,819	$—	$8,640,548	$—	$13,578,553	$—

End of Year	$1,525,526	$2,528,819	$8,161,935	$8,640,548	$12,803,568	$13,578,553

Changes in Units:
Units outstanding, beginning of year	223,322	—	814,238	—	1,252,268	—

Units issued	21,692	229,635	19,743	841,065	24,480	1,299,270
Units redeemed	(123,725)	(6,313)	(89,434)	(26,827)	(168,315)	(47,002)

Net increase (decrease)	(102,033)	223,322	(69,691)	814,238	(143,835)	1,252,268

Units outstanding, end of year	121,289	223,322	744,547	814,238	1,108,433	1,252,268

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Freedom 2025 Portfolio		VIP Freedom 2030 Portfolio		VIP Freedom 2035 Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$293,123	$370,267	$226,541	$272,553	$103,410	$151,052
Net realized gain (loss) on investments	468,047	23,065	289,023	9,455	387,713	2,839
Net change in unrealized appreciation (depreciation) on investments	754,384	1,298,928	839,130	1,024,317	509,009	711,492

Net Increase (Decrease) in net assets resulting from operations	1,515,554	1,692,260	1,354,694	1,306,325	1,000,132	865,383

From Unit Transactions:
Contributions	1,446,251	218,727	2,633,487	369,278	1,704,780	386,011
Withdrawals	(2,569,343)	(711,874)	(1,561,269)	(93,901)	(1,276,104)	(11,221)
Net transfers	(1,554,474)	20,897,314	442,049	14,983,179	341,051	9,182,871
Contract fees (Note 4)	(772)	—	(1,396)	—	(1,077)	—

Net Increase (Decrease) from unit transactions	(2,678,338)	20,404,167	1,512,871	15,258,556	768,650	9,557,661

NET INCREASE (DECREASE) IN NET ASSETS	(1,162,784)	22,096,427	2,867,565	16,564,881	1,768,782	10,423,044
NET ASSETS:
Beginning of Year	$22,096,427	$—	$16,564,881	$—	$10,423,044	$—

End of Year	$20,933,643	$22,096,427	$19,432,446	$16,564,881	$12,191,826	$10,423,044

Changes in Units:
Units outstanding, beginning of year	2,026,547	—	1,513,717	—	946,328	—

Units issued	163,772	2,099,955	340,310	1,547,043	239,190	947,411
Units redeemed	(400,612)	(73,408)	(213,111)	(33,326)	(178,513)	(1,083)

Net increase (decrease)	(236,840)	2,026,547	127,199	1,513,717	60,677	946,328

Units outstanding, end of year	1,789,707	2,026,547	1,640,916	1,513,717	1,007,005	946,328

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Freedom 2040 Portfolio		VIP Freedom 2045 Portfolio		VIP Freedom 2050 Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$46,737	$99,597	$19,176	$58,627	$16,575	$45,459
Net realized gain (loss) on investments	369,651	30,985	232,084	8,251	182,560	57,172
Net change in unrealized appreciation (depreciation) on investments	598,551	630,135	434,189	402,125	317,140	325,483

Net Increase (Decrease) in net assets resulting from operations	1,014,939	760,717	685,449	469,003	516,275	428,114

From Unit Transactions:
Contributions	1,339,981	170,656	723,131	111,732	663,514	152,926
Withdrawals	(615,397)	(162,972)	(627,356)	(122,713)	(546,344)	(1,037,597)
Net transfers	111,358	7,397,236	15,944	4,856,292	(73,504)	4,674,846
Contract fees (Note 4)	(643)	—	(584)	—	(621)	—

Net Increase (Decrease) from unit transactions	835,299	7,404,920	111,135	4,845,311	43,045	3,790,175

NET INCREASE (DECREASE) IN NET ASSETS	1,850,238	8,165,637	796,584	5,314,314	559,320	4,218,289
NET ASSETS:
Beginning of Year	$8,165,637	$—	$5,314,314	$—	$4,218,289	$—

End of Year	$10,015,875	$8,165,637	$6,110,898	$5,314,314	$4,777,609	$4,218,289

Changes in Units:
Units outstanding, beginning of year	736,698	—	478,595	—	379,712	—

Units issued	199,359	778,335	75,264	491,876	65,220	477,671
Units redeemed	(129,583)	(41,637)	(65,891)	(13,281)	(63,632)	(97,959)

Net increase (decrease)	69,776	736,698	9,373	478,595	1,588	379,712

Units outstanding, end of year	806,474	736,698	487,968	478,595	381,300	379,712

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Freedom 2055 Portfolio		VIP Freedom 2060 Portfolio		VIP Index 500 Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$3,456	$15,291	$2,927	$10,829	$170,321	$884,246
Net realized gain (loss) on investments	91,888	2,071	37,924	4,002	2,520,132	288,722
Net change in unrealized appreciation (depreciation) on investments	81,255	100,934	78,615	72,821	17,293,607	6,801,769

Net Increase (Decrease) in net assets resulting from operations	176,599	118,296	119,466	87,652	19,984,060	7,974,737

From Unit Transactions:
Contributions	275,649	78,709	128,434	15,088	2,907,459	674,637
Withdrawals	(244,574)	(7,683)	(99,681)	(50,899)	(8,125,931)	(1,267,489)
Net transfers	(87,950)	1,151,996	40,769	879,240	(1,594,171)	80,466,420
Contract fees (Note 4)	(330)	—	(165)	—	(4,143)	—

Net Increase (Decrease) from unit transactions	(57,205)	1,223,022	69,357	843,429	(6,816,786)	79,873,568

NET INCREASE (DECREASE) IN NET ASSETS	119,394	1,341,318	188,823	931,081	13,167,274	87,848,305
NET ASSETS:
Beginning of Year	$1,341,318	$—	$931,081	$—	$87,848,305	$—

End of Year	$1,460,712	$1,341,318	$1,119,904	$931,081	$101,015,579	$87,848,305

Changes in Units:
Units outstanding, beginning of year	120,762	—	83,875	—	7,884,815	—

Units issued	27,764	121,704	19,662	88,614	863,094	8,345,828
Units redeemed	(31,891)	(942)	(14,133)	(4,739)	(1,408,039)	(461,013)

Net increase (decrease)	(4,127)	120,762	5,529	83,875	(544,945)	7,884,815

Units outstanding, end of year	116,635	120,762	89,404	83,875	7,339,870	7,884,815

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity				Goldman Sachs
	VIP Mid Cap Portfolio		VIP Value Strategies Portfolio		Goldman Sachs Government Money Market Fund
	2024	2023	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(292,805)	$39,206	$(2,559)	$32,078	$2,482,168	$347,985
Net realized gain (loss) on investments	29,154,323	6,073,025	514,228	113,633	—	—
Net change in unrealized appreciation (depreciation) on investments	(549,043)	16,946,152	(288,103)	216,410	—	—

Net Increase (Decrease) in net assets resulting from operations	28,312,475	23,058,383	223,566	362,121	2,482,168	347,985

From Unit Transactions:
Contributions	8,807,284	9,002,279	98,328	21,634	830,732	113,074
Withdrawals	(31,271,632)	(21,858,788)	(279,817)	(28,182)	(15,540,615)	(1,146,662)
Net transfers	(1,807,823)	(4,912,928)	(420,198)	3,016,380	(4,912,044)	55,494,279
Contract fees (Note 4)	(8,124)	(3,775)	(42)	—	(793)	—

Net Increase (Decrease) from unit transactions	(24,280,295)	(17,773,212)	(601,729)	3,009,832	(19,622,720)	54,460,691

NET INCREASE (DECREASE) IN NET ASSETS	4,032,180	5,285,171	(378,163)	3,371,953	(17,140,552)	54,808,676
NET ASSETS:
Beginning of Year	$176,408,920	$171,123,749	$3,371,953	$—	$54,808,676	$—

End of Year	$180,441,100	$176,408,920	$2,993,790	$3,371,953	$37,668,124	$54,808,676

Changes in Units:
Units outstanding, beginning of year	1,287,591	1,430,625	301,716	—	5,418,631	—

Units issued	260,270	308,076	19,699	305,933	3,149,189	5,562,362
Units redeemed	(418,739)	(451,110)	(73,838)	(4,217)	(4,987,941)	(143,731)

Net increase (decrease)	(158,469)	(143,034)	(54,139)	301,716	(1,838,752)	5,418,631

Units outstanding, end of year	1,129,122	1,287,591	247,577	301,716	3,579,879	5,418,631

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Goldman Sachs				Invesco
	Goldman Sachs Small Cap Equity Insights Fund		Goldman Sachs U.S. Equity Insights Fund		Invesco V.I. Main Street Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$52,390	$29,783	$11,707	$10,326	$(461,585)	$112,268
Net realized gain (loss) on investments	538,410	(1,031,254)	2,359,849	(522,064)	2,557,288	(92,044)
Net change in unrealized appreciation (depreciation) on investments	1,305,917	2,403,496	1,287,952	2,580,372	11,150,370	11,680,594

Net Increase (Decrease) in net assets resulting from operations	1,896,717	1,402,025	3,659,508	2,068,634	13,246,073	11,700,818

From Unit Transactions:
Contributions	1,568,917	1,692,542	2,776,618	2,073,399	3,822,664	3,653,801
Withdrawals	(2,430,854)	(903,746)	(2,971,543)	(1,225,380)	(10,288,925)	(9,063,740)
Net transfers	3,680,285	456,073	4,189,587	889,458	(1,037,274)	(860,693)
Contract fees (Note 4)	(244)	(124)	(260)	(133)	(3,039)	(1,546)

Net Increase (Decrease) from unit transactions	2,818,104	1,244,745	3,994,402	1,737,344	(7,506,574)	(6,272,178)

NET INCREASE (DECREASE) IN NET ASSETS	4,714,821	2,646,770	7,653,910	3,805,978	5,739,499	5,428,640
NET ASSETS:
Beginning of Year	$10,366,281	$7,719,511	$12,357,739	$8,551,761	$60,682,759	$55,254,119

End of Year	$15,081,102	$10,366,281	$20,011,649	$12,357,739	$66,422,258	$60,682,759

Changes in Units:
Units outstanding, beginning of year	770,140	680,065	775,509	660,467	716,245	799,446

Units issued	753,725	501,580	648,347	444,250	161,241	218,294
Units redeemed	(576,549)	(411,505)	(438,932)	(329,208)	(237,637)	(301,495)

Net increase (decrease)	177,176	90,075	209,415	115,042	(76,396)	(83,201)

Units outstanding, end of year	947,316	770,140	984,924	775,509	639,849	716,245

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Lincoln		Macquarie		MFS
	LVIP American Century Capital Appreciation Fund		Macquarie VIP Small Cap Value Series		MFS Mid Cap Value Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(2,511,364)	$(2,094,736)	$83,815	$63,219	$56,378	$111,464
Net realized gain (loss) on investments	26,329,495	212,792	(157,905)	(870,786)	369,511	67,494
Net change in unrealized appreciation (depreciation) on investments	41,841,409	53,373,025	1,342,089	1,973,112	758,557	861,794

Net Increase (Decrease) in net assets resulting from operations	65,659,540	51,491,081	1,267,999	1,165,545	1,184,446	1,040,752

From Unit Transactions:
Contributions	10,106,396	12,733,238	1,131,888	1,681,804	1,107,748	1,389,649
Withdrawals	(44,153,585)	(39,004,194)	(1,973,116)	(2,065,222)	(1,608,515)	(1,039,331)
Net transfers	(7,247,223)	(8,114,401)	(1,370,952)	(6,222,017)	408,768	(1,381,266)
Contract fees (Note 4)	(15,307)	(7,171)	(124)	(125)	(28)	(26)

Net Increase (Decrease) from unit transactions	(41,309,719)	(34,392,528)	(2,212,304)	(6,605,560)	(92,027)	(1,030,974)

NET INCREASE (DECREASE) IN NET ASSETS	24,349,821	17,098,553	(944,305)	(5,440,015)	1,092,419	9,778
NET ASSETS:
Beginning of Year	$289,160,915	$272,062,362	$14,510,667	$19,950,682	$9,341,861	$9,332,083

End of Year	$313,510,736	$289,160,915	$13,566,362	$14,510,667	$10,434,280	$9,341,861

Changes in Units:
Units outstanding, beginning of year	3,348,071	3,787,345	1,079,652	1,613,033	590,068	663,096

Units issued	550,232	715,657	377,035	461,223	274,283	294,952
Units redeemed	(974,163)	(1,154,931)	(543,717)	(994,604)	(282,012)	(367,980)

Net increase (decrease)	(423,931)	(439,274)	(166,682)	(533,381)	(7,729)	(73,028)

Units outstanding, end of year	2,924,140	3,348,071	912,970	1,079,652	582,339	590,068

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Neuberger Berman AMT		PIMCO		T. Rowe Price
	Sustainable Equity Portfolio		PIMCO Real Return Portfolio		T. Rowe Price Blue Chip Growth Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(94,615)	$(41,156)	$839,873	$1,131,365	$(2,969,475)	$(1,561,197)
Net realized gain (loss) on investments	1,481,972	532,984	(1,186,582)	(524,159)	45,404,515	8,818,882
Net change in unrealized appreciation (depreciation) on investments	2,655,439	2,561,524	951,498	723,876	84,837,928	115,691,565

Net Increase (Decrease) in net assets resulting from operations	4,042,796	3,053,352	604,789	1,331,082	127,272,968	122,949,250

From Unit Transactions:
Contributions	2,577,043	3,258,928	2,491,585	3,290,521	31,872,016	30,154,851
Withdrawals	(3,367,213)	(2,689,271)	(8,228,375)	(6,449,356)	(73,088,684)	(48,285,758)
Net transfers	2,226,319	605,711	1,971,631	792,584	11,314,433	20,406,056
Contract fees (Note 4)	(359)	(189)	(581)	(392)	(8,580)	(4,786)

Net Increase (Decrease) from unit transactions	1,435,790	1,175,179	(3,765,740)	(2,366,643)	(29,910,815)	2,270,363

NET INCREASE (DECREASE) IN NET ASSETS	5,478,586	4,228,531	(3,160,951)	(1,035,561)	97,362,153	125,219,613
NET ASSETS:
Beginning of Year	$15,387,518	$11,158,987	$42,521,070	$43,556,631	$381,352,174	$256,132,561

End of Year	$20,866,104	$15,387,518	$39,360,119	$42,521,070	$478,714,327	$381,352,174

Changes in Units:
Units outstanding, beginning of year	938,637	858,377	2,773,229	2,938,819	6,623,697	6,612,717

Units issued	591,046	516,427	897,484	814,754	1,969,378	2,559,347
Units redeemed	(510,121)	(436,167)	(1,143,762)	(980,344)	(2,417,104)	(2,548,367)

Net increase (decrease)	80,925	80,260	(246,278)	(165,590)	(447,726)	10,980

Units outstanding, end of year	1,019,562	938,637	2,526,951	2,773,229	6,175,971	6,623,697

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Vanguard
	Balanced Portfolio		Conservative Allocation Portfolio		Diversified Value Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$245,912	$(25,039)	$136,750	$(10,117)	$2,332,653	$1,896,154
Net realized gain (loss) on investments	1,371,529	23,350	309,931	7,470	17,787,934	11,414,114
Net change in unrealized appreciation (depreciation) on investments	905,715	1,388,684	7,268	554,049	13,696,911	29,107,388

Net Increase (Decrease) in net assets resulting from operations	2,523,156	1,386,995	453,949	551,402	33,817,498	42,417,656

From Unit Transactions:
Contributions	891,389	198,744	307,091	73,127	16,384,777	17,245,266
Withdrawals	(2,984,554)	(44,499)	(1,169,903)	(194,671)	(43,211,785)	(37,163,252)
Net transfers	(517,346)	17,997,481	(628,906)	7,503,072	(2,509,978)	(8,740,342)
Contract fees (Note 4)	(1,100)	—	(563)	—	(17,132)	(8,343)

Net Increase (Decrease) from unit transactions	(2,611,611)	18,151,726	(1,492,281)	7,381,528	(29,354,118)	(28,666,671)

NET INCREASE (DECREASE) IN NET ASSETS	(88,455)	19,538,721	(1,038,332)	7,932,930	4,463,380	13,750,985
NET ASSETS:
Beginning of Year	$19,538,721	$—	$7,932,930	$—	$249,971,733	$236,220,748

End of Year	$19,450,266	$19,538,721	$6,894,598	$7,932,930	$254,435,113	$249,971,733

Changes in Units:
Units outstanding, beginning of year	1,786,735	—	732,939	—	4,746,863	5,362,701

Units issued	144,336	1,825,130	90,028	761,028	1,098,350	1,277,618
Units redeemed	(364,550)	(38,395)	(223,771)	(28,089)	(1,608,876)	(1,893,456)

Net increase (decrease)	(220,214)	1,786,735	(133,743)	732,939	(510,526)	(615,838)

Units outstanding, end of year	1,566,521	1,786,735	599,196	732,939	4,236,337	4,746,863

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Vanguard
	International Portfolio		Mid-Cap Index Portfolio		Real Estate Index Portfolio
	2024	2023	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,555,428	$2,739,821	$111,410	$(44,532)	$1,399,596	$1,037,381
Net realized gain (loss) on investments	23,433,182	17,153,001	1,093,931	21,053	723,687	794,638
Net change in unrealized appreciation (depreciation) on investments	(67,520)	20,306,018	3,550,311	3,981,808	(55,492)	3,831,955

Net Increase (Decrease) in net assets resulting from operations	24,921,090	40,198,840	4,755,652	3,958,329	2,067,791	5,663,974

From Unit Transactions:
Contributions	16,830,934	18,622,844	584,365	157,245	5,922,836	6,757,522
Withdrawals	(53,938,802)	(44,011,546)	(2,119,978)	(408,729)	(9,702,773)	(8,594,246)
Net transfers	(6,813,950)	(4,122,617)	(1,243,517)	32,130,195	(2,252,592)	(3,594,694)
Contract fees (Note 4)	(6,733)	(3,772)	(649)	—	(916)	(566)

Net Increase (Decrease) from unit transactions	(43,928,551)	(29,515,091)	(2,779,779)	31,878,711	(6,033,445)	(5,431,984)

NET INCREASE (DECREASE) IN NET ASSETS	(19,007,461)	10,683,749	1,975,873	35,837,040	(3,965,654)	231,990
NET ASSETS:
Beginning of Year	$311,772,600	$301,088,851	$35,837,040	$—	$56,755,341	$56,523,351

End of Year	$292,765,139	$311,772,600	$37,812,913	$35,837,040	$52,789,687	$56,755,341

Changes in Units:
Units outstanding, beginning of year	6,090,465	6,701,718	3,200,009	—	2,533,330	2,802,006

Units issued	1,239,667	1,516,067	136,773	3,263,878	777,704	893,552
Units redeemed	(2,036,894)	(2,127,320)	(370,076)	(63,869)	(1,049,923)	(1,162,228)

Net increase (decrease)	(797,227)	(611,253)	(233,303)	3,200,009	(272,219)	(268,676)

Units outstanding, end of year	5,293,238	6,090,465	2,966,706	3,200,009	2,261,111	2,533,330

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Vanguard
	Small Company Growth Portfolio		Short-Term Investment - Grade Portfolio		Total Bond Market Index Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(47,573)	$(9,957)	$73,459	$(3,742)	$1,222,841	$917,074
Net realized gain (loss) on investments	139,690	10,581	22,143	1,030	(2,075,023)	(1,367,429)
Net change in unrealized appreciation (depreciation) on investments	711,541	1,156,523	21,852	87,217	1,077,996	2,955,443

Net Increase (Decrease) in net assets resulting from operations	803,658	1,157,147	117,454	84,505	225,814	2,505,088

From Unit Transactions:
Contributions	267,378	50,564	258,434	65,515	6,729,887	5,922,394
Withdrawals	(484,171)	(33,714)	(374,461)	(60,940)	(12,360,543)	(8,859,446)
Net transfers	(204,319)	6,987,754	500,227	2,829,370	13,126,649	7,002,387
Contract fees (Note 4)	(27)	—	(423)	—	(478)	(387)

Net Increase (Decrease) from unit transactions	(421,139)	7,004,604	383,777	2,833,945	7,495,515	4,064,948

NET INCREASE (DECREASE) IN NET ASSETS	382,519	8,161,751	501,231	2,918,450	7,721,329	6,570,036
NET ASSETS:
Beginning of Year	$8,161,751	$—	$2,918,450	$—	$55,586,280	$49,016,244

End of Year	$8,544,270	$8,161,751	$3,419,681	$2,918,450	$63,307,609	$55,586,280

Changes in Units:
Units outstanding, beginning of year	727,428	—	281,152	—	5,377,788	4,980,132

Units issued	37,768	752,991	115,354	290,483	3,219,585	2,702,632
Units redeemed	(73,888)	(25,563)	(78,946)	(9,331)	(2,509,477)	(2,304,976)

Net increase (decrease)	(36,120)	727,428	36,408	281,152	710,108	397,656

Units outstanding, end of year	691,308	727,428	317,560	281,152	6,087,896	5,377,788

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Vanguard		Victory
	Total International Stock Market Index Portfolio		Victory RS Small Cap Growth Equity VIP Series
	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$18,907	$(1,449)	$(45,541)	$(30,804)
Net realized gain (loss) on investments	33,241	8,813	(1,204,439)	(1,640,128)
Net change in unrealized appreciation (depreciation) on investments	(16,809)	89,143	1,896,653	2,566,771

Net Increase (Decrease) in net assets resulting from operations	35,339	96,507	646,673	895,839

From Unit Transactions:
Contributions	154,802	16,590	850,673	1,040,809
Withdrawals	(98,782)	(23,467)	(1,308,588)	(763,614)
Net transfers	(70,205)	967,445	(228,975)	793,320
Contract fees (Note 4)	(34)	—	(3)	(14)

Net Increase (Decrease) from unit transactions	(14,219)	960,568	(686,893)	1,070,502

NET INCREASE (DECREASE) IN NET ASSETS	21,120	1,057,075	(40,220)	1,966,341
NET ASSETS:
Beginning of Year	$1,057,075	$—	$6,123,828	$4,157,487

End of Year	$1,078,195	$1,057,075	$6,083,608	$6,123,828

Changes in Units:
Units outstanding, beginning of year	96,350	—	631,425	513,309

Units issued	24,093	108,709	393,201	465,185
Units redeemed	(25,858)	(12,359)	(460,930)	(347,069)

Net increase (decrease)	(1,765)	96,350	(67,729)	118,116

Units outstanding, end of year	94,585	96,350	563,696	631,425

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1. Organization

Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2024, Separate Account No. 2 consists of 71 distinct Subaccounts. Separate Account No. 2 includes the following Subaccounts as of December 31, 2024 and include financial information for the following years or periods:

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the
MoA Funds Corporation (“MoA Funds”):

MoA All America Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Equity Index Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA International Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Mid Cap Equity Index Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Mid Cap Value Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Small Cap Equity Index Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Small Cap Growth Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Small Cap Value Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Balanced Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Core Bond Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Intermediate Bond Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA US Government Money Market Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Aggressive Allocation Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Conservative Allocation Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Moderate Allocation Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Retirement Income Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2015 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

MoA Clear Passage 2020 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2025 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2030 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2035 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2040 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2045 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2050 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2055 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2060 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2065 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	For the period August 3, 2020 to December 31, 2020 and four years ended December 31, 2024

American Funds Insurance Series (“American Funds”):

The Bond Fund of America	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Managed Risk Growth-Income Fund	December 31, 2024	December 31, 2024	For the period to November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period to November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

New World Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Calvert Variable Series, Inc. (“Calvert”):

Calvert VP SRI Balanced Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

DFA Investment Dimensions Group Inc. (“DFA”):

Dimensional VA U.S. Targeted Value Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

Deutsche DWS Variable Series I (“DWS”):

DWS Capital Growth VIP	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Fidelity Investments Variable Insurance Products Funds (“Fidelity”):

VIP Asset Manager Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

VIP Contrafund Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

VIP Equity-Income Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

VIP Extended Market Index Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom Income Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2020 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2025 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2030 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2035 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2040 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

VIP Freedom 2045 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2050 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2055 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2060 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Index 500 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Mid Cap Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

VIP Value Strategies Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Goldman Sachs Variable Insurance Trust (“Goldman Sachs”):

Goldman Sachs Government Money Market Fund	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Goldman Sachs Small Cap Equity Insights Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Goldman Sachs U.S. Equity Insights Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”):

Invesco V.I. Main Street Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

Lincoln Variable Insurance Products Trust (“Lincoln”):

LVIP American Century Capital Appreciation Fund[2]	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Delaware VIP Trust (“Macquarie”):

Macquarie VIP Small Cap Value Series[3]	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MFS Variable Investment Trust III (“MFS”):

MFS Mid Cap Value Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Neuberger Berman Advisers Management Trust (“Neuberger Berman”):

Sustainable Equity Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

PIMCO Variable Insurance Trust (“PIMCO”):

PIMCO Real Return Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

T. Rowe Price Equity Series, Inc. (“T. Rowe Price”):

T. Rowe Price Blue Chip Growth Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Vanguard Variable Insurance Funds (“Vanguard”):

Balanced Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Conservative Allocation Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Diversified Value Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

International Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Mid-Cap Index Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Real Estate Index Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

[2]

The underlying fund of the subaccount, the VP Capital Appreciation Fund of former American Century Variable Portfolios combined into the LVIP American Century Capital Appreciation Fund, of the Lincoln Variable Insurance Products Trust, advised by Lincoln Financial Investments Corporation. The subaccount was renamed the LVIP American Century Capital Appreciation Fund effective, April 29, 2024.

[3]	Effective May 1, 2024, the underlying fund of the subaccount changed its name from Delaware VIP Small Cap Value Series

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

Small Company Growth Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Short-Term Investment - Grade Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Total Bond Market Index Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Total International Stock Market Index Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Victory Variable Insurance Funds (“Victory”):

Victory RS Small Cap Growth Equity VIP Series	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct. Separate Account No. 2 is subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission (SEC). The assets and liabilities of Separate Account No. 2 are clearly identified and distinguished from the Company’s other asset and liabilities.

2. Significant Accounting Policies

The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

2. Significant Accounting Policies (Continued)

transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).

As of December 31, 2024, management determined that the fair value inputs for all Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC and are valued at their closing net asset value as determined by the respective mutual fund, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2024:

Fund	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investment at Fair Value:
MoA Funds Corporation:
MoA All America Fund	$244,912,671	—	—	$244,912,671
MoA Equity Index Fund	$1,140,312,138	—	—	$1,140,312,138
MoA International Fund	$40,184,821	—	—	$40,184,821
MoA Mid Cap Equity Index Fund	$408,644,515	—	—	$408,644,515
MoA Mid Cap Value Fund	$56,427,870	—	—	$56,427,870
MoA Small Cap Equity Index Fund	$36,201,013	—	—	$36,201,013
MoA Small Cap Growth Fund	$192,337,944	—	—	$192,337,944
MoA Small Cap Value Fund	$138,228,394	—	—	$138,228,394
MoA Balanced Fund	$170,535,658	—	—	$170,535,658
MoA Core Bond Fund	$143,110,281	—	—	$143,110,281
MoA Intermediate Bond Fund	$69,766,867	—	—	$69,766,867
MoA US Government Money Market Fund	$137,013,613	—	—	$137,013,613
MoA Aggressive Allocation Fund	$250,360,870	—	—	$250,360,870
MoA Conservative Allocation Fund	$105,381,820	—	—	$105,381,820
MoA Moderate Allocation Fund	$294,864,920	—	—	$294,864,920
MoA Retirement Income Fund	$93,470,063	—	—	$93,470,063
MoA Clear Passage 2015 Fund	$72,691,768	—	—	$72,691,768
MoA Clear Passage 2020 Fund	$268,550,411	—	—	$268,550,411
MoA Clear Passage 2025 Fund	$615,443,525	—	—	$615,443,525
MoA Clear Passage 2030 Fund	$755,845,628	—	—	$755,845,628
MoA Clear Passage 2035 Fund	$721,678,569	—	—	$721,678,569
MoA Clear Passage 2040 Fund	$649,218,295	—	—	$649,218,295
MoA Clear Passage 2045 Fund	$678,186,506	—	—	$678,186,506
MoA Clear Passage 2050 Fund	$530,127,577	—	—	$530,127,577
MoA Clear Passage 2055 Fund	$295,744,219	—	—	$295,744,219
MoA Clear Passage 2060 Fund	$162,659,528	—	—	$162,659,528
MoA Clear Passage 2065 Fund	$60,816,832	—	—	$60,816,832

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

2. Significant Accounting Policies (Continued)

Fund	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
American Funds Insurance Series:
Bond Fund of America — Class “1”	$6,602,154	—	—	$6,602,154
Managed Risk Growth-Income Fund — Class “1”	$5,294,002	—	—	$5,294,002
New World Fund — Class “1”	$18,082,352	—	—	$18,082,352
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio — Class “I”	$156,549,995	—	—	$156,549,995
DFA Investment Dimensions Group Inc.
Dimensional VA U.S. Targeted Value Portfolio	$6,432,649	—	—	$6,432,649
Deutsche DWS Variable Series I:
DWS Capital Growth VIP — Class “A”	$548,467,630	—	—	$548,467,630
Fidelity Investments Variable Insurance Products Funds:
VIP Asset Manager — “Initial” Class	$118,778,032	—	—	$118,778,032
VIP Contrafund — “Initial” Class	$947,345,954	—	—	$947,345,954
VIP Equity-Income — “Initial” Class	$276,509,394	—	—	$276,509,394
VIP Extended Market Index — “Initial” Class	$1,525,534	—	—	$1,525,534
VIP Freedom Income Portfolio — “Initial” Class	$8,161,945	—	—	$8,161,945
VIP Freedom 2020 Portfolio — “Initial” Class	$12,803,576	—	—	$12,803,576
VIP Freedom 2025 Portfolio — “Initial” Class	$20,933,643	—	—	$20,933,643
VIP Freedom 2030 Portfolio — “Initial” Class	$19,432,453	—	—	$19,432,453
VIP Freedom 2035 Portfolio — “Initial” Class	$12,191,833	—	—	$12,191,833
VIP Freedom 2040 Portfolio — “Initial” Class	$10,015,892	—	—	$10,015,892
VIP Freedom 2045 Portfolio — “Initial” Class	$6,110,895	—	—	$6,110,895
VIP Freedom 2050 Portfolio — “Initial” Class	$4,777,626	—	—	$4,777,626
VIP Freedom 2055 Portfolio — “Initial” Class	$1,460,725	—	—	$1,460,725
VIP Freedom 2060 Portfolio — “Initial” Class	$1,119,916	—	—	$1,119,916
VIP Index 500 Portfolio — “Initial” Class	$101,028,684	—	—	$101,028,684
VIP Mid Cap — “Initial” Class	$180,455,248	—	—	$180,455,248
VIP Value Strategies Portfolio — “Initial” Class	$2,993,799	—	—	$2,993,799
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund — Class “I”	$37,660,893	—	—	$37,660,893
Goldman Sachs Small Cap Equity Insights Fund
— Class “I”	$15,081,169	—	—	$15,081,169
Goldman Sachs U.S. Equity Insights Fund— Class “I”	$20,012,902	—	—	$20,012,902
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”):
Invesco V.I. Main Street Fund — Series “I” Shares	$66,426,678	—	—	$66,426,678
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund — “Standard” Class	$313,520,841	—	—	$313,520,841
Delaware VIP Trust:
Macquarie VIP Small Cap Value Series — “Standard” Class	$13,566,536	—	—	$13,566,536
MFS Variable Investment Trust III:
MFS Mid Cap Value Portfolio — “Initial” Class	$10,434,074	—	—	$10,434,074
Neuberger Berman Advisers Management Trust:
Sustainable Equity Portfolio — Class “I”	$20,866,222	—	—	$20,866,222
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio — “Institutional” Class	$39,311,962	—	—	$39,311,962
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio — “Portfolio” Class	$478,723,237	—	—	$478,723,237

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

2. Significant Accounting Policies (Continued)

Fund	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Vanguard Variable Insurance Funds:
Balanced Portfolio	$19,450,288	—	—	$19,450,288
Conservative Allocation Portfolio	$6,894,596	—	—	$6,894,596
Diversified Value Portfolio	$254,446,949	—	—	$254,446,949
International Portfolio	$292,802,408	—	—	$292,802,408
Mid-Cap Index Portfolio	$37,812,938	—	—	$37,812,938
Real Estate Index Portfolio	$52,790,596	—	—	$52,790,596
Small Company Growth Portfolio	$8,544,297	—	—	$8,544,297
Short-Term Investment — Grade Portfolio	$3,419,693	—	—	$3,419,693
Total Bond Market Index Portfolio	$63,310,386	—	—	$63,310,386
Total International Stock Market Index Portfolio	$1,078,202	—	—	$1,078,202
Victory Variable Insurance Funds:
Victory RS Small Cap Growth Equity VIP Series — Class “I”	$6,062,727	—	—	$6,062,727

Investment Valuation — Investments are made in shares of MoA Funds Corporation, American Funds, Calvert, DFA, DWS, Fidelity, Goldman Sachs, Invesco, Macquarie, MFS, Neuberger Berman, PIMCO, T. Rowe Price, Vanguard and Victory (“Underlying Funds”), and are fair valued based on the reported closing net asset values of the respective funds or portfolios, which in turn value their investments at fair value.

Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.

Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.

Segment Reporting

In this reporting period, the Subaccounts of the Separate Account 2 adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Subaccounts’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

2. Significant Accounting Policies (Continued)

activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

An executive committee of the Company acts as the Subaccounts’ CODM. Since its inception, each Subaccount has represented a single operating segment, as the CODM monitors the operating results of each Subaccount of Separate Account No. 2 individually and as a whole and each Subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the prospectus of the underlying fund of that Subaccount, based on a defined investment strategy which is executed by the respective underlying fund’s portfolio managers as a team. The financial information in the form of the Subaccount’s investment, expense ratios, net increase (decrease) in net assets resulting from operations on the respective statement of operations and other information about the Subaccounts’ performance, including total return within the respective financial highlights schedule, which are used by the CODM to assess the segment’s performance versus the Subaccount’s comparative benchmarks and to make resource allocation decisions for the Subaccount’s single segment, is consistent with that presented within the Subaccounts’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statements of operations.

3. Investments

The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share on December 31, 2024, were as follows:

Fund	Number of Shares	Net Asset Value per Share
MoA Funds Corporation:
MoA All America Fund	10,620,671	$23.06
MoA Equity Index Fund	17,103,827	$66.67
MoA International Fund	4,835,719	$8.31
MoA Mid Cap Equity Index Fund	19,533,677	$20.92
MoA Mid Cap Value Fund	3,305,675	$17.07
MoA Small Cap Equity Index Fund	3,441,161	$10.52
MoA Small Cap Growth Fund	13,967,897	$13.77
MoA Small Cap Value Fund	9,532,993	$14.50
MoA Balanced Fund	8,392,503	$20.32
MoA Core Bond Fund	11,807,779	$12.12
MoA Intermediate Bond Fund	7,305,431	$9.55
MoA US Government Money Market Fund	137,013,613	$1.00
MoA Aggressive Allocation Fund	16,701,859	$14.99

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Number of Shares	Net Asset Value per Share
MoA Conservative Allocation Fund	9,219,757	$11.43
MoA Moderate Allocation Fund	21,955,690	$13.43
MoA Retirement Income Fund	8,435,926	$11.08
MoA Clear Passage 2015 Fund	8,403,673	$8.65
MoA Clear Passage 2020 Fund	25,946,900	$10.35
MoA Clear Passage 2025 Fund	51,031,801	$12.06
MoA Clear Passage 2030 Fund	56,532,956	$13.37
MoA Clear Passage 2035 Fund	51,328,490	$14.06
MoA Clear Passage 2040 Fund	45,655,295	$14.22
MoA Clear Passage 2045 Fund	48,200,889	$14.07
MoA Clear Passage 2050 Fund	28,952,899	$18.31
MoA Clear Passage 2055 Fund	20,050,455	$14.75
MoA Clear Passage 2060 Fund	12,817,930	$12.69
MoA Clear Passage 2065 Fund	4,621,340	$13.16
American Funds Insurance Series:
Bond Fund of America — Class “1”	712,207	$9.27
Managed Risk Growth-Income Fund — Class “1”	368,920	$14.35
New World Fund — Class “1”	678,003	$26.67
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio — Class “I”	57,135,035	$2.74
DFA Investment Dimensions Group Inc.
Dimensional VA U.S. Targeted Value Portfolio	285,009	$22.57
Deutsche DWS Variable Series I:
DWS Capital Growth VIP — Class “A”	12,473,678	$43.97
Fidelity Investments Variable Insurance Products Funds:
VIP Asset Manager — “Initial” Class	7,220,549	$16.45
VIP Contrafund — “Initial” Class	16,350,465	$57.94
VIP Equity-Income — “Initial” Class	10,398,999	$26.59
VIP Extended Market Index — “Initial” Class	106,309	$14.35
VIP Freedom Income Portfolio — “Initial” Class	739,977	$11.03
VIP Freedom 2020 Portfolio — “Initial” Class	1,008,156	$12.70
VIP Freedom 2025 Portfolio — “Initial” Class	1,307,536	$16.01
VIP Freedom 2030 Portfolio — “Initial” Class	1,185,629	$16.39
VIP Freedom 2035 Portfolio — “Initial” Class	436,983	$27.90

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Number of Shares	Net Asset Value per Share
VIP Freedom 2040 Portfolio — “Initial” Class	366,882	$27.30
VIP Freedom 2045 Portfolio — “Initial” Class	219,737	$27.81
VIP Freedom 2050 Portfolio — “Initial” Class	190,420	$25.09
VIP Freedom 2055 Portfolio — “Initial” Class	103,892	$14.06
VIP Freedom 2060 Portfolio — “Initial” Class	80,686	$13.88
VIP Index 500 Portfolio — “Initial” Class	177,393	$569.52
VIP Mid Cap — “Initial” Class	4,804,453	$37.56
VIP Value Strategies Portfolio — “Initial” Class	193,024	$15.51
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund—Class “I”	37,660,893	$1.00
Goldman Sachs Small Cap Equity Insights Fund— Class “I”	1,122,111	$13.44
Goldman Sachs U.S. Equity Insights Fund— Class “I”	923,104	$21.68
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”):
Invesco V.I. Main Street Fund — Series “I” Shares	3,254,614	$20.41
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund — “Standard” Class	18,125,735	$17.30
Delaware VIP Trust:
Macquarie VIP Small Cap Value Series — “Standard” Class	335,142	$40.48
MFS Variable Investment Trust III:
MFS Mid Cap Value Portfolio — “Initial” Class	985,276	$10.59
Neuberger Berman Advisers Management Trust:
Sustainable Equity Portfolio — Class “I”	522,570	$39.93
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio — “Institutional” Class	3,415,462	$11.51
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio — “Portfolio” Class	7,966,770	$60.09

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Number of Shares	Net Asset Value per Share
Vanguard Variable Insurance Funds:
Balanced Portfolio	785,236	$24.77
Conservative Allocation Portfolio	276,558	$24.93
Diversified Value Portfolio	15,282,099	$16.65
International Portfolio	11,437,594	$25.60
Mid-Cap Index Portfolio	1,408,828	$26.84
Real Estate Index Portfolio	4,496,644	$11.74
Small Company Growth Portfolio	437,944	$19.51
Short-Term Investment—Grade Portfolio	328,186	$10.42
Total Bond Market Index Portfolio	6,052,618	$10.46
Total International Stock Market Index Portfolio	50,430	$21.38
Victory Variable Insurance Funds:
Victory RS Small Cap Growth Equity VIP Series — Class “I”	567,140	$10.69

The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2024, were as follows:

Fund	Cost of investment purchases	Proceeds from sales of investments
MoA Funds:
MoA All America Fund	$28,067,681	$35,681,058
MoA Equity Index Fund	$116,400,330	$138,692,162
MoA International Fund	$6,568,924	$5,148,334
MoA Mid Cap Equity Index Fund	$39,670,671	$74,114,275
MoA Mid Cap Value Fund	$4,336,979	$12,445,680
MoA Small Cap Equity Index Fund	$7,269,340	$5,827,147
MoA Small Cap Growth Fund	$3,793,197	$34,402,833
MoA Small Cap Value Fund	$9,499,649	$25,828,256
MoA Balanced Fund	$18,423,517	$22,128,155
MoA Core Bond Fund	$10,487,699	$25,030,046
MoA Intermediate Bond Fund	$7,845,922	$14,293,625
MoA US Government Money Market Fund	$56,877,005	$34,329,934
MoA Aggressive Allocation Fund	$25,332,067	$38,644,633
MoA Conservative Allocation Fund	$10,694,702	$16,044,666
MoA Moderate Allocation Fund	$29,924,197	$41,059,024
MoA Retirement Income Fund	$12,595,697	$17,449,520
MoA Clear Passage 2015 Fund	$10,418,959	$15,466,870
MoA Clear Passage 2020 Fund	$20,322,758	$50,992,724

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Cost of investment purchases	Proceeds from sales of investments
MoA Clear Passage 2025 Fund	$66,306,851	$100,541,118
MoA Clear Passage 2030 Fund	$81,823,784	$77,379,263
MoA Clear Passage 2035 Fund	$97,845,645	$63,377,039
MoA Clear Passage 2040 Fund	$88,590,804	$42,731,490
MoA Clear Passage 2045 Fund	$83,338,552	$47,911,023
MoA Clear Passage 2050 Fund	$63,265,947	$36,660,355
MoA Clear Passage 2055 Fund	$48,411,416	$19,351,014
MoA Clear Passage 2060 Fund	$35,753,409	$10,222,088
MoA Clear Passage 2065 Fund	$22,686,961	$2,614,634
American Funds:
The Bond Fund of America	$1,596,083	$872,881
Managed Risk Growth-Income Fund	$697,767	$975,997
New World Fund	$2,247,415	$3,503,048
Calvert:
Calvert VP SRI Balanced Portfolio	$8,870,424	$21,432,477
DFA:
Dimensional VA U.S. Targeted Value Portfolio	$828,229	$818,211
DWS:
DWS Capital Growth VIP	$49,312,396	$75,765,430
Fidelity:
VIP Asset Manager Portfolio	$8,778,258	$23,679,980
VIP Contrafund Portfolio	$118,479,083	$126,579,939
VIP Equity-Income Portfolio	$25,903,376	$38,457,756
VIP Extended Market Index Portfolio	$216,385	$1,387,002
VIP Freedom Income Portfolio	$419,852	$962,264
VIP Freedom 2020 Portfolio	$980,812	$2,000,189
VIP Freedom 2025 Portfolio	$1,869,665	$4,215,406
VIP Freedom 2030 Portfolio	$3,905,348	$2,124,248
VIP Freedom 2035 Portfolio	$2,897,290	$1,865,718
VIP Freedom 2040 Portfolio	$2,489,093	$1,456,691
VIP Freedom 2045 Portfolio	$1,007,694	$774,434
VIP Freedom 2050 Portfolio	$867,120	$720,978
VIP Freedom 2055 Portfolio	$375,593	$403,270
VIP Freedom 2060 Portfolio	$232,676	$140,461
VIP Index 500 Portfolio	$6,737,816	$13,311,882
VIP Mid Cap Portfolio	$27,512,363	$29,242,100
VIP Value Strategies Portfolio	$831,270	$1,007,902

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Cost of investment purchases	Proceeds from sales of investments
Goldman Sachs:
Goldman Sachs Government Money Market Fund	$34,635,672	$51,782,692
Goldman Sachs Small Cap Equity Insights Fund	$8,420,820	$4,391,755
Goldman Sachs U.S. Equity Insights Fund	$9,763,775	$3,117,131
Invesco:
Invesco V.I. Main Street Fund	$8,322,578	$9,886,040
Lincoln:
LVIP American Century Capital Appreciation Fund	$21,270,948	$47,120,456
Macquarie:
Macquarie VIP Small Cap Value Series	$3,236,092	$4,849,680
MFS:
MFS Mid Cap Value Portfolio	$2,771,171	$2,401,589
Neuberger Berman AMT:
Sustainable Equity Portfolio	$6,885,369	$4,625,510
PIMCO:
PIMCO Real Return Portfolio	$5,947,741	$8,864,385
T. Rowe Price:
T. Rowe Price Blue Chip Growth Portfolio	$37,903,921	$51,208,824
Vanguard:
Balanced Portfolio	$2,437,147	$3,796,207
Conservative Allocation Portfolio	$814,807	$1,985,378
Diversified Value Portfolio	$24,300,677	$36,253,444
International Portfolio	$18,639,390	$50,728,851
Mid-Cap Index Portfolio	$1,833,654	$4,068,389
Real Estate Index Portfolio	$5,930,490	$9,082,845
Small Company Growth Portfolio	$319,422	$788,110
Short-Term Investment - Grade Portfolio	$1,138,489	$681,244
Total Bond Market Index Portfolio	$18,903,389	$10,162,874
Total International Stock Market Index Portfolio	$275,461	$265,539
Victory:
Victory RS Small Cap Growth Equity VIP Series	$2,041,327	$2,793,180

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

4. Expenses

The following charges are made by the Company from the value of net assets of the funds:

Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of each Subaccount. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .70% for Standard Units; at an annual rate of 1.40% for Inactive Units; and at an annual rate of .50% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Prior to May 1, 2024, administrative charges were at an annual rate of .35% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

The Administrative Charge for the American Funds Managed Risk Growth-Income Fund, Fidelity VIP Freedom 2030, 2035, 2040, 2045, 2050, 2055, and 2060 Portfolios have been reduced by amounts equal to the difference between its predecessor and its replacement fund as part of the November 3, 2023 substitution.

Distribution Expense Charges — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of.35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; at an annual rate of .35% for Inactive Units; and at an annual rate of .50% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts. Prior to May 1, 2024, distribution charges were at an annual rate of .35% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Expense Risk Fee — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. These fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units, Inactive Units and Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Prior to May 1, 2024, total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were deducted at an annual rate of .90%.

Prior to May 1, 2024, these fees were subject to reduction as noted in Note 5 Financial Highlights for all plans with assets in the MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series.

Total assets in Separate Accounts plans are combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

4. Expenses (Continued)

eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums using the online retirement system provided by Mutual of America or a subsidiary. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:

Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million

The Separate Account charges for a Contract funding an Inactive Plan are 1.95%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contract holder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.

Administrative charges, distribution expense charges, and expense risk fee are included in “Expenses” in the Statement of Operations.

Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.

Annual Separate Account expenses are summarized, as follows:

	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee	Tier 4 Reduced Fee	Tier 5 Reduced Fee	Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk Fee	.20%	.15%	.15%	.15%	.20%	.20%	.20%
Administrative Charges	.70%	.05%	.10%	.15%	.20%	.40%	1.40%
Distribution Expense Charges	.55%	.05%	.10%	.15%	.20%	.35%	.35%

Total Separate Account Annual Expenses	1.45%	.25%	.35%	.45%	.60%	.95%	1.95%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

4. Expenses (Continued)

Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units, after May 1, 2024 are summarized, as follows:

Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk Fee	.20%
Administrative Charges	.50%
Distribution Expense Charges	.50%

Total Separate Account Annual Expenses	1.20%

The Company reduces the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.

National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:

	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.45%	1.45%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

4. Expenses (Continued)

A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.

5. Financial Highlights

Disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements of Separate Account No. 2 as follows.

Separate Account No. 2 sells various variable annuity products funded by the Subaccounts. Each product has a unique combination of features and fees that are charged against the contract-owner’s account balance and the resulting differences in fees structures results in various unit values, expense ratios and total returns.

The following schedule shows the range of the lowest and highest expense ratio and the related unit values and total returns for each Subaccount for each of the past five years ending December 31, as applicable. Only products for each Subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. Units outstanding and net assets disclosed in the table below represent amounts in accumulation for the Subaccount.

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
MoA All America Fund	2024	6,222	$35.819 - $42.893	$244,906	0.25% - 1.95%	0.94%	16.80% -18.82%
	2023	7,077	$30.666 - $36.100	$236,657	0.25% -1.95%	1.12%	18.28% -20.03%
	2022	7,909	$25.927 - $30.075	$221,305	0.25% -1.65%	1.04%	-19.04% - 17.90%
	2021	8,546	$32.025 - $36.634	$293,155	0.25% -1.65%	0.74%	24.99% - 26.75%
	2020	9,130	$25.623 - $28.903	$248,457	0.25% - 1.65%	2.66%	14.87% - 16.49%
MoA Equity Index Fund	2024	65,998	$15.360 - $18.392	$1,140,104	0.25% - 1.95%	1.28%	22.41% - 24.51%
	2023	73,101	$12.548 - $14.771	$1,019,387	0.25% - 1.95%	1.52%	23.97% - 25.80%
	2022	78,430	$10.122 - $11.741	$872,098	0.25% - 1.65%	1.44%	-19.58%- -18.45%
	2021	80,981	$12.588 - $14.398	$1,109,614	0.25% - 1.65%	1.21%	26.42% - 28.20%
	2020	82,173	$9.957 - $11.231	$880,007	0.25% - 1.65%	3.44%	16.27% -17.91%
MoA International Fund	2024	27,326	$1.291 - $1.531	$40,187	0.25% - 1.95%	3.79%	3.20% - 4.93%
	2023	27,312	$1.251 - $1.459	$38,365	0.25% - 1.95%	5.48%	17.51% - 19.25%
	2022	25,684	$1.065 - $1.224	$30,288	0.25% - 1.65%	2.77%	-12.54% - 11.31%
	2021	23,217	$1.217 - $1.380	$31,011	0.25% - 1.65%	1.63%	8.57% - 10.10%
	2020	23,185	$1.121 - $1.253	$28,158	0.25% - 1.65%	4.59%	6.42% - 7.92%
MoA Mid Cap Equity Index Fund	2024	47,415	$7.684 - $9.201	$408,639	0.25% -1.95%	1.48%	11.56% - 13.48%
	2023	55,680	$6.888 - $8.108	$425,603	0.25% - 1.95%	1.39%	14.27% - 15.96%
	2022	62,157	$6.028 - $6.992	$411,528	0.25% - 1.65%	1.41%	-14.68% - 13.48%
	2021	65,798	$7.065 - $8.081	$506,144	0.25% - 1.65%	1.11%	22.57% - 24.30%
	2020	68,874	$5.764 - $6.501	$427,196	0.25% - 1.65%	2.79%	11.64% - 13.21%
MoA Mid Cap Value Fund	2024	15,838	$3.157 - $3.781	$56,427	0.25% - 1.95%	1.36%	8.64% - 10.52%
	2023	19,069	$2.906 - $3.421	$61,861	0.25% - 1.95%	1.21%	5.13% - 6.69%
	2022	22,966	$2.764 - $3.207	$70,020	0.25% - 1.65%	1.67%	-12.13% - 10.89%
	2021	22,824	$3.146 - $3.598	$78,400	0.25% - 1.65%	0.80%	32.15% - 34.01%
	2020	19,378	$2.380 - $2.685	$49,903	0.25% - 1.65%	4.48%	1.14% - 2.57%
MoA Small Cap Equity Index Fund	2024	2,505	$13.465 - $14.805	$36,201	0.25% - 1.95%	1.63%	6.43% - 8.28%
	2023	2,524	$12.651 - $13.673	$33,825	0.25% - 1.95%	1.61%	13.89% - 15.58%
	2022	2,588	$11.108 - $11.830	$30,067	0.25% - 1.65%	1.14%	-17.67% -16.52%
	2021	2,701	$13.492 - $14.171	$37,758	0.25% - 1.65%	1.29%	24.49% - 26.24%
	2020	1,449	$10.838 - $11.225	$16,107	0.25% - 1.65%	0.86%	8.81% - 10.34%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
MoA Small Cap Growth Fund	2024	48,804	$3.524 - $4.221	$192,333	0.25% - 1.95%	— %	7.77% - 9.66%
	2023	57,270	$3.270 - $3.849	$207,279	0.25% - 1.95%	— %	13.66% - 15.34%
	2022	63,075	$2.877 - $3.337	$198,669	0.25% - 1.65%	— %	-29.50% - 28.50%
	2021	67,367	$4.080 - $4.668	$298,345	0.25% - 1.65%	0.03%	8.51% - 10.04%
	2020	71,258	$3.760 - $4.242	$287,607	0.25% - 1.65%	0.41%	40.96% - 42.95%
MoA Small Cap Value Fund	2024	40,420	$3.068 - $3.674	$138,227	0.25% - 1.95%	1.18%	9.14% - 11.00%
	2023	47,628	$2.811 - $3.310	$147,918	0.25% - 1.95%	1.57%	7.72% - 9.31%
	2022	54,551	$2.610 - $3.028	$155,783	0.25% - 1.65%	1.15%	-11.29% - 10.04%
	2021	57,431	$2.942 - $3.366	$183,321	0.25% - 1.65%	0.60%	30.12% - 31.96%
	2020	56,108	$2.261 - $2.551	$136,167	0.25% - 1.65%	3.31%	-5.58% - -4.25%
MoA Balanced Fund	2024	9,233	$16.626 - $19.908	$170,530	0.25% - 1.95%	2.09%	15.27% - 17.26%
	2023	10,193	$14.423 - $16.977	$161,528	0.25% - 1.95%	2.11%	13.11% - 14.79%
	2022	11,209	$12.751 - $14.790	$155,416	0.25% - 1.65%	1.87%	-13.42% - 12.20%
	2021	11,897	$14.727 - $16.845	$188,801	0.25% - 1.65%	1.57%	14.52% - 16.14%
	2020	12,205	$12.859 - $14.504	$167,136	0.25% - 1.65%	4.06%	9.94% - 11.49%
MoA Core Bond Fund	2024	21,480	$5.884 - $7.046	$143,098	0.25% - 1.95%	3.83%	-0.79% - 0.92%
	2023	24,400	$5.931 - $6.982	$161,789	0.25% - 1.95%	2.93%	3.23% - 4.76%
	2022	26,682	$5.745 - $6.665	$169,657	0.25% - 1.65%	2.21%	-14.15% - 12.95%
	2021	28,723	$6.693 - $7.656	$210,823	0.25% - 1.65%	1.83%	-4.11% -2 .76%
	2020	32,025	$6.980 - $7.873	$241,942	0.25% - 1.65%	4.55%	4.66% - 6.13%
MoA Intermediate Bond Fund	2024	26,514	$2.324 - $2.783	$69,744	0.25% - 1.95%	3.67%	0.78% - 2.50%
	2023	29,854	$2.306 - $2.715	$76,939	0.25% - 1.95%	2.29%	2.84% - 4.36%
	2022	32,056	$2.242 - $2.601	$79,588	0.25% - 1.65%	1.41%	-9.17% - 7.89%
	2021	33,335	$2.469 - $2.824	$90,162	0.25% - 1.65%	1.30%	-3.62% - 2.26%
	2020	35,579	$2.562 - $2.889	$98,633	0.25% - 1.65%	3.48%	3.33% - 4.79%
MoA US Government Money Market Fund	2024	51,013	$2.394 - $2.867	$136,986	0.25% -1.95%	5.02%	3.06% -4.86%
	2023	44,356	$2.323 -$2.734	$114,519	0.25% -1.95%	4.73%	3.20% -4.73%
	2022	25,361	$2.251 -$2.611	$63,016	0.25% -1.65%	1.42%	-0.34% -1.06%
	2021	19,652	$2.258 -$2.584	$48,530	0.25% -1.65%	—%	-1.80% - -0.42%
	2020	21,297	$2.300 -$2.595	$53,076	0.25% -1.65%	4.22%	-1.36% -0.03%
MoA Aggressive Allocation Fund	2024	48,764	$4.529 -$5.423	$250,355	0.25% -1.95%	2.40%	11.03% -12.96%
	2023	55,396	$4.079 -$4.801	$252,977	0.25% -1.95%	2.27%	15.51% -17.22%
	2022	59,336	$3.531 -$4.096	$231,869	0.25% -1.65%	1.79%	-16.67% - -15.50%
	2021	61,315	$4.238 -$4.847	$284,881	0.25% -1.65%	1.91%	16.34% -17.98%
	2020	62,482	$3.642 -$4.108	$246,552	0.25% -1.65%	5.55%	11.86% -13.44%
MoA Conservative Allocation Fund	2024	39,881	$2.334 -$2.795	$105,365	0.25% -1.95%	3.02%	5.99% -7.83%
	2023	44,023	$2.202 -$2.592	$108,118	0.25% -1.95%	2.29%	9.33% -10.95%
	2022	49,787	$2.014 -$2.336	$110,642	0.25% -1.65%	1.61%	-13.87% - -12.66%
	2021	53,839	$2.338 -$2.675	$137,749	0.25% -1.65%	1.52%	6.05% -7.55%
	2020	54,753	$2.205 -$2.487	$130,508	0.25% -1.65%	5.91%	7.53% -9.05%
MoA Moderate Allocation Fund	2024	73,930	$3.511 -$4.204	$294,841	0.25% -1.95%	2.72%	9.11% -10.98%
	2023	82,999	$3.218 -$3.788	$299,302	0.25% -1.95%	2.29%	13.37% -15.05%
	2022	91,773	$2.839 -$3.292	$288,523	0.25% -1.65%	1.72%	-15.31% -14.12%
	2021	96,777	$3.352 -$3.834	$355,568	0.25% -1.65%	1.73%	12.33% -13.91%
	2020	99,023	$2.984 -$3.366	$319,873	0.25% -1.65%	5.81%	9.84% -11.39%
MoA Retirement Income Fund	2024	46,884	$1.755 -$2.082	$93,440	0.25% -1.95%	3.56%	5.15% -6.93%
	2023	51,648	$1.669 -$1.947	$96,641	0.25% -1.95%	2.36%	8.03% -9.64%
	2022	60,676	$1.545 -$1.776	$103,709	0.25% -1.65%	1.55%	-12.50% - -11.27%
	2021	63,060	$1.766 -$2.001	$121,931	0.25% -1.65%	1.33%	3.95% -5.42%
	2020	61,936	$1.699 -$1.899	$113,625	0.25% -1.65%	5.80%	5.83% -7.33%
MoA Clear Passage 2015 Fund	2024	34,813	$1.857 -$2.203	$72,681	0.25% -1.95%	3.01%	5.45% -7.31%
	2023	39,528	$1.761 -$2.053	$77,258	0.25% -1.95%	2.38%	8.67% -10.28%
	2022	44,031	$1.620 -$1.862	$78,455	0.25% -1.65%	1.50%	-13.62% - -12.41%
	2021	49,193	$1.876 -$2.126	$100,516	0.25% -1.65%	1.44%	6.11% -7.61%
	2020	52,622	$1.768 -$1.976	$100,205	0.25% -1.65%	5.76%	5.89% -7.38%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
MoA Clear Passage 2020 Fund	2024	118,755	$1.993 -$2.364	$268,519	0.25% -1.95%	2.99%	6.01% -7.85%
	2023	139,576	$1.880 -$2.192	$293,750	0.25% -1.95%	2.47%	9.93% -11.56%
	2022	164,486	$1.710 -$1.965	$311,223	0.25% -1.65%	1.65%	-14.48% - -13.28%
	2021	183,660	$2.000 -$2.266	$402,579	0.25% -1.65%	1.60%	8.01% -9.53%
	2020	195,875	$1.851 -$2.069	$392,629	0.25% -1.65%	5.74%	7.33% -8.84%
MoA Clear Passage 2025 Fund	2024	241,457	$2.235 -$2.652	$615,411	0.25% -1.95%	2.84%	7.56% -9.45%
	2023	272,367	$2.078 -$2.423	$635,796	0.25% -1.95%	2.49%	11.66% -13.31%
	2022	296,488	$1.861 -$2.138	$612,175	0.25% -1.65%	1.70%	-14.97% -13.77%
	2021	303,485	$2.188 -$2.480	$729,685	0.25% -1.65%	1.69%	10.13% -11.68%
	2020	295,246	$1.987 -$2.221	$636,092	0.25% -1.65%	5.57%	8.46% -9.99%
MoA Clear Passage 2030 Fund	2024	264,426	$2.503 -$2.969	$755,763	0.25% -1.95%	2.67%	9.02% -10.87%
	2023	280,898	$2.296 -$2.678	$725,840	0.25% -1.95%	2.46%	13.29% -14.97%
	2022	283,561	$2.027 -$2.329	$638,818	0.25% -1.65%	1.70%	-15.54% -14.36%
	2021	278,623	$2.399 -$2.719	$735,823	0.25% -1.65%	1.75%	13.40% -15.00%
	2020	264,360	$2.116 -$2.365	$607,415	0.25% -1.65%	5.44%	9.85% -11.39%
MoA Clear Passage 2035 Fund	2024	236,102	$2.675 -$3.173	$721,666	0.25% -1.95%	2.51%	10.86% -12.76%
	2023	243,397	$2.413 -$2.814	$660,884	0.25% -1.95%	2.45%	15.26% -16.97%
	2022	239,522	$2.094 -$2.406	$557,163	0.25% -1.65%	1.73%	-16.59% -15.41%
	2021	230,107	$2.510 -$2.844	$635,605	0.25% -1.65%	1.90%	15.91% -17.55%
	2020	213,559	$2.165 -$2.420	$502,035	0.25% -1.65%	5.39%	10.77% -12.33%
MoA Clear Passage 2040 Fund	2024	202,989	$2.802 -$3.324	$649,215	0.25% - 1.95%	2.42%	12.12% -14.07%
	2023	205,051	$2.499 -$2.914	$575,854	0.25% - 1.95%	2.42%	16.84% -18.58%
	2022	200,265	$2.139 -$2.458	$475,357	0.25% - 1.65%	1.74%	-16.75% - -15.58%
	2021	191,116	$2.569 -$2.911	$539,759	0.25% - 1.65%	1.91%	17.93% -19.59%
	2020	179,745	$2.178 -$2.434	$424,505	0.25% - 1.65%	5.29%	11.57% -13.15%
MoA Clear Passage 2045 Fund	2024	211,259	$2.814 -$3.338	$678,190	0.25% - 1.95%	2.33%	12.65% -14.59%
	2023	217,737	$2.498 -$2.913	$611,014	0.25% - 1.95%	2.40%	17.60% -19.34%
	2022	216,690	$2.124 -$2.441	$510,605	0.25% - 1.65%	1.73%	-16.96% - -15.80%
	2021	208,538	$2.558 -$2.899	$586,225	0.25% - 1.65%	1.91%	18.60% -20.27%
	2020	197,497	$2.157 -$2.410	$461,919	0.25% - 1.65%	5.20%	11.45% -13.02%
MoA Clear Passage 2050 Fund	2024	170,731	$2.767 -$3.201	$530,025	0.25% - 1.95%	2.27%	13.17% -15.10%
	2023	173,669	$2.445 -$2.781	$469,027	0.25% - 1.95%	2.38%	17.89% -19.64%
	2022	168,749	$2.074 -$2.324	$381,806	0.25% - 1.65%	1.72%	-17.03% - -15.87%
	2021	157,835	$2.500 -$2.763	$426,367	0.25% - 1.65%	1.99%	18.85% -20.52%
	2020	144,806	$2.104 -$2.292	$324,700	0.25% - 1.65%	5.16%	11.54% -13.11%
MoA Clear Passage 2055 Fund	2024	137,978	$1.957 -$2.196	$295,687	0.25% - 1.95%	2.25%	13.38% -15.40%
	2023	132,788	$1.726 -$1.903	$247,094	0.25% - 1.95%	2.40%	17.94% -19.69%
	2022	120,384	$1.463 -$1.590	$187,636	0.25% - 1.65%	1.73%	-17.14% - -15.98%
	2021	101,489	$1.766 -$1.892	$188,984	0.25% - 1.65%	2.02%	19.13% -20.80%
	2020	83,004	$1.482 -$1.567	$128,175	0.25% - 1.65%	5.06%	12.07% -13.65%
MoA Clear Passage 2060 Fund	2024	9,301	$16.212 -$17.825	$162,636	0.25% - 1.95%	2.26%	13.49% -15.45%
	2023	8,310	$14.285 -$15.440	$126,131	0.25% - 1.95%	2.42%	18.14% -19.89%
	2022	6,693	$12.092 -$12.879	$84,901	0.25% - 1.65%	1.71%	-17.10% - -15.93%
	2021	4,917	$14.586 -$15.320	$74,461	0.25% - 1.65%	2.18%	19.61% -21.30%
	2020	3,283	$12.194 -$12.630	$41,077	0.25% - 1.65%	5.26%	12.22% -13.80%
MoA Clear Passage 2065 Fund	2024	3,668	$15.730 -$16.797	$60,814	0.25% - 1.95%	2.42%	13.75% -15.72%
	2023	2,545	$13.828 -$14.515	$36,532	0.25% - 1.95%	2.64%	18.45% -20.20%
	2022	1,535	$11.674 -$12.075	$18,375	0.25% - 1.65%	2.03%	-16.91% - -15.75%
	2021	649	$14.050 -$14.332	$9,258	0.25% - 1.65%	2.85%	19.73% -21.42%
	2020	96	$11.735 -$11.803	$1,129	0.25% - 1.65%	(d)5.72%(e)	17.35% -18.03%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
American Funds The Bond Fund of America	2024	618	$10.691 -$10.691	$6,602	1.20% - 1.20%(m)	4.48%	0.38% -0.38%
	2023	571	$10.650 -$10.650	$6,079	0.90% -0.90%(d)(2)	3.03%(e)(2)	5.79% -5.79%
American Funds Managed Risk Growth-Income Fund	2024	411	$12.870 -$12.870	$5,296	1.20% -1.20%(m)	1.70%	16.91% -16.91%
	2023	445	$11.008 -$11.008	$4,896	0.90% -0.90%(d)(2)	0.24%(e)(2)	9.01% -9.01%
American Funds New World Fund	2024	444	$36.929 -$42.419	$18,082	0.25% - 1.95%	1.61%	4.78% -6.59%
	2023	481	$35.244 -$39.798	$18,449	0.25% - 1.95%	1.71%	14.24% -15.93%
	2022	480	$30.852 -$34.329	$15,963	0.25% - 1.65%	1.59%	-23.13% - -22.05%
	2021	459	$40.138 -$44.042	$19,644	0.25% - 1.65%	1.12%	3.44% -4.90%
	2020	441	$38.803 -$41.986	$18,006	0.25% - 1.65%	0.24%	21.86% -23.58%
Calvert VP SRI Balanced Portfolio	2024	14,493	$9.682 -$11.592	$156,544	0.25% - 1.95%	1.70%	17.30% -19.31%
	2023	16,131	$8.254 - $9.716	$146,976	0.25% - 1.95%	1.59%	14.83% -16.53%
	2022	17,423	$7.188 - $8.338	$136,753	0.25% - 1.65%	1.20%	-16.79% - -15.62%
	2021	18,189	$8.639 - $9.882	$170,301	0.25% - 1.65%	1.19%	13.23% -14.83%
	2020	18,608	$7.630 - $8.606	$152,123	0.25% - 1.65%	1.54%	13.37% -14.97%
Dimensional VA U.S. Targeted Value Portfolio	2024	523	$12.306 -$12.306	$6,433	1.20% -1.20%(m)	1.37%	6.95% - 6.95%
	2023	560	$11.506 -$11.506	$6,440	0.90% -0.90%(d)(2)	1.51% (e)(2)	14.62% -14.62%(e)(2)
DWS Capital Growth VIP	2024	2,221	$222.837 -$266.824	$547,303	0.25% - 1.95%	0.19%	24.16% -26.30%
	2023	2,502	$179.477 - $211.264	$491,971	0.25% - 1.95%	0.07%	36.21% -38.23%
	2022	2,616	$131.764 -$152.835	$373,864	0.25% - 1.65%	0.09%	-31.87% - -30.91%
	2021	2,902	$193.395 -$221.212	$603,704	0.25% - 1.65%	0.21%	20.77% -22.47%
	2020	3,168	$160.137 -$180.625	$540,459	0.25% - 1.65%	0.48%	36.77% -38.70%
Fidelity VIP Asset Manager Portfolio	2024	1,603	$65.781 -$78.768	$118,763	0.25% - 1.95%(f)	2.31%	6.43% - 8.26%
	2023	1,846	$61.809 -$72.757	$127,092	0.15% - 1.85%(f)	2.30%	11.13% -12.77%
	2022	2,029	$55.619 -$64.515	$124,313	0.15% - 1.55%(f)	2.07%	-16.24% - -15.06%
	2021	2,088	$66.404 -$75.956	$151,468	0.15% - 1.55%(f)	1.62%	8.23% - 9.75%
	2020	2,173	$61.355 -$69.206	$144,022	0.15% - 1.55%(f)	1.50%	13.10% -14.70%
Fidelity VIP Contrafund Portfolio	2024	3,799	$224.186 -$268.466	$947,288	0.25% - 1.95%(f)	0.19%	31.24% -33.50%
	2023	4,277	$170.824 -$201.097	$804,564	0.15% - 1.85%(f)	0.48%	31.31% -33.25%
	2022	4,749	$130.096 -$150.916	$673,710	0.15% - 1.55%(f)	0.49%	-27.44% - -26.42%
	2021	5,140	$179.302 -$205.112	$997,802	0.15% - 1.55%(f)	0.06%	25.87% -27.64%
	2020	5,520	$142.452 -$160.692	$842,249	0.15% - 1.55%(f)	0.25%	28.56% -30.37%
Fidelity VIP Equity-Income Portfolio	2024	1,846	$133.876 -$160.309	$276,500	0.25% - 1.95%(f)	1.73%	13.15% -15.10%
	2023	2,062	$118.321 -$139.282	$270,188	0.15% - 1.85%(f)	1.85%	8.87% - 10.48%
	2022	2,312	$108.682 -$126.067	$275,430	0.15% - 1.55%(f)	1.91%	-6.42% - -5.10%
	2021	2,331	$116.133 -$132.842	$294,201	0.15% - 1.55%(f)	1.91%	22.97% -24.71%
	2020	2,452	$94.438 -$106.524$	$248,793	0.15% - 1.55%(f)	1.78%	5.05% - 6.53%
Fidelity VIP Extended Market Index Portfolio	2024	121	$12.578 -$12.578	$1,526	1.20% -1.20%(k)(m)	1.16%	11.07% -11.07%
	2023	223	$11.324 -$11.324	$2,529	0.80% -0.80%(d)(k)(2)	1.71% (e)(2)	14.82% -14.82%(e)(2)
VIP Freedom Income Portfolio	2024	745	$10.962 -$10.962	$8,162	1.20% -1.20%(k)(m)	3.58%	3.30% - 3.30%
	2023	814	$10.612 -$10.612	$8,641	0.80% -0.80%(d)(k)(2)	2.82% (e)(2)	5.41% -5.41%(e)(2)
Fidelity VIP Freedom 2020 Portfolio	2024	1,108	$11.551 -$11.551	$12,804	1.20% -1.20%(k)(m)	2.82%	6.53% - 6.53%
	2023	1,252	$10.843 -$10.843	$13,579	0.80% -0.80%(d)(k)(2)	2.03% (e)(2)	7.52% -7.52%(e)(2)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Fidelity VIP Freedom 2025 Portfolio	2024	1,790	$11.697 -$11.697	$20,934	1.20% -1.20%(k)(m)	2.46%	7.28% - 7.28%
	2023	2,027	$10.903 -$10.903	$22,096	0.80% -0.80%(d)(k)(2)	1.82% (e)(2)	8.21% -8.21%(e)(2)
Fidelity VIP Freedom 2030 Portfolio	2024	1,641	$11.842 -$11.842	$19,432	1.20% -1.20%(k)(m)	2.35%	8.22% -8.22%
	2023	1,514	$10.943 -$10.943	$16,565	0.80% -0.80%(d)(k)(2)	1.82% (e)(2)	8.61% -8.61%(e)(2)
Fidelity VIP Freedom 2035 Portfolio	2024	1,007	$12.107 -$12.107	$12,192	1.20% -1.20%(k)(m)	1.96%	9.92% -9.92%
	2023	946	$11.014 -$11.014	$10,423	0.80% -0.80%(d)(k)(2)	1.63% (e)(2)	9.31% -9.31%(e)(2)
Fidelity VIP Freedom 2040 Portfolio	2024	806	$12.419 -$12.419	$10,016	1.20% -1.20%(k)(m)	1.49%	12.04% -12.04%
	2023	737	$11.084 -$11.084	$8,166	0.80% -0.80%(d)(k)(2)	1.36% (e)(2)	9.90% -9.90%(e)(2)
Fidelity VIP Freedom 2045 Portfolio	2024	488	$12.523 -$12.523	$6,111	1.20% -1.20%(k)(m)	1.32%	12.78% -12.78%
	2023	479	$11.104 -$11.104	$5,314	0.80% -0.80%(d)(k)(2)	1.25%(e)(2)	10.11% -10.11%(e)(2)
Fidelity VIP Freedom 2050 Portfolio	2024	381	$12.530 -$12.530	$4,778	1.20% -1.20%(k)(m)	1.35%	12.79% -12.79%
	2023	380	$11.109 -$11.109	$4,218	0.80% -0.80%(d)(k)(2)	1.12%(e)(2)	10.16% -10.16%(e)(2)
Fidelity VIP Freedom 2055 Portfolio	2024	117	$12.524 -$12.524	$1,461	1.20% -1.20%(k)(m)	1.22%	12.76% -12.76%
	2023	121	$11.107 -$11.107	$1,341	0.80% -0.80%(d)(k)(2)	1.32%(e)(2)	10.11% -10.11%(e)(2)
Fidelity VIP Freedom 2060 Portfolio	2024	89	$12.526 -$12.526	$1,120	1.20% -1.20%(k)(m)	1.27%	12.84% -12.84%
	2023	84	$11.101 -$11.101	$931	0.80% -0.80%(d)(k)(2)	1.31%(e)(2)	10.13% -10.13%(e)(2)
Fidelity VIP Index 500 Portfolio	2024	7,340	$13.763 -$13.763	$101,016	1.20% -1.20%(k)(m)	1.29%	23.53% -23.53%
	2023	7,885	$11.141 -$11.141	$87,848	0.80% -0.80%(d)(k)(2)	1.14%(e)(2)	9.60% -9.60%(e)(2)
Fidelity VIP Mid Cap Portfolio	2024	1,129	$141.500 - $169.449	$180,441	0.25% - 1.95%(f)	0.52%	15.25% -17.24%
	2023	1,288	$122.776 - $144.535	$176,409	0.15% - 1.85%(f)	0.58%	13.23% -14.90%
	2022	1,431	$108.435 - $125.788	$171,124	0.15% - 1.55%(f)	0.49%	-16.05% - -14.87%
	2021	1,511	$129.167 - $147.762	$213,306	0.15% - 1.55%(f)	0.62%	23.67% -25.41%
	2020	1,560	$104.445 - $117.820	$176,069	0.15% - 1.55%(f)	0.65%	16.37% -18.01%
Fidelity VIP Value Strategies Portfolio	2024	248	$12.092 -$12.092	$2,994	1.20% -1.20%(k)(m)	1.01%	8.20% - 8.20%
	2023	302	$11.176 -$11.176	$3,372	0.80% -0.80%(d)(k)(2)	1.12%(e)(2)	12.00% -12.00%(e)(2)
Goldman Sachs Government Money Market Fund	2024	3,580	$10.522 -$10.522	$37,668	1.20% -1.20%(m)	5.04%	4.02% - 4.02%
	2023	5,419	$10.115 -$10.115	$54,809	0.90% -0.90%(d)(2)	0.78%(e)(2)	0.67% -0.67%(e)(2)
Goldman Sachs Small Cap Equity Insights Fund	2024	947	$15.032 -$16.298	$15,081	0.25% - 1.95%	1.12%	16.74% -18.75%
	2023	770	$12.876 -$13.725	$10,366	0.25% - 1.95%	1.03%	17.24% -18.98%
	2022	680	$10.983 -$11.535	$7,720	0.25% - 1.65%	0.31%	-20.67% - -19.55%
	2021	730	$13.844 -$14.339	$10,345	0.25% - 1.65%	0.58%	21.76% -23.48%
	2020	117	$11.370 -$11.612	$1,350	0.25% - 1.65%	0.32%	6.81% - 8.31%
Goldman Sachs U.S. Equity Insights Fund	2024	985	$19.154 -$20.768	$20,012	0.25% - 1.95%	0.77%	25.83% -28.00%
	2023	776	$15.222 -$16.225	$12,358	0.25% - 1.95%	0.76%	21.70% -23.50%
	2022	660	$12.508 -$13.138	$8,552	0.25% - 1.65%	0.88%	-21.03% - -19.92%
	2021	561	$15.839 -$16.405	$9,105	0.25% - 1.65%	1.26%	27.29% -29.08%
	2020	185	$12.443 -$12.709	$2,333	0.25% - 1.65%	1.30%	15.62% -17.25%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Invesco V.I. Main Street Fund	2024	640	$91.791 -$109.908$	66,422	0.25% - 1.95%	— %	21.24% -23.33%
	2023	716	$75.708 -$89.114	$60,683	0.25% - 1.95%	0.83%	21.12% -22.91%
	2022	799	$62.509 -$72.503	$55,254	0.25% - 1.65%	1.47%	-21.44% - -20.33%
	2021	854	$79.564 -$91.007	$74,471	0.25% - 1.65%	0.72%	25.48% -27.25%
	2020	879	$63.407 -$71.517	$60,253	0.25% - 1.65%	1.44%	12.08% -13.66%
LVIP American Century Capital Appreciation Fund	2024	2,924	$96.289 -$115.294$	313,511	0.25% - 1.95%	— %	22.94% -25.06%
	2023	3,348	$78.323 -$92.193	$289,161	0.25% - 1.95%	— %	19.07% -20.84%
	2022	3,787	$65.778 -$76.296	$272,062	0.25% - 1.65%	— %	-29.10% - -28.10%
	2021	4,172	$92.771 -$106.113$	419,060	0.25% - 1.65%	— %	9.75% - 11.29%
	2020	4,620	$84.531 -$95.345	$418,324	0.25% - 1.65%	0.10%	40.66% -42.64%
Macquarie Macquarie VIP Small Cap Value Series	2024	913	$14.042 -$15.225	$13,566	0.25% - 1.95%	1.36%	9.16% -11.03%
	2023	1,080	$12.864 -$13.712	$14,511	0.25% - 1.95%	1.05%	7.58% -9.17%
	2022	1,613	$11.958 -$12.560	$19,951	0.25% - 1.65%	0.84%	-13.52% - -12.31%
	2021	1,572	$113.828 - $14.323	$22,271	0.25% - 1.65%	0.81%	32.22% -34.08%
	2020	167	$10.459 -$10.682	$1,777	0.25% - 1.65%	1.13%	-3.51% - -2.15%
MFS Mid Cap Value Portfolio	2024	582	$16.719 -$18.383	$10,434	0.25% -1.95%(g)	1.20%	11.63% -13.56%
	2023	590	$14.977 -$16.188	$9,342	— % - 1.70%(g)	1.68%	11.08% -12.73%
	2022	663	$13.483 -$14.360	$9,332	— % - 1.40%(g)	0.95%	-10.05% - -8.79%
	2021	598	$14.990 -$15.744	$9,269	— % - 1.40%(g)	1.01%	29.17% -30.99%
	2020	235	$11.605 -$12.019	$2,795	— % - 1.40%(g)	1.17%	2.42% -3.87%
Neuberger Berman AMT Sustainable Equity Portfolio	2024	1,020	$19.348 -$20.978	$20,866	0.25% - 1.95%	0.23%	23.40% -25.53%
	2023	939	$15.679 -$16.712	$15,388	0.25% - 1.95%	0.36%	24.73% -26.58%
	2022	858	$12.570 -$13.203	$11,159	0.25% - 1.65%	0.46%	-19.78% - -18.65%
	2021	731	$15.670 -$16.230	$11,733	0.25% - 1.65%	0.47%	21.46% -23.17%
	2020	304	$12.902 -$13.177	$3,976	0.25% - 1.65%	0.70%	17.61% -19.26%
PIMCO Real Return Portfolio	2024	2,527	$14.145 -$16.246	$39,360	0.25% -1.95%(h)	2.74%	0.33% -2.06%
	2023	2,773	$14.098 -$15.918	$42,521	0.15% -1.85%(h)	3.15%	2.25% -3.76%
	2022	2,939	$13.788 -$15.340	$43,557	0.15% -1.55%(h)	7.30%	-13.13% - -11.91%
	2021	2,926	$15.872 -$17.414	$49,448	0.15% -1.55%(h)	5.10%	4.14% -5.61%
	2020	2,135	$15.241 -$16.489	$34,308	0.15% -1.55%(h)	1.58%	9.84% -11.39%
T. Rowe Price Blue Chip Growth Portfolio	2024	6,176	$70.486 -$80.967	$478,714	0.25% -1.95%(i)	— %	32.99% -35.29%
	2023	6,624	$52.999 -$59.849	$381,352	— % - 1.70%(i)	— %	47.11% -49.29%
	2022	6,613	$36.027 -$40.089	$256,133	— % - 1.40%(i)	— %	-39.35% - -38.50%
	2021	7,175	$59.406 -$65.188	$453,847	— % - 1.40%(i)	— %	15.99% -17.62%
	2020	7,660	$51.219 -$55.422	$412,756	— % - 1.40%(i)	— %	32.41% -34.28%
Vanguard Balanced Portfolio	2024	1,567	$12.416 -$12.416	$19,450	1.20% -1.20%(m)	2.35%	13.54% -13.54%
	2023	1,787	$10.935 -$10.935	$19,539	0.90% -0.90%(d)(2)	— %(e)(2)	7.53% -7.53%(e)(2)
Vanguard Conservative Allocation Portfolio	2024	599	$11.506 -$11.506	$6,895	1.20% -1.20%(m)	2.96%	6.31% -6.31%
	2023	733	$10.823 -$10.823	$7,933	0.90% -0.90%(d)(2)	— %(e)(2)	7.37% -7.37%(e)(2)
Vanguard Diversified Value Portfolio	2024	4,236	$53.152 -$63.641	$254,435	0.25% - 1.95%	1.61%	12.66% -14.60%
	2023	4,747	$47.180 -$55.534	$249,972	0.25% - 1.95%	1.45%	18.08% -19.83%
	2022	5,363	$39.957 -$46.345	$236,221	0.25% - 1.65%	1.13%	-12.93% - -11.71%
	2021	5,342	$45.892 -$52.491	$267,558	0.25% - 1.65%	1.05%	28.33% -30.14%
	2020	4,943	$35.761 -$40.335	$190,958	0.25% - 1.65%	2.71%	9.95% -11.50%
Vanguard International Portfolio	2024	5,293	$49.128 -$58.826	$292,765	0.25% - 1.95%	1.25%	6.90% -8.74%
	2023	6,090	$45.959 -$54.098	$311,773	0.25% - 1.95%	1.55%	12.70% -14.37%
	2022	6,702	$40.781 -$47.302	$301,089	0.25% - 1.65%	1.33%	-31.26% - -30.29%
	2021	7,091	$59.327 -$67.860	$459,153	0.25% - 1.65%	0.28%	-3.15% - -1.79%
	2020	7,523	$61.258 -$69.095	$497,107	0.25% - 1.65%	1.21%	55.00% -57.19%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Vanguard Mid-Cap Index Portfolio	2024	2,967	$12.746 -$12.746	$37,813	1.20% -1.20%(m)	1.41%	13.81% -13.81%
	2023	3,200	$11.199 -$11.199	$35,837	0.90% -0.90%(d)(2)	—%(e)(2)	12.35% - 12.35%(e)(2)
Vanguard Real Estate Index Portfolio	2024	2,261	$21.104 -$24.241	$52,790	0.25% - 1.95%	3.22%	2.71% -4.48%
	2023	2,533	$20.547 -$23.202	$56,755	0.25% - 1.95%	2.51%	9.79% -11.42%
	2022	2,802	$18.714 -$20.824	$56,523	0.25% - 1.65%	1.88%	-27.50% - -26.48%
	2021	2,887	$25.812 -$28.324	$79,534	0.25% - 1.65%	1.81%	37.91% -39.86%
	2020	2,353	$18.717 -$20.252	$46,478	0.25% - 1.65%	2.68%	-6.41% - -5.09%
Vanguard Small Company Growth Portfolio	2024	691	$12.360 -$12.360	$8,544	1.20% -1.20%(m)	0.54%	10.16% -10.16%
	2023	727	$11.220 -$11.220	$8,162	0.90% -0.90%(d)(2)	—%(e)(2)	16.38% -16.38%(e)(2)
Vanguard Short-Term Investment—Grade Portfolio	2024	318	$10.769 -$10.769	$3,420	1.20% -1.20%(m)	3.47%	3.75% -3.75%
	2023	281	$10.380 -$10.380	$2,918	0.90% -0.90%(d)(2)	—%(e)(2)	2.96% -2.96%(e)(2)
Vanguard Total Bond Market Index Portfolio	2024	6,088	$9.690 -$10.653	$63,308	0.25% - 1.95%	2.76%	-0.72% -0.99%
	2023	5,378	$9.760 -$10.549	$55,586	0.25% - 1.95%	2.40%	3.78% -5.31%
	2022	4,980	$9.405 -$10.017	$49,016	0.25% - 1.65%	2.07%	-14.63% - -13.43%
	2021	5,133	$11.017 -$11.571	$58,576	0.25% - 1.65%	2.11%	-3.33% - -1.96%
	2020	5,642	$11.395 -$11.802	$65,838	0.25% - 1.65%	2.05%	5.82% -7.31%
Vanguard Total International Stock Market Index Portfolio	2024	95	$11.399 -$11.399	$1,078	1.20% -1.20%(m)	2.86%	3.90% -3.90%
	2023	96	$10.971 -$10.971	$1,057	0.90% -0.90%(d)(2)	— %(e)(2)	9.12% -9.12%(e)(2)
Victory RS Small Cap Growth Equity VIP Series	2024	564	$10.206 -$11.065	$6,084	0.25% -1.95%(j)	— %	10.06% -11.95%
	2023	631	$9.273 -$9.884	$6,124	0.20% -1.90%(j)	— %	18.41% -20.16%
	2022	513	$7.831 -$8.225	$4,157	0.20% -1.60%(j)	— %	-37.37% - -36.49%
	2021	516	$12.503 -$12.951	$6,622	0.20% -1.60%(j)	— %	-11.85% - -10.61%
	2020	483	$14.185 -$14.488	$6,951	0.20% -1.60%(j)	— %	35.87% -37.78%

(a)

This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(b)

This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(c)

The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d)	Annualized.
(e)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

(f)	Prior to May 1, 2024, Fidelity had a reimbursement of 0.10%. Absent reimbursement by Fidelity, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(g)	Prior to May 1, 2024, MFS had a reimbursement of 0.25%. Absent reimbursement by MFS, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(h)	Prior to May 1, 2024, PIMCO had a reimbursement of 0.10%. Absent reimbursement by PIMCO, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(i)	Prior to May 1, 2024, T. Rowe had a reimbursement of 0.25%. Absent reimbursement by T. Rowe Price, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(j)	Prior to May 1, 2024, Victory had a reimbursement of 0.05%. Absent reimbursement by Victory, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(k)	Prior to May 1, 2024, Fidelity had a reimbursement of 0.10%. Absent reimbursement by Fidelity, the expense ratio would have been 0.90% to 0.90% in 2023.
(m)	Prior to May 1, 2024, the expense ratio was 0.90%.

(1)	For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(2)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

6. Calculation of Accumulation Unit Values

Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used. The Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by

(b)

1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

7. Subsequent Events

Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events through April 29, 2025.

Effective April 25, 2025 the assets and liabilities of the MoA Funds Clear Passage 2015 Fund will be substituted with the MoA Funds Retirement Income Fund. Effective May 1, 2025 the MoA Funds Clear Passage 2070 Fund is scheduled to become available to Separate Account No. 2 as an investment alternative.

On or about June 6, 2025, the Company has scheduled the Victory RS Small Cap Growth Equity VIP Series Fund to be substituted with the Vanguard Small Company Growth Portfolio, a current investment alternative under the Separate Account, for FPA contracts and the American Century Small Cap Growth Fund for all other contracts.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Statutory Financial Statements

For The Years Ended December 31, 2024, 2023, and 2022

Together With Independent Auditors’ Report

KPMG LLP

345 Park Avenue

New York, NY 10154-0102

Independent Auditors’ Report

Board of Directors

Mutual of America Life Insurance Company:

Opinions

We have audited the financial statements of Mutual of America Life Insurance Company (the Company), which comprise the statutory statement of financial condition as of December 31, 2024 and 2023, and the related statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial condition of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 13.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 13 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 13 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental Schedule I - Summary of Investments - Other Than

Investments in Related Parties, and Schedule IV - Reinsurance Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

New York, New York
April 17, 2025

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENT OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2024 AND 2023

	2024	2023
ASSETS
Assets
Bonds	$5,131,187,672	$5,934,260,625
Common stocks	5,389,267	4,852,651
Preferred stocks	3,000,000	3,000,000
Investments in subsidiaries	63,892,920	305,215,072
Cash, cash equivalents and short term investments	437,446,095	19,385,781
Guaranteed funds transferable	4,556,997	4,904,808
Privately managed investments	671,435,727	585,307,274
Policy loans	84,621,751	80,734,096
Investment income accrued	35,294,892	42,529,088
Deferred federal income taxes	55,500,156	71,259,549
Total other assets	32,567,876	37,432,196

Total general account assets	6,524,893,353	7,088,881,140
Separate account assets	17,466,997,550	16,947,094,189

Total assets	$23,991,890,903	$24,035,975,329

LIABILITIES AND SURPLUS
Liabilities
Insurance and annuity reserves	$4,910,228,270	$5,292,006,616
Other contract liabilities and reserves	9,939,783	12,151,077
Funds withheld	830,771,714	1,029,005,780
Total other liabilities	62,813,339	93,984,826

Total general account liabilities	5,813,753,106	6,427,148,299
Separate account liabilities	17,466,997,550	16,947,094,189

Total liabilities before asset valuation reserve	23,280,750,656	23,374,242,488
Asset valuation reserve	133,647,072	138,935,895

Total Liabilities	$23,414,397,728	$23,513,178,383

Surplus
Assigned surplus	$1,150,000	$1,150,000
Unassigned Surplus	576,343,175	521,646,946

Total Surplus	577,493,175	522,796,946

Total Liabilities & Surplus	$23,991,890,903	$24,035,975,329

See accompanying notes to statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023, and 2022

	2024	2023	2022
Income
Premium and annuity considerations, net	$1,833,142,523	$1,053,087,528	$1,812,655,797
Life and disability insurance premiums	1,273,542	9,359,858	7,784,596

Total considerations and premiums	1,834,416,065	1,062,447,386	1,820,440,393

Separate Account investment and administrative fees	108,516,126	90,079,454	89,195,926
Net investment income	409,188,478	224,449,314	263,535,218
Reserve adjustment on reinsurance ceded	5,519,153	1,793,824	2,646,136
Commission and expense allowance on reinsurance ceded	8,428,132	105,161,191	—
Other, net	8,450,395	6,711,839	13,681,678

Total income	2,374,518,349	1,490,643,008	2,189,499,351

Deductions
Change in insurance and annuity reserves	(388,086,213)	(1,068,058,254)	(279,889,723)
Annuity and surrender benefits	4,347,907,875	3,510,790,250	2,576,174,026
Death and disability benefits	4,450,179	5,358,575	4,081,265
Net transfers to separate account	(1,977,038,805)	(1,017,950,556)	(365,045,385)
Operating expenses	334,087,706	296,538,949	357,427,116

Total deductions	2,321,320,742	1,726,678,964	2,292,747,299

Income (loss) before dividends	53,197,607	(236,035,956)	(103,247,948)

Dividends to contract holders and policyholders	(5,568)	(12,690)	(46,719)

Income (loss) before net realized (losses) gains	53,192,039	(236,048,646)	(103,294,667)

Net realized capital (losses) gains	(72,997)	104,251	30,853,253

Net income (loss)	$53,119,042	$(235,944,395)	$(72,441,414)

SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	$5,283,193	$4,948,282	$(35,322,030)
Unrealized appreciation	16,517,351	27,137,926	(2,746,433)
Net deferred income tax asset	(15,759,393)	—	(12,000,000)
Non-admitted assets:
Negative IMR	(4,646,751)	(39,551,297)	(207,548)
Prepaid assets and other, net	(25,962,642)	(23,464,259)	(221,883)
Accounting related to:
Qualified pension plan	36,479,582	60,471,085	(4,912,000)
Nonqualified deferred compensation plan	333,879	1,563,769	10,388,000
Post retirement medical plan benefit	(8,081,000)	(9,795,882)	75,129,000
Deferred ceding commissions	(2,587,032)	17,678,008	—

Net change in surplus	54,696,229	(196,956,763)	(42,334,308)

SURPLUS
Beginning of the year	522,796,946	719,753,709	762,088,017

End of the year	$577,493,175	$522,796,946	$719,753,709

See accompanying notes to statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023, and 2022

	2024	2023	2022
Cash flows from operations:
Premium and other income collected	$1,869,284,820	$1,875,899,492	$1,843,836,254
Net investment income	453,255,382	263,844,025	263,573,329
Separate account investment and administrative fees	129,375,566	201,514,788	102,879,849
Benefit payments	(4,539,911,874)	(3,518,464,894)	(2,654,822,369)
Net transfers to separate accounts	1,962,874,967	1,017,950,557	365,045,385
Investment and operating expenses paid	(333,783,151)	(299,528,650)	(423,107,518)
Other, net	—	19,160,618	(14,863,890)
Dividends paid to policyholders	(7,574)	(11,144)	(51,115)

Net cash (used in) operations	(458,911,864)	(439,635,208)	(517,510,075)

Cash flows from investments:
Proceeds from investment sold, matured, or repaid:
Bonds and notes	957,764,132	946,520,645	1,198,693,858
Common stock	529,201	8,080,108	41,303,125
Preferred stock	—	8,507,072	—
Privately managed investments	5,554,833	7,171,056	1,598,610
Other	121,363,416	5,295	17,800,964

Total	1,085,211,582	970,284,176	1,259,396,557

Cost of investments acquired:
Bonds and notes	(311,268,003)	(176,203,211)	(742,911,937)
Common stock	(459,647)	(20,950,973)	(270,596)
Preferred Stock	—	—	(11,408,089)
Real Estate	—	—	(622,900)
Privately managed investments	(39,000,391)	(18,977,045)	(298,933,396)
Other, including payable for securities purchased	—	(439,495)	(7,451,048)

Total	(350,728,041)	(216,570,724)	(1,061,597,966)

Net Change in Policy Loans	(3,887,655)	(274,565)	1,180,708

Net cash provided by investing	730,595,886	753,438,887	198,979,299

Cash flows from financing and other sources:
Net deposits (withdrawals) on deposit-type contracts	84,671	(1,927,461)	4,551,318
Return of Capital	246,137,194	—	—
Other cash (applied) provided	(99,845,553)	(273,610,317)	77,750,639

Net cash provided by (used in) financing and other sources	146,376,312	(275,537,778)	82,301,957

Net change in cash, cash equivalent and short-term investments:	418,060,334	38,265,901	(236,228,819)

Cash, cash equivalent and short-term investments:
Beginning of year	19,385,781	(18,880,120)	217,348,699

End of year	$437,446,115	$19,385,781	$(18,880,120)

See accompanying notes to statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Mutual of America Life Insurance Company (Mutual of America or the Company) provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field and for-profit organizations in the small to medium-size company market. The Company is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (New York Department or NYDFS). Such practices differ from U.S. Generally Accepted Accounting Principles (GAAP). The significant variances between such practices and GAAP, although not reasonably determinable, are presumed to be material and are described in Note 13.

The National Association of Insurance Commissioners (NAIC) has codified Statements of Statutory Accounting Principles (Codification or SSAP). The New York Department issued Regulation No. 172 (Regulation No. 172), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2024, are reflected in the accompanying statutory financial statements.

As part of the New York Department’s examination in 2023, the New York Department conducted an evaluation of the Company’s asset adequacy analysis in accordance with 11 NYCRR 95 (Insurance Regulation 126). As a result of the examination, the NYDFS required the Company to record $201.0 million in asset adequacy reserves as of December 31, 2023. The asset adequacy reserve is reflected within Insurance and annuity reserves on the Company’s Statement of Financial Condition. The New York Department continues to monitor the Company’s asset adequacy and overall financial health. This ongoing monitoring may result in the need for additional asset adequacy reserves in the future that could be material to the Company’s financial condition.

The preparation of the Company’s statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the statutory financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves, the valuation of pension and employee benefit plan liabilities and the valuation of deferred tax assets.

Asset Valuations

Cash, Cash Equivalents and Short-Term Investments - Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Cash equivalents and short-term investment transactions are recorded on a trade date basis.

Bonds and Notes - Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost except those with an NAIC designation of 6 which are carried at the lower of amortized cost or fair value. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

valuation models and techniques or based upon quoted market prices for comparable investments. As of December 31, 2024, there were 6 securities with a fair value of $31.7 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized loss of $1.4 million to adjust the carrying value of these securities as of December 31, 2024. These securities are required to be reported at the lower of amortized cost or fair value. As of December 31, 2023, there were 6 securities with a fair value of $31.7 million that were valued using this methodology. The company recorded an unrealized gain of $3.2 million to adjust the carrying value of these securities during 2023.

Payment speeds for mortgage-backed and structured securities are based on cash flows obtained from an independent analytic agency and are applied on a quarterly basis.

Losses that are considered to be other than temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, the financial health and specific prospects of the issuer, the likelihood that the Company will be able to collect all of the amounts due according to the contractual terms of the debt security in effect at the time of the acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads, and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If a credit related impairment is determined to be other-than-temporary, a direct write-down is recorded as a realized capital loss whereas interest-related other than temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR) and a new cost basis for the bond is recorded. See Note 10 – Fair Value of Financial Instruments, for further discussion on valuation methods for assets and liabilities.

There were no impairments in 2024, 2023 and 2022. Additionally, the Company recognized $0.1 million of realized capital losses not subject to the Interest Maintenance Reserve (IMR) in 2024, $0.1 million of realized capital gains not subject to the Interest Maintenance Reserve during 2023 and $30.9 million of realized capital gains not subject to the Interest Maintenance Reserve during 2022. These gains are reflected in the amount of net realized capital (losses)/gains on the statement of operations.

Common Stocks and Preferred Stocks– Common stocks in good standing are stated at fair value. Unrealized gains and losses arising from the change in fair value of common stocks are recorded directly to unassigned surplus. Highest-quality, high-quality or medium quality perpetual preferred stocks (NAIC designations 1 to 3), which have characteristics of equity securities, shall be valued at cost. All other perpetual preferred stocks (NAIC designations 4 to 6) shall be reported at the lower of cost or fair value.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all stock issuers not in good standing, as well as stocks where the fair value is less than 80% of its cost for a continuous nine-month period. The Company writes down stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer. The Company also considers other qualitative and quantitative factors in its evaluation of other- than-temporary impairments. The Company’s impairment policy for stock for any position in an unrealized loss position for a continuous twelve-month period is deemed impaired and a new cost basis is established, with a corresponding recognition of a realized capital loss. As of December 31, 2024 and 2023, common stocks included $5.4 million and $4.4 million, respectively, invested in a Mutual of America sponsored series of mutual funds. During 2024 and 2023, there were no additional sales of seed money investments.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Guaranteed Funds Transferable – Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferable through 2030.

Goodwill – The acquisition of TruSpire (Note 3) generated goodwill of approximately $18.2 million, which is being amortizing over a ten-year period and is included in Other Assets.

Privately Managed Investments - Privately managed investments consist of investments in privately managed funds sponsored by unaffiliated managers. The funds invest in international transportation infrastructure portfolios of commercial real estate mortgages and portfolios of private placement debt. The Company does not have a direct interest in the underlying assets, but only in the shares of these funds. These investments are carried at underlying audited GAAP Equity of the investee, on a quarter lag. The Company’s impairment policy for other invested assets is that for any losses that are considered to be other than temporary are recognized in net income when incurred and are reviewed by management monthly. As part of the review process for these securities, there is an impairment identification process utilizing a screening procedure that includes the review of financial information provided by the fund sponsor, including the review of the underlying investments.

Policy Loans – Policy loans are stated at the unpaid principal balance of the loan. During 2024, 2023, and 2022, the Company recognized $0.0 million of realized capital gains, $0.1 million of realized capital gains and $0.8 million of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no unrealized losses recorded in both 2024 and 2023.

Other – Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the statutory statements of financial condition.

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.0 billion, net of $0.7 billion of reinsurance and $0.9 billion, net of $0.75 billion of reinsurance at December 31, 2024 and 2023, respectively. These reserves are based on mortality and interest rate assumptions (ranging from 1.50% to 6.50 % at both December 31, 2024 and 2023). These percentages meet or exceed statutory requirements and are not subject to discretionary withdrawal.

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2024 and 2023, averaged 2.93% and 2.38%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves. which were $3.7 billion, net of $0.82 billion of reinsurance, and $4.1 billion, net of $0.96 billion of reinsurance, at December 31, 2024 and 2023, respectively, are subject to discretionary withdrawal at book value. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions, and meet statutory requirements.

Reinsurance

Reinsured reserves are accounted for either on a funds withheld basis or indemnity quota share basis. Under funds withheld, the Company retains the assets reinsured and establishes a liability for the amount of the reinsurance plus any investment activity attributable to the reinsured block of business. Under indemnity quota share, the Company has reinsured reserves for a treaty ceding 90% of the Pension Buy-out/Risk Transfer business.

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations. When cumulative interest rate related losses exceed cumulative interest rate related capital gains within the year, the resulting balance is non-admitted on the statement of financial condition and is charged directly to surplus. However in 2023, the NAIC, adopted INT 23-01 Net Negative (Disallowed) IMR. This provides guidance for the limited admittance of negative interest maintenance reserve amounts. The provision will last through the end of 2025. The Company did not adopt as of December 31, 2024 and 2023.

An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Virtually all of the Separate Accounts held by the Company relate to variable annuity accumulations of a non- guaranteed return nature. This category includes the variable accumulation portion of the following types of contracts; Group Defined Benefit contracts, Group Defined Contribution contracts, Group Simplified Employee Pension Contracts, Group Tax Deferred Annuity contracts, Group Voluntary Employee Contribution contracts, Group Thrift Plan contracts, Individual Retirement Annuity contracts, and Individual Flexible Premium Annuity contracts. The net investment experience of the Separate Account is credited directly to the contract holder, and may be positive or negative. Certain contracts do not contain any guaranteed death benefit related to the amount of premiums paid and are not subject to discretionary withdrawal.

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by Mutual of America Capital Management LLC (Capital Management), an affiliate, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2024, 2023, and 2022, such charges were equal to approximately 0.63%, 0.57%, and 0.71%, respectively, of total average Separate Account assets. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $17.5 billion and $16.9 billion as of December 31, 2024 and 2023, respectively are subject to discretionary withdrawal at fair value.

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

As more fully described in Note 6, premiums ceded to the reinsurer will be reflected net on the statutory statement of operations and surplus.

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $0.0 million and $2.1 million December 31, 2024 and 2023, respectively.

2. ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

The Company identified two errors in previously filed financial statements that were corrected through unassigned surplus as of January 1, 2023. The Company identified an error in its liability for its pension plans (Other Liabilities on the Statement of Financial Condition) which resulted in an overstatement of other liabilities and understatement of surplus on the Statement of Financial Condition of $46.5 million as of December 31, 2022. The Company also identified a negative IMR error, which resulted in an overstatement of other assets and an overstatement of surplus on the Statement of Financial Condition of $15.3 million as of December 31, 2022. There was no impact to net income as a result of these errors.

The Company determined that the correction of these errors of $31.5 million was immaterial to the statutory financial statements. Therefore, the Company corrected these errors in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, which is reflected on the Statutory Statements of Operations and Surplus in 2023. There were no accounting corrections or errors identified as of December 31, 2024.

Future adoption of new accounting standards

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, which will become effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, “the Bond Project”. The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.” An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company has evaluated the impact of this accounting change as of December 31, 2024, noting no material changes to current accounting and presentation.

3. BUSINESS COMBINATIONS AND GOODWILL

The Company purchased 100% of the issued and outstanding shares of Grandmark Holdings, a Texas based Holding company on January 3, 2023 for $21.2 million. Grandmark Holdings owned 100% of the outstanding stock of Landmark Life Insurance Company, a Texas based insurer licensed in 44 states to write life, annuity and accident and health insurance. In April 2023, Landmark changed its name to TruSpire Retirement Insurance Company (TruSpire). The transaction was accounted for as a statutory purchase, with a book value of $5.6 million on January 3, 2023. The Company recognized and admitted $18.2 million of goodwill, which will be amortized over the prescribed 10-year period. As of December 31, 2024 and 2023, the Company had admitted goodwill of $14.6 million and $16.4 million, respectively, and recognized $1.8 million of amortization expense for both years.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

4. INVESTMENTS

Valuation

The statement and fair values of investments in fixed maturity securities (bonds), including short-term and cash equivalents, as of December 31, 2024 and 2023 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

	Statement	Gross Unrealized		Fair
December 31, 2024 (millions)	Value	Gains	Losses	Value
Fixed Maturities:
Mortgage- and asset backed securities
Residential mortgage-backed securities	$476.6	$—	$91.0	$385.7
Commercial mortgage-backed securities	73.3	—	7.7	65.6
Total	$549.9	$—	$98.7	$451.3

U.S Treasury securities and obligations of U.S government corporations and agencies	$1,962.5	$0.3	$241.8	$1,721.1
Obligations of states and political subdivisions	35.4	—	10.0	25.4
Debt securities issued by foreign governments	—	—	—	—
Corporate securities	3,081.1	10.2	597.2	2,494.1

Total	$5,628.9	$10.5	$947.7	$4,691.9

	Statement	Gross Unrealized		Fair
December 31, 2023 (millions)	Value	Gains	Losses	Value
Fixed Maturities:
Mortgage- and asset backed securities
Residential mortgage-backed securities	$514.4	$—	$83.5	$430.9
Commercial mortgage-backed securities	79.3	—	18.1	61.2

Total	$593.7	$—	$101.6	$492.1

U.S Treasury securities and obligations of U.S government corporations and agencies	$1,572.1	$0.4	$221.6	$1,350.9
Obligations of states and political subdivisions	71.6	—	16.5	55.1
Corporate securities	3,765.9	12.9	594.7	3,184.1

Total	$6,003.3	$13.3	$934.4	$5,082.2

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2024, approximately 71% of the $2.4 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). As of December 31, 2023, approximately 83% of the $2.1 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.

Cash equivalents with a statement value and fair value of $494.8 million and $66.3 million at December 31, 2024 and 2023, respectively, and short-term investments with a statement value and a fair value of $3.0 million and $2.7 million, respectively, are included in the above tables. At December 31, 2024 and 2023, the Company had $3.3 million and $3.5 million, respectively, (par value of $3.3 million at December 31, 2024 and $3.5 million at December 31, 2023) of its long-term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1: quoted prices in active markets for identical securities.

•

Level 2: quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3: significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all assets that are considered financial instruments, which include bonds and notes, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferable, privately managed investments and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, were determined to be Level 2. Finally, investments that are managed by outside investment advisors and the guaranteed funds transferable for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities. Investments in mutual funds and privately managed investments are excluded from the common stock line in the following table as these are valued at Net Asset Value. The Company had $31.7 million and $31.7 million of bonds and notes measured and reported at fair value as of December 31, 2024 and 2023, respectively which are level 3 investments. The Company had $0.0 million and $0.5 million of common stock measured and reported at fair value as of December 31, 2024 and 2023, respectively, which are Level 1 investments.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The following tables provide fair value information as of December 31, 2024 and 2023, about the Company’s assets that are considered financial instruments:

As of December 31, 2024 Financial Instruments (millions)	Level 1	Level 2	Level 3	Total
Bonds	$—	4,162.4	31.7	$4,194.1
Common stocks	—	—	—	—
Preferred stocks	3.0	—	—	3.0
Cash, cash equivalents, and short term investments	437.4	—	—	437.4
Policy loans	—	84.6	—	84.6
Guaranteed funds transferable	—	—	4.6	4.6
Separate Account Assets	17,467.0	—	—	17,467.0

Total	$17,907.4	$4,247.0	$36.3	$22,190.7

As of December 31, 2023 Financial Instruments (millions)	Level 1	Level 2	Level 3	Total
Bonds	$—	$4,981.5	$31.6	$5,013.1
Common stocks	0.5	—	—	0.5
Preferred stocks	3.0	—	—	3.0
Cash, cash equivalents, and short term investments	16.7	—	—	16.7
Policy loans	—	80.7	—	80.7
Guaranteed funds transferable	—	—	4.9	4.9
Separate Account Assets	16,947.1	—	—	16,947.1

Total	$16,967.3	$5,062.2	$36.5	$22,066.0

The fair value of Level 3 bonds increased from $31.6 million at December 31, 2023, to $31.7 million at December 31, 2024, primarily as a result of the change in fair value of Level 3 assets, net of interim paydowns, during the year. The guaranteed funds transferable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2024 and 2023.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed as of December 31, 2024 and 2023.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Unrealized Gains and Losses

As of December 31, 2024, 2023 and 2022, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:

December 31 (millions)	2024	2023	Change	2023	2022	Change
Common stock	$0.8	$—	$0.8	$—	$0.2	$0.2
Bonds and notes	(1.0)	(0.7)	(0.3)	(0.7)	(8.0)	7.3
Investment in subsidiary	4.6	7.9	(3.3)	7.9	8.5	(0.6)
Other assets	12.1	1.1	11.0	1.1	(1.5)	2.6

Net unrealized appreciation (depreciation)	$16.5	$8.3	$8.2	$8.3	$(0.8)	$9.5

Net unrealized appreciation related to the Company’s bonds, equity securities and other assets increased by $16.5 million during the year. Net unrealized appreciation of $0.8 million related to equity securities at December 31, 2024, consisted of $0.8 million of gross unrealized gains and $0.0 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old. There was no unrealized appreciation related to equity securities at December 31, 2023. Net unrealized appreciation of $0.2 million related to equity securities at December 31, 2022, consisted of $0.3 million of gross unrealized gains and $0.1 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

The following is an analysis of the fair values and gross unrealized losses as of December 31,2024 and 2023, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2024, and 2023 were $947.5 million and $934.5 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from a significant increase in interest rates and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The tables that follow exclude $377.8 million and $389.0 million as of December 31, 2024 and 2023, that respectively, represent the book value of those securities whose fixed maturity securities are in an unrealized gain position.

December 31, 2024	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
(millions)	Twelve Months or Less			Twelve Months or Greater
Fixed Maturities:
Mortgage and asset backed securities:
Residential mortgage-backed securities	$0.7	$—	4	$384.8	$91.0	191
Commercial mortgage-backed securities	10.4	—	5	40.9	7.7	13
Other asset-backed securities	—	—	—	—	—	—

Total	$11.1	$—	9	$425.7	$98.7	204

U.S Treasury securities and obligations of U.S government corporations and agencies	$71.0	$0.9	28	$1,118.8	$240.8	496
Obligations of states and political subdivisions	—	—	—	25.4	10.0	12
Obligations issued by
Foreign governments	—	—	—	—	—	—
Corporate Securities	234.3	15.8	69	1,930.0	581.3	263

Total	$316.4	$16.7	106	$3,499.9	$930.8	975

December 31, 2023	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
(millions)	Twelve Months or Less			Twelve Months or Greater
Fixed Maturities:
Mortgage and asset backed securities:
Residential mortgage-backed securities	$29.5	$1.4	56	$1,361.2	$255.2	591
Commercial mortgage-backed securities	0.1	—	1	61.1	18.1	22
Other asset-backed securities	—	—	—	—	—	—

Total	$29.6	$1.4	57	$1,422.3	$273.3	613

U.S Treasury securities and obligations of U.S government corporations and agencies	$7.7	$0.2	3	$107.5	$21.6	111
Obligations of states and political subdivisions	—	—	—	302.6	43.4	44
Obligations issued by Foreign governments	2.0	—	1	10.0	3.2	3
Corporate Securities	184.0	20.0	20	2,568.4	571.4	356

Total	$223.3	$21.6	81	$4,410.8	$912.9	1,127

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the Statements of Operations and Surplus for the years ended December 31, 2024, 2023, and 2022 were as follows:

December 31 (millions)	2024	2023	2022
Common Stock	$—	$—	$30.1
Fixed Maturities	(0.1)	—	—
Other Assets	—	0.1	0.8

Net realized capital (losses) gains	$(0.1)	$0.1	$30.9

As of December 31, 2024 and 2023, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $2.0 billion and $1.7 billion and $2.2 billion and $1.8 billion, respectively, of which approximately 73% in 2024 and 73% in 2023 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

All loan-backed securities with a recognized impairment loss currently held by the Company, where the present value of future cash flows expected to be collected is less than the amortized cost basis of the securities are shown below:

CUSIP	Description	BV Before Current Period OTTI	Projected Cash Flows	Recognized OTTI Adjustment	New Cost Basis after OTTI	FV at Time of OTTI	Date of Financial Statement Where Reported
(millions)
894135-AG-7	TRAPEZA CDO LLC	$13.3	$5.6	$7.7	$5.6	$4.4	12/31/2011
7404-IN-AE-5	PRETSL XII B-1 144A	16.5	13.3	3.2	13.3	15.9	12/31/2009
74042C-AJ-6	PRETSL XXIV C-2 144A	7.6	3.3	4.3	3.3	7.7	12/31/2009
74042Q-AJ-6	PRETSL XXVI C-1 144A	5.2	2.8	2.4	2.8	4.5	12/31/2009
7402T-AL-5	PRETSL XXVII C-2 144A	9.7	8.2	1.5	8.2	9.9	12/31/2009

	Total	$52.3	$33.2	$19.1	$33.2	$42.4

As of December 31, 2024, the Trapeza CDO LLC had a fair market value above it’s fair value at time of OTTI at $10.0 million.

Sales of investments, including maturities paydowns and calls, in fixed maturity securities resulted in $92.6 million, $83.7 million, and $6.2 million of net interest rate related losses being accumulated in the IMR in 2024, 2023, and 2022 respectively, as follows:

December 31 (millions)	2024	2023	2022
Fixed maturity securities
Proceeds	$964.4	$1,542.2	$1,198.7
Gross realized gains	1.0	7.1	4.1
Gross realized losses	(93.6)	(90.8)	(10.3)

During 2024, 2023, and 2022, $(11.8) million, $0.8 million, and $8.3 million respectively, of the IMR was amortized and included in net investment income.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Sales of investments in equity securities resulted in $0.1 million, $0.3 million, and $30.1 million of net capital gains in 2024, 2023, and 2022 respectively, being recognized in net income as follows:

December 31 (millions)	2024	2023	2022
Equity securities
Proceeds	$0.5	$8.5	$41.3
Gross realized gains	0.1	0.3	30.1
Gross realized losses	—	(0.3)	—

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) as of December 31, 2024 and December 31, 2023, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

December 31, 2024 (millions)	Statement Value	Fair Value
Due in one year or less	$28.9	$29.1
Due after one year through five years	683.3	657.1
Due after five years through ten years	784.9	716.3
Due after ten years	3,634.1	2,791.6

Total	$5,131.2	$4,194.1

December 31, 2023 (millions)	Statement Value	Fair Value
Due in one year or less	$28.7	$28.3
Due after one year through five years	831.6	803.2
Due after five years through ten years	1,072.4	967.7
Due after ten years	4,001.6	3,214.0

Total	$5,934.3	$5,013.2

5. GUARANTEED FUNDS TRANSFERABLE

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $4.6 million and $4.9 million as of December 31, 2024 and 2023, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $8.4 million, $7.1 million, and $0.2 million in 2024, 2023, and 2022 respectively, and are included in net investment income.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

6. REINSURANCE

Effective April 1, 2023 the Company executed a quota share reinsurance agreement with First All America Financial Insurance Company (FAFI), an affiliate of Global Atlantic Reinsurance Company (GA) whereby the Company ceded 90% of the pension buyout business. Reserves ceded was $777.5 million. Premiums ceded was $814.7 million, comprised of both assets and cash and ceding commission earned was $115.9 million. The gain on the transaction was $19.4 million, which was deferred and will be amortized into income over the average life of the contracts ceded.

The Company has a 50% Coinsurance and Modified Coinsurance (“Modco”) Agreement with an unaffiliated reinsurer. The reinsurance covers approximately one-half of the 3% guarantee business in the General Account and the Separate Account accumulations that have a 3% General Account minimum interest guarantee associated with that contract. Investors in the Separate Accounts are able to transfer their accumulations to the General Account at any time without penalties. Contract holders are eligible to withdraw their accumulations at any time without market value adjustment.

The Separate Account business is in the form of a 50% quota share modified coinsurance agreement covering approximately $1.0 billion of separate account reserves that represent approximately one-half of the 3% business. The Company will provide to the reinsurer Separate Account fees for the quota share portion of the reinsured business and will be reflected in the statutory statements of operations and surplus.

For the years ended December 31, 2024 and 2023, reinsurance amounts relating to the coinsurance agreement is as follows:

December 31 (millions)	2024	2023
Beginning of Period - Reserves Ceded	$959.8	$1,128.0
Premiums	35.5	15.8
Net Transfers	(15.2)	(10.2)
Benefits	(187.0)	(204.9)
Reserve Change	0.5	0.3
General Account Fees	(0.2)	(0.1)
Interest Credits	26.1	30.9
Policy Loan Cancellation	—	—

End of Period - Reserves Ceded	$819.5	$959.8

Net activity under the reinsurance agreement is reflected in the Funds Withheld liability in the statement of financial condition.

In the event that the reinsurer does not meet their obligations under the terms of the reinsurance agreement, reinsurance recoverable balances could become uncollectible. Mutual of America still has the primary responsibility for the payment of benefits as the reinsurance agreement does not discharge the Company’s obligation as primary insurer. Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish the reinsurance and evaluates the financial strength of the reinsurer.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

7. PENSION PLAN AND POSTRETIREMENT BENEFITS

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Pension expense was approximately $21.1 million, $14.6 million, and $37.9 million for the periods ending December 31, 2024, 2023, and 2022 respectively. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a non-qualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.

Effective October 2022 the Company implemented a partial curtailment of the qualified defined benefit plan, the non-qualified deferred compensation plan, and the post-retirement medical plan.

Effective December 1, 2023, the Company implemented a full curtailment of the post-retirement medical plan that was fully curtailed by December 1, 2024. The curtailment eliminated the medical plan upon retirement for active employees, reduce the current retirees subsidy by 50% starting December 1, 2023, and completely phased out by December 1, 2024. The postretirement benefit plan adjustment required to be recorded under these plans was a gain of $6.9 million and $99.4 million due to curtailment in 2024 and 2023, respectively, and an expense of $24.8 million in 2022.

For other benefits, as of January 1, 2024 and 2023 the Company had total recognized liabilities of $1.5 million and $90.9 million, respectively, for the postretirement medical plans and $36.9 million and $32.8 million, respectively, for the non-qualified deferred compensation plans.

Effective December 31, 2024, the Company froze the qualified and the non-qualified defined benefit plans. The benefit plan freeze will stop accumulating for all participants included beginning on January 1, 2025. The Company recognized a gain during 2024 through Surplus of $36.5 million for the qualified pension plan, offset by $8.5 million non-admitted asset due to the funded pension asset status. Additionally, the Company recognized a gain during 2024 through Surplus of $0.3 million for the non-qualified pension plan.

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2024 and 2023 (millions):

	Pension Benefits		Other Benefits
	2024	2023	2024	2023
Accumulated Benefit Obligation	$265.4	$248.4	$36.8	$27.4

Projected Benefit Obligation	$265.4	$305.3	$36.8	$38.5
Plan Assets at Fair Value	273.9	298.4	0.0	—

Funded Status	$8.5	$(6.9)	$(36.8)	$(38.5)

Prior Service Costs	—	—	—	—
Total Unrecognized Loss	$(41.0)	$(77.5)	$(14.1)	$(6.5)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The components of net periodic benefit costs as calculated in the January 1, 2024, 2023, and 2022 plan valuations are as follows:

	Pension Benefits			Other Benefits
December 31 (millions)	2024	2023	2022	2024	2023	2022
Service Costs	$10.7	$12.1	$18.0	$2.2	$2.7	$6.9
Interest cost on Projected Benefit
Obligation (PBO)	17.9	16.0	13.9	2.9	5.5	7.0
Expected return on plan assets	(21.0)	(21.1)	(24.9)	—	—	—
Prior service costs	—	—	—	—	(70.2)	(1.1)
Settlement	6.2	—	23.9	(2.2)	(32.2)	6.9
Amortization of unrecognized net loss	7.2	7.6	7.0	1.9	0.8	5.1

Net benefit expense	$21.0	$14.6	$37.9	$4.8	$(93.4)	$24.8

During 2024, 2023, and 2022 pension expense for the non-qualified deferred compensation plan included $4.4 million, and $1.4 million, and $6.9 million of settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during those years exceeding the plans interest and service cost.

The changes in the PBO and plan assets are as follows:

	Pension Benefits		Other Benefits
December 31 (millions)	2024	2023	2024	2023
Change in PBO
PBO, beginning of the year	$305.3	$292.8	$38.5	$123.8
Service costs	10.7	12.1	2.2	2.7
Interest costs	17.9	16.0	2.9	5.5
Change in assumptions	(4.7)	(4.0)	(1.4)	(0.5)
Plan amendments	(49.1)	—	—	(57.9)
Actuarial loss	30.5	7.6	8.7	8.4
Benefits and expenses paid	(45.2)	(19.2)	(14.1)	(43.5)

PBO, end of year	$265.4	$305.3	$36.8	$38.5

	Pension Benefits		Other Benefits
December 31 (millions)	2024	2023	2024	2023
Change in Plan Assets
Plan assets, beginning of the year	$298.4	$253.3	$—	$—
Employer contributions	—	25.0	11.5	3.6
Return on plan assets	20.7	39.3	—	—
Benefits and expenses paid	(45.2)	(19.2)	(11.5)	(3.6)

Plan assets, end of year	$273.9	$298.4	$—	$—

Plan assets higher (lower) than PBO	$8.5	$(6.9)	$(36.8)	$(38.5)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

At December 31, 2024 and 2023, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts or participation in certain other funds managed by outside investment advisors, and consisted of approximately 51.4% in equity investments and 48.6% in fixed-income investments and 62.9% in equity and 37.1% in fixed-income investments, respectively. A distribution of plan assets by investment objective as of December 31, 2024 and 2023 are as follows:

December 31, (in millions)	2024	2023
Fixed Income Funds	$133.2	$110.7
Equity Funds:
Index	81.8	108.8
Growth	5.7	7.7
Value	18.3	24.2
International	14.1	18.4

Total Internal Funds	253.1	269.8
External funds	20.8	28.6

Total plan assets	$273.9	$298.4

The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1.

The Company made contributions to its defined benefit pension plan of $0.0 million in 2024 and $25.0 million in 2023. The Company estimates that it will contribute up to $15.0 million to this plan in 2025. Benefits expected to be paid from the defined benefit pension plan total $30.6 million in 2025, $21.7 million in 2026, $21.6 million in 2027 and $19.1 million in 2028, and $21.2 million in 2029. The aggregate benefits expected to be paid in 2030 through 2034 total approximately $100.7 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2024. Benefit expected to be paid from the non-qualified plan total $29.9 million.

The assumptions used in determining the Net Periodic Benefit Cost for pension and other benefit plans were as follows:

	Pension Benefits		Postretirement Medical		Non-Qualified Deferred Compensation
Weighted average Assumptions at December 31	2024	2023	2024	2023	2024	2023
Discount Rate:	5.70	5.50	N/A	5.50	5.80	5.40
Compensation Increase:	4.00	4.00	4.00	4.00	5.00	5.00
Expected Return on Assets:	7.50	8.00	—	—	—	—

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of 50% equity investments and 50% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.5%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 3.5% was selected taking into account historical inflation data and future inflation expectations.

The health care cost trend rate assumption impacts the amounts reported for the postretirement benefit plans. The postretirement benefit plan has been fully curtailed as of December 1, 2024, and as such, there are no future assumptions and no future expenses expected to be paid from this plan.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Savings and Other Incentive Plans

Effective January 1, 2023, Mutual of America enhanced the 401(k) savings plan under which employees can contribute up to 6% of their salary, with the Company matching 100% of this contribution and an employer non-elective 3% contribution of the employees’ salary. This was a change from the previous plan under which the Company matches half of the employees’ basic contribution up to 6% of salary. The Company contributed $6.4 million, $6.2 million, $3.5 million in 2024, 2023, and 2022, respectively.

Effective December 31, 2024, the Company has eliminated the 3% non-elective contribution of the employees’ salary.

The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $3.1 million, $7.5 million, and $11.4 million for December 31, 2024, 2023, and 2022 respectively. At December 31, 2024 and 2023, the accrued liability related to these plans was $9.5 million and $3.5 million, respectively.

8. COMMITMENTS AND CONTINGENCIES

Rental expenses approximated $16.8 million, $21.2 million, and $23.3 million as of December 31, 2024, 2023, and 2022, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $13.0 million in 2025; $10.9 million in 2026; $9.8 million in 2027; $9.5 million in 2028; $9.1 million in 2029 and $83.9 million in 2030 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

9. FEDERAL INCOME TAXES

A reconciliation of the income tax benefit recognized in the Company’s statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 21% in 2024, 2023, and 2022 to net income (loss) from operations before federal income taxes follows:

December 31 (millions)	2024	2023	2022
1 Net gain (loss) from operations before federal income taxes and after dividends to policyholders	$53.2	$(236.1)	$(103.3)
2 Realized capital (losses) gains before federal income tax, after transfer to IMR	(16.7)	(21.6)	24.6

3 Income before taxes	$36.5	$(257.7)	$(78.7)
	21%	21%	21%

Expected income tax expense (benefit) at 21% statutory rate	$7.7	$(54.1)	$(16.5)

4 Increase (decrease) in actual tax reported resulting from:
– Amortization of interest maintenance reserve	$2.5	$(0.2)	$(1.7)
– Deferred tax benefit on non-admitted assets	(9.9)	(5.1)	(0.1)
– Pension and postretirement benefits	6.0	10.9	16.9
– Investments	—	—	(4.9)
– Statutory Valuation Allowance	11.0	41.8	20.3
– GA Reinsurance	—	4.1	—
– Tax Attribute Expiration	6.4	6.4	—
– Other permanent items	(7.9)	(3.9)	1.1

5 Total income tax	$15.8	$—	$15.1

6 Current income tax incurred	$—	$—	$—
7 Change in net deferred income tax excluding tax on unrealized gains/losses	15.8	—	15.1

8 Total income tax	$15.8	$—	$15.1

The federal income tax expense of $15.8 million, $0.0 million and $15.1 million in 2024, 2023, and 2022, respectively relates primarily to the change in the deferred income tax incurred by Mutual of America.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The components of the net DTA recognized in the Company’s statement of financial condition are as follows:

December 31 (millions)	2024			2023
	(1)	(2)	(3)	(4)	(5)	(6)
(1)	Ordinary	Capital	(Col 1+2) Total	Ordinary	Capital	(Col 4+5) Total
(a) Total Gross DTA’s	$284.6	$39.5	324.1	$308.6	$20.5	$329.1
(b) Statutory Valuation Allowance Adjustment	(223.5)	(35.1)	(258.6)	(231.4)	(20.4)	(251.8)

(c) Adjusted Gross DTA’s (1a-1b)	$61.1	$4.4	$65.5	$77.2 $	0.1	$77.3
(d) DTA’s non-admitted	—	—	—	—	—	—

(e) Subtotal net DTA (1c -1d)	61.1	4.4	65.5	77.2	0.1	77.3
(f) DTL’s	(5.6)	(4.4)	(10.0)	(5.9)	(0.1)	(6.0)

(g) Net admitted DTA/ (DTL) (1e-1f)	$55.5	$—	$55.5	$71.3	$—	$71.3

	Change in DTA’s 2024 to 2023
	(7) (Col 1-4) Ordinary	(8) (Col 2-5) Capital	(9) (Col 7+8) Total
(a) Total Gross DTA’s	$(24.0)	$19.0	$(5.0)
(b) Statutory Valuation Allowance Adjustment	7.9	(14.7)	(6.8)

(c) Adjusted Gross DTA’s (1a-1b)	$(16.1)	$4.3	$(11.8)
(d) DTA’s non-admitted	—	—	—

(e) Subtotal net DTA (1c -1d)	(16.1)	4.3	(11.8)
(f) DTL’s	0.3	(4.3)	(4.0)

(g) Net admitted DTA/ (DTL) (1e-1f)	$(15.8)	$—	$(15.8)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The amount of adjusted gross DTAs admitted under each applicable component of SSAP No. 101 is as follows:

December 31 (millions)	2024			2023
(2) Admission Calculation Components SSAP No. 101	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—	$—	$—	$—
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount of Deferred Tax Assets From (2)(a), above) After Application of the Threshold Limitation. (The Lesser of (2)(b) 1 and (2)(b) 2 Below)	55.5	—	55.5	71.3	—	71.3
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	N/A	N/A	55.5	N/A	N/A	71.3
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	N/A	N/A	97.2	N/A	N/A	83.9
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	5.6	4.4	10.0	5.9	0.1	6.0

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	61.1	4.4	65.5	77.2	0.1	77.3
Deferred tax liabilities	5.6	4.4	10.0	5.9	0.1	6.0

Net admitted deferred tax asset/liability	55.5	—	55.5	71.3	—	71.3

	Change
	(7) (Col 1-4) Ordinary	(8) (Col 2-5) Capital	(9) (Col 7+8) Total
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount of Deferred Tax Assets From (2)(a), above) After Application of the Threshold Limitation. (The Lesser of (2)(b) 1 and (2)(b) 2 Below)	(15.8)	—	(15.8)
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	N/A	N/A	(15.8)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	N/A	N/A	13.3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	(0.3)	4.3	4.0

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	(16.1)	4.3	(11.8)
Deferred tax liabilities	(0.3)	4.3	4.0

Net admitted deferred tax asset/liability	(15.8)	—	(15.8)

December 31	2024	2023
(3) Threshold
(a) Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	757.0%	578.0%
(b) Amount of Total Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation	$648.3	$559.5

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

December 31 (millions)	2024			2023
(4) Impact of Tax Planning Strategies	(1) Ordinary	(2) Capital	(1+2) Total	(3) Ordinary	(4) Capital	(3+4) Total
(a) Determination of adjusted gross deferred tax assets and net admitted deferred tax assets by character as a percentage
1. Adjusted Gross DTAs Amount from Note 9 (1) (c)	$61.1	$4.4	$65.5	$77.2	$0.1	$77.3
2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	85.0%	—%	85.0%	100.0%	—%	100.0%
3. Net admitted Adjusted Gross DTAs Amount from Note 9 A 1 (e)	$61.1	$4.4	$65.5	$77.2	$0.1	$77.3
4. Percentage of Net Admitted Adjusted DTAs by Tax Character Admitted because of the Impact of Tax Planning Strategies	85.0%	—%	85.0%	100.0%	—%	100.0%

	Change
	(5) (Col 1-3) Ordinary	(6) (Col 2-4) Capital	(5+6) Total
1. Adjusted Gross DTAs Amount from Note 9 (1) (c)	$(16.1)	$4.3	$(11.8)
2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	(15.0)%	—%	(15.0)%
3. Net admitted Adjusted Gross DTAs Amount from Note 9 A 1 (e)	$(16.1)	$4.3	$(11.8)
4. Percentage of Net Admitted Adjusted DTAs by Tax Character Admitted because of the Impact of Tax Planning Strategies	(15.0)%	—%	(15.0)%
(b) Do the Company’s tax-planning strategies include the use of reinsurance?	Yes

The application of SSAP No.101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. The Company has evaluated all negative and positive evidence, including the 3-year cumulative loss, future reversing taxable temporary differences, and other objectively verifiable future sources of income to estimate whether sufficient future taxable income will be generated to permit the use of its existing deferred tax assets. On the basis of this evaluation, the Company has recorded an additional valuation allowance of $15.8 million against its net deferred tax asset as of December 31, 2024. The Company will continue to analyze the valuation allowance on a quarterly basis.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The Company has no unrecognized deferred tax liabilities as of December 31, 2024 and December 31, 2023.

Significant components of income taxes incurred and the changes in DTAs and DTLs are as follows:

December 31 (millions)	2024	2023	Change
(1) Current Income Tax Expense
(a) Federal tax expense	$—	$—	$—
(b) Foreign tax expense (benefit) on operating earnings	—	—	—

(c) Subtotal	$—	$—	$—
(d) Federal tax expense (benefit) on net realized capital gains (losses)	—	—	—
(e) Utilization of capital loss carry forwards	—	—	—
(f) Other	—	—	—

(g) Total federal and foreign income tax expense (benefit)	$—	$—	$—

Deferred income tax assets and liabilities consist of the following major components:
(2) Deferred tax assets:
(a) Ordinary
(1) Policy Reserves	55.3	55.3	—
(2) Pension Accruals	7.9	12.1	(4.2)
(3) NOLs	93.9	77.7	16.2
(4) Deferred Acquisition Costs	3.3	3.5	(0.2)
(5) Fixed Assets	84.4	66.2	18.2
(6) Investments	—	63.0	(63.0)
(7) Compensations & Benefit Accruals	—	—	—
(8) Intangibles	6.8	7.8	(1.0)
(9) Other assets - nonadmitted	23.2	13.3	9.9
(10) Other (including items <5% of total ordinary tax assets)	9.8	9.8	—

Gross ordinary deferred tax assets	$284.6	$308.6	$(24.1)

(b) Statutory valuation allowance adjustment	(223.5)	(231.4)	7.9
(c) Nonadmitted ordinary DTA’s	—	—	—

(d) Admitted ordinary DTA’s (2a-2b-2c)	$61.1	$77.2	$(16.1)

(e) Capital
(1) Trade Name	10.9	10.9	—
(2) Capital Loss Carryforwards	26.7	7.8	18.9
(3) Other	1.9	1.7	0.2

Total capital DTA’s	$39.5	$20.5	$19.0
(f) Statutory valuation allowance adjustment	(35.1)	(20.4)	(14.7)
(g) Nonadmitted capital DTAs		—	—

(h) Admitted Capital DTAs (2e-2f-2g)	4.4	0.1	4.3

(i) Admitted DTAs (2d+2h)	$65.5	$77.3	$(11.8)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

(3) Deferred tax liabilities:
(a) Ordinary
(1) Investments - Market Discount	(1.8)	(1.7)	(0.1)
(2) Policyholder Reserves	(0.6)	(1.3)	0.7
(3) Capitalized Consulting Fees	(0.2)	(1.9)	1.7
(4) Compensation & Benefit Accruals	(0.8)	(0.5)	(0.3)
(5) Other (including items <5% of total ordinary tax liabilities)	(2.2)	(0.4)	(1.8)

Total Ordinary DTL’s	$(5.6)	$(5.8)	$0.2

(b) Capital
(1) Unrealized capital gains	—	(0.1)	0.1
(2) Other	(4.4)	—	(4.4)

Total Capital DTL’s	$(4.4)	$(0.1)	$(4.3)

(c) Total DTL’s (3a+3b)	$(10.0)	$(5.9)	$(4.1)

(4) Net DTA (DTL) (2i-3c)	$55.5	$71.3	$(15.8)

The change in net deferred income taxes between December 31, 2024 and December 31, 2023 is composed of the following (this analysis is exclusive of nonadmitted DTAs as the Change in Nonadmitted Assets is reported separately from the change in Net Deferred Income Taxes in the surplus section of the Annual Statement):

December 31 (millions)	2024	2023	Change
Total deferred tax assets	$324.1	$329.1	$(5.0)
Total deferred tax liabilities	(10.0)	(6.0)	(4.0)

Net deferred tax assets/liabilities	$314.1	$323.1	$(9.0)
Statutory valuation allowance	(258.6)	(251.8)	(6.8)

Net deferred tax assets after valuation allowance	$55.5	$71.2	$(15.7)
Tax effect of unrealized gains/(losses)	4.3	0.1	4.2
Statutory valuation allowance on unrealized	(4.3)	—	(4.3)

Change in net deferred income tax (expense)/benefit	$55.5	$71.3	$(15.8)

E. Carryforwards, Recoverable Taxes and IRC 6603 Deposits

December 31 (millions)	2024	2023	Change
(1) The Company had Net Operating Losses of:	$447.3	$369.8	$77.5
The Company had Capital Loss Carryforwards of:	$126.7	$37.2	$89.5
The Company had foreign Tax Credit Carryforwards of:	$—	$—	$—

(2) There are no ordinary income taxes available for recoupment in the event of future net losses as a result of the Tax Cuts and Jobs Act removing the operating loss deduction carryback. There are no capital taxes paid available for recoupment in prior years.

(3) Deposits admitted under IRC 6603.

The aggregate amounts of deposits reported as admitted assets under Section 6603 of the Internal revenue Service (IRS) Code was zero as of December 31, 2024 and 2023.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

(4) As of December 31, 2024, the Company had the following net operating loss carryforwards (millions):

Year Incurred	Net Operating Losses	Year of Expiration
12/31/2010	$16.8	2025
12/31/2011	$16.8	2026
12/31/2012	$21.8	2027
12/31/2013	$26.6	2028
12/31/2015	$1.8	2030
12/31/2016	$45.0	2031
12/31/2017	$29.2	2032
12/31/2018	$46.7	No Expiration
12/31/2023	$144.9	No Expiration
12/31/2024	$97.7	No Expiration

Total	$447.3

As of December 31, 2024, the Company had the following net capital loss carryforwards (in millions):

Year Incurred	Net Capital Losses	Year of Expiration
12/31/2023	$35.0	2028
12/31/2024	91.7	2029

Total	$126.7

Federal Income Tax Allocation

The Company will file a Consolidated tax return with TruSpire Retirement Insurance Company for the year ended December 31, 2024. Under the Tax Sharing Agreement, current tax is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income(loss), net operating losses or other tax attributes contribute to or reduce federal tax expense.

The Company has $0 tax contingencies under SSAP No. 5R as of December 31, 2024 and December 31, 2023.

The Company’s Federal Income Tax Returns for fiscal years 2020 through 2022 remain open to examination.

On August 16, 2022, President Biden signed into law the Inflation Reduction Act (the “Act”). The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on the Adjusted Financial Statement Income (“AFSI”) of an applicable corporation with average adjusted statement income in excess of $1 billion for the three-prior year to tax years beginning after December 31, 2022. The tax is effective for tax years beginning after 2022.

The Company has determined as of December 31, 2024, that it does not expect to be liable for CAMT in 2024 and does not recognize any CAMT credit DTA.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 4) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Bonds and Notes and Common Stock – Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization. Common stock amounts exclude investments in mutual funds as these are reported at Net Asset Value.

Cash, Cash Equivalents and Short-Term Investments – The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.

Guaranteed Funds Transferable – Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Privately managed investments – privately managed investments are stated at our underlying share of the U.S. GAAP equity of the investee on a quarter lag, which approximates fair value.

Policy Loans – The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

11. UNCONSOLIDATED SUBSIDIARIES

The Company’s unconsolidated subsidiary operations include financial service and real estate related activities. At December 31, 2024, subsidiary assets, liabilities and revenues were $122.7 million, $58.2 million and $87.0 million, respectively. At December 31, 2023, subsidiary assets, liabilities and revenues were $456.5 million, $69.6 million and $111.4 million, respectively. In accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the investments in the unconsolidated subsidiaries are carried at audited equity as calculated in accordance with U.S. GAAP.

The Company has incurred operating and investment-related expenses in connection with the use of its personnel and property on behalf of its subsidiaries. During 2024, 2023, and 2022, operating expenses of $4.8 million, $5.7 million, and $4.3 million respectively, and investment related expenses of $5.6 million, $3.7 million, and $4.2 million in 2024, 2023, and 2022, respectively, were allocated to its subsidiaries.

12. RELATED PARTY TRANSACTIONS

The Company has several related party agreements with affiliates including, Mutual of America Holding Company LLC (Hold Co), Mutual of America Capital Management LLC (Capital Management), Mutual of America Securities LLC (Securities), Mutual of America 320 Park Analytics LLC (320 Park Analytics), TruSpire Retirement Insurance Company (TruSpire), and MoA Funds Corporation (MoA Funds).

The Company has incurred operating costs in connection with the use of its personnel and property on behalf of Hold Co, Capital Management, Securities, 320 Park Analytics, MoA Funds, and TruSpire. The Company reimburses Securities and 320 Park Analytics for Operating Expenses incurred. Additionally, the Company pays an advisory fee to Capital Management to manage the General Account portfolio.

Effective November 1, 2024, the Company and MoA Funds entered into agreement where the Company earns a Shareholder Service Fee to compensate the costs of providing investors with services and assistance. As part of this agreement, Capital Management will pay the Company on behalf of the MoA Funds acting as paying agent.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Dividends and Capital

The Company recorded and received dividends of $223.6 million, $9.0 million, and $2.2 million from Hold Co as of December 31, 2024, 2023, and 2022, respectively. The Company received a return of capital of $246.1 million from Hold Co as of December 31, 2024.

For the state of New York, the Company cannot distribute dividends more than 10% of Surplus to Policyholders of the immediately preceding calendar year or its net gain from operations for the immediately preceding calendar year, not including realized capital gains, not to exceed thirty percent (30%) of its surplus to policyholders as of the immediately preceding calendar year. The Company must file its intention to declare such dividend and the amount thereof should be filed with the superintendent not less than thirty (30) days in advance of such proposed declaration. There are no restrictions on unassigned surplus funds.

13. SIGNIFICANT DIFFERENCES BETWEEN STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (“Statutory Accounting”), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading, whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity, whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

GAAP requires that unrealized gains and losses arising from the change in fair value of equity securities be reflected as a component of investment income whereas for statutory accounting unrealized gains and losses are reflected as a component of the change in surplus.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting. Additionally, if realized capital losses exceed realized capital gains accumulated in the IMR, then the accumulated balance is removed from the statement of financial condition by a direct charge to surplus.

A general formula-based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Under GAAP, mortality and morbidity assumptions are based on Company experience.

Under statutory accounting practices, reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance recoverable.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Statements of Cash Flow

The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.

14. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 17, 2025, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure in the accompanying financial statements.

Mutual of America Life Insurance Company

Schedule I

Summary of Investments - Other Than Investments in Related Parties

December 31, 2024

Types of investment (in millions)	Cost or Amortized Cost	Fair Value	Amount at Which Shown on Statement of Financial Position
Fixed maturity securities:
Bonds:
U.S. government bonds	$192.9	$170.0	$192.9
Foreign government bonds	7.2	4.7	7.2
State and municipal bonds	35.4	25.4	35.4
Public utilities	—	—	—
All other corporate bonds	3,179.6	2,559.2	3,179.6

Total bonds	3,415.2	2,759.3	3,415.2
Mortgage-backed and asset-backed securities	1,716.0	1,434.8	1,716.0
Redeemable preferred securities	—	—	—

Total fixed maturity securities	$5,131.2	$4,194.1	$5,131.2

Equity securities:
Common stocks:
Banks, trust and insurance companies	—	—	—
Industrial, miscellaneous and all other	5.4	5.4	5.4
Public utilities	—	—	—
Nonredeemable preferred securities	3.0	3.0	3.0

Total equity securities	$8.4	$8.4	$8.4
Policy loans	84.6	84.6	84.6
Short-term investments	3.0	3.0	3.0
Other invested assets	676.0	676.0	676.0
Total investments	$5,903.2	$4,966.1	$5,903.2

See Independent Auditors’ report.

Mutual of America Life insurance Company

Schedule IV

Reinsurance

December 31, 2024, 2023, and 2022

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2024
Life insurance in force	$468,569,098	$107,665,460	$—	$360,903,638	—%
Premiums:
Annuities and life insurance	$1,869,081,703	$35,807,315	$—	$1,833,274,388	—%
Accident and health insurance	1,141,677	—	—	1,141,677	—%

Total insurance premium	$1,870,223,380	$35,807,315	$—	$1,834,416,065	—%

2023
Life insurance in force	$833,026,392	$218,126,648		$614,899,744	—%
Premiums:
Annuities and life insurance	$1,890,672,096	$831,224,000	$—	$1,059,448,096	—%
Accident and health insurance	2,999,290	—	—	2,999,290	—%

Total insurance premium	$1,893,671,386	$831,224,000	$—	$1,062,447,386	—%

2022
Life insurance in force	$861,744,000	$191,892,000		$669,852,000	—%
Premiums:
Annuities and life insurance	$1,841,638,378	$23,722,076	$—	$1,817,916,302	—%
Accident and health insurance	2,524,091	—	—	2,524,091	—%

Total insurance premium	$1,844,162,469	$23,722,076	$—	$1,820,440,393	—%

See Independent Auditors’ report.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Copy of the resolution of the depositor establishing the registrant.

(b)	Custodial Agreement, dated September 10, 2020, by and between Mutual of America Life Insurance Company and Mid Atlantic Trust Company.

(c)	Agreement by and between Mutual of America Life Insurance Company and Mutual of America Securities LLC, dated September 30, 2020.

(d)(1)(i)	Form of Group Annuity Contract — 403(b) Thrift.

(d)(1)(ii)	Form of Group Annuity Contract — 403(b) — Amendment.

(d)(2)	Form of Group Annuity Contract — Defined Contribution.

(e)(1)	Form of Group Annuity Application — 403(b) Thrift.

(e)(2)	Form of Group Annuity Application — Defined Contribution.

(f)(1)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010.

(f)(2)	Bylaws of Mutual of America Life Insurance Company.

(g)	Not Applicable.

(h)(1)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001.

(h)(1)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York dated as of April 12, 2007.

(h)(1)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007.

(h)(2)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988.

(h)(2)(ii)	Amendment No. 1 to the Fund Participation Agreement — Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989.

(h)(2)(iii)	Amendment No. 2 to the Fund Participation Agreement — Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000.

(h)(2)(iv)	Amendment No. 3 to the Fund Participation Agreement — Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002.

(h)(2)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007.

(h)(2)(vi)	Amendment No.4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004.

(h)(2)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012.

1

(h)(2)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017.

(h)(2)(ix)	Fund Participation Agreement between Mutual of America Life Insurance Company and Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Financial Investments Corporation, dated as of April 29, 2024.

(h)(2)(x)	R6 Class Addendum to Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., American Century Services, LLC, dated as of May 1, 2025.

(h)(3)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012.

(h)(3)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(3)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016.

(h)(3)(iv)	Amendment to Amended and Restated Participation Agreement by and between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Mutual of America Life Insurance Company, dated as of March 15, 2023.

(h)(4)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001.

(h)(4)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(4)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016.

(h)(4)(iv)	Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of September 19, 2019.

(h)(5)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(5)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007.

(h)(5)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017.

(h)(6)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(6)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007.

(h)(6)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019.

(h)(7)(i)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013.

(h)(7)(ii)	Amendment No. 1 to Participation Agreement by and among Mutual of America Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.

(h)(8)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013.

(h)(9)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013.

2

(h)(9)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013.

(h)(10)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018.

(h)(10)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018.

(h)(10)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018.

(h)(11)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019.

(h)(12)(i)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(12)(ii)	Amendment to Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of March 11, 2020.

(h)(13)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(14)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019.

(h)(15)	Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Mutual of America Life Insurance Company dated as of May 9, 2023.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and consent of counsel as to the legality of the securities being registered.

(l)(1)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2. (to be filed herewith)

(l)(2)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company. (to be filed herewith)

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Initial Summary Prospectus for New Investors of Thrift Contracts.

(p)(1)(i)	Powers of Attorney of Directors.

(p)(1)(ii)	Power of Attorney of Director

(p)(2)	Powers of Attorney of Officers

(q)	Not Applicable.

(r)	Not Applicable.

3

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
Stephen J. Rich	Chairman of the Board, President and Chief Executive Officer
Matthew Adams	Director
Rosemary T. Berkery	Director
Gwendolyn Hatten Butler	Director
Wayne A. I. Frederick, M. D.	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
Paula A. Price	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
Stephen J. Rich	Chairman, President and Chief Executive Officer

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Christopher Bailey	Executive Vice President, Individual Products and Third Party Distribution
Simpa Baiye	Executive Vice President and Chief Actuary
Leah Berry	Senior Vice President, Controller
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Corporate Services
John P. Clare	Senior Vice President, Operations Contact Centers Communications
Joni L. Clark	Senior Vice President, Client Services
Christopher Conway	Executive Vice President, Chief Revenue Officer
Salvatore P. Conza	Senior Vice President, Planning and Strategy
Debra Cruz	Senior Vice President, Customer Experience
Nicholas S. Curabba	Senior Vice President, Associate General Counsel and Corporate Secretary
Jason D’Angelo	Executive Vice President and General Counsel
Tara Favors	Executive Vice President and Chief Human Resources Officer
Michael Galper	Senior Vice President, Infrastructure
Neal S. Goldstein	Executive Vice President and Chief Technology Officer
Aferdita Gutierrez	Executive Vice President, Chief Financial Officer
Thomas Isenberg	Senior Vice President, Operations
Richard Jacobs	Executive Vice President, Chief Information Security Officer and Chief Privacy Officer
Christine Janofsky	Executive Vice President, Chief Financial Officer
Alison J. Kelly	Senior Vice President and Associate General Counsel
Lydia Kieser	Senior Vice President, Application Services
Andrew Kramer	Senior Vice President, Client Services

4

Name and Principal Business Address*	Positions and Offices With Depositor
Jenny Lum	Senior Vice President and Head of Benefits
Mehdi Malaki	Executive Vice President, Head of Strategic Initiatives
Dennis McManus	Executive Vice President, Operations
Kyle Medlin	Senior Vice President and Chief Compliance Officer
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Executive Vice President, Administrative Operations
Benjamin Moser	Senior Vice President, Operations
Stephen P. Nolan	Senior Vice President, Operations
Paul O’Hara	Senior Vice President, Sales Operations and Support
Steven G. Sacchi	Senior Vice President, Procurement and Corporate Insurance
William Sample	Senior Vice President and Corporate Actuary
Susan Schneider	Senior Vice President, Head of Compensation and Data Analytics
Subhang Shah	Executive Vice President and Chief Information and Digital Officer
Brie Steingarten	Senior Vice President and Associate General Counsel
Andre Stuart	Senior Vice President, Retirement Plan Solutions
Jeffrey Tsai	Senior Vice President, Head of Enterprise Risk Management
Kenneth P. Young	Senior Vice President, Treasury

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

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Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company, and

•	Mutual of America Insurance Agency LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns a significant portion of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Item 30. Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for directors and officers (“D&O”) of Mutual of America Life Insurance et al is provided under an insurance policy issued by Chubb, with excess coverage by CNA, AIG and Travelers. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds with respect to non-indemnifiable loses. Coverage for life insurance company fiduciary errors and omissions liability coverage (“E&O”) is provided under an Investment Management insurance policy issued by AIG, with excess coverage by Chubb, CNA, and AXIS to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under these policies is $20 million.

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Item 31. Principal Underwriters

(a) Mutual of America Securities LLC (“Securities LLC”), the principal underwriter of the Registrant, also acts as principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Inc., and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b) The name, principal business address and position of each senior officer and manager of Securities LLC are as follows:

Board of Managers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Christopher Conway	Chairman
Christoper Bailey	Manager
Joseph Gaffoglio	Manager

Officers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Christopher Bailey	President and Chief Executive Officer
Brie Steingarten	General Counsel and Secretary
Christopher Conway	Senior Vice President
Kyle Medlin	Senior Vice President and Chief Compliance Officer
David R. Brandt	Financial and Operations Principal (FINOP), Principal Financial Officer (PFO) and Principal Operations Officer (POO)
Kenneth Young	Vice President, Finance
John McLean	Assistant Secretary
Amy Latkin	Assistant Secretary

*	The business address of all officers is 320 Park Avenue, New York, New York 10022-6839. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

(c) The principal underwriter receives no commissions from the registrant for its services in distributing the variable insurance contracts. Pursuant to a Distribution Agreement between Securities LLC and the Depositor, the Depositor covers the expenses incurred by Securities LLC to distribute the Contracts.

Item 32. Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained with its custodian, Brown Brothers Harriman & Co. at 50 Post Office Square, Boston, MA 02110, or with its transfer agent, FIS at 4249 Easton Way, Suite 400, Columbus, OH 43219.

Item 33. Management Services.

Not applicable.

Item 34. Fee Representation

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness for this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 29th of April, 2025.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Jason D’Angelo
Jason D’Angelo
Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2025.

PRINCIPAL EXECUTIVE OFFICER:

*
Stephen J. Rich
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Aferdita Gutierrez
Executive Vice President and Chief Financial Officer (Chief Accounting Officer)

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Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2025.

Signatures	Title

* Stephen J. Rich	Chairman of the Board, President and Chief Executive Officer

* Matthew Adams	Director

* Rosemary T. Berkery	Director

* Gwendolyn Hatten Butler	Director

* Wayne A. I. Frederick, M.D.	Director

* Robert J. Mcguire	Director

* Ellen Ochoa, PH.D.	Director

* Roger B. Porter, PH.D.	Director

* Paula A. Price	Director

* Dennis J. Reimer	Director

*By:	/S/ Jason D’Angelo
Jason D’Angelo
Attorney-In-Fact

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